                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:                                    811-6322

Exact name of registrant as specified in charter:                      Delaware Pooled Trust

Address of principal executive offices:                                2005 Market Street
                                                                       Philadelphia, PA 19103

Name and address of agent for service:                                 Richelle S. Maestro, Esq.
                                                                       2005 Market Street
                                                                       Philadelphia, PA 19103

Registrant's telephone number, including area code:                    (800) 523-1918

Date of fiscal year end:                                               October 31

Date of reporting period:                                              July 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE POOLED TRUST - THE ALL-CAP GROWTH EQUITY PORTFOLIO
-----------------------------------------------------------

July 31, 2005

                                                 NUMBER OF           MARKET
                                                 SHARES              VALUE
 COMMON STOCK - 88.27%
 Basic Industry/Capital Goods - 7.14%
 American Standard                                   2,600         $  115,128
 duPont (E.I.) deNemours                             3,000            128,040
 Graco                                               4,400            168,212
 Mine Safety Appliances                              2,800            136,920
                                                                   ----------
                                                                      548,300
                                                                   ----------
 Business Services - 5.78%
 Certegy                                             3,600            124,632
 Expeditors International Washington                 3,000            165,150
+Fisher Scientific International                     2,300            154,215
                                                                   ----------
                                                                      443,997
                                                                   ----------
 Consumer Durables - 1.45%
 Centex                                              1,500            110,970
                                                                   ----------
                                                                      110,970
                                                                   ----------
 Consumer Non-Durables - 13.80%
+Bed Bath & Beyond                                   2,700            123,930
 Dollar General                                      3,200             65,024
 Lowe's                                              1,500             99,330
 Nordstrom                                           6,400            236,864
 PepsiCo                                             2,000            109,060
 PETsMART                                            3,300             98,175
 Staples                                             9,300            211,761
+Williams-Sonoma                                     2,600            114,816
                                                                   ----------
                                                                    1,058,960
                                                                   ----------
 Consumer Services - 9.67%
+Educate                                             4,200             64,911
 Marriott International Class A                      3,000            205,410
 McDonald's                                          3,500            109,095
 Royal Caribbean Cruises                             1,600             72,720
 Starwood Hotels & Resorts Worldwide                 2,100            132,972
+XM Satellite Radio Holdings Class A                 4,400            156,772
                                                                   ----------
                                                                      741,880
                                                                   ----------
 Energy - 0.78%
 Chesapeake Energy                                   2,300             60,053
                                                                   ----------
                                                                       60,053
                                                                   ----------
 Financial - 6.71%
+Affiliated Managers Group                           1,600            114,080
 Lehman Brothers Holdings                              900             94,617
 Northern Trust                                      1,100             55,880
 Radian Group                                        2,500            128,950
 Westcorp                                            2,100            121,695
                                                                   ----------
                                                                      515,222
                                                                   ----------
 Health Care - 15.29%
+Conceptus                                           7,400             59,126
+CV Therapeutics                                     7,000            197,190
+Invitrogen                                          1,800            154,386
 Medicis Pharmaceutical Class A                      2,100             71,232
 Medtronic                                           2,700            145,638
+Nektar Therapeutics                                 7,800            146,328
+Protein Design Labs                                10,300            234,737
 Wyeth                                               3,600            164,700
                                                                   ----------
                                                                    1,173,337
                                                                   ----------
 Technology/Communication - 7.52%
+Broadcom Class A                                    3,800            162,526
+Cisco Systems                                       7,200            137,880
+Juniper Networks                                    7,200            172,728
+NII Holdings                                        1,400            104,216
                                                                   ----------
                                                                      577,350
                                                                   ----------

   Technology/Hardware - 10.63%
   Analog Devices                                                                          3,800            148,960
   ASML Holding                                                                            8,300            146,080
  +Check Point Software Technology                                                         3,300             74,349
  +EMC                                                                                    12,700            173,863
  +Marvell Technology Group                                                                2,100             91,749
  +Network Appliance                                                                       2,400             61,224
  +TTM Technologies                                                                        7,000             49,630
  +Zebra Technologies Class A                                                              1,800             70,200
                                                                                                         ----------
                                                                                                            816,055
                                                                                                         ----------
   Technology/Software - 7.69%
  +Amdocs                                                                                  5,600            166,264
=+#EOS International Restricted                                                           50,000              4,990
   Henry (Jack) & Associates                                                               1,200             23,112
  +Mercury Interactive                                                                     2,200             86,614
  +NAVTEQ                                                                                  4,400            193,468
  +VeriSign                                                                                4,400            115,764
                                                                                                         ----------
                                                                                                            590,212
                                                                                                         ----------
   Transportation - 1.81%
  +Marten Transport                                                                        5,550            138,833
                                                                                                         ----------
                                                                                                            138,833
                                                                                                         ----------
TOTAL COMMON STOCK (COST $5,381,272)                                                                      6,775,169
                                                                                                         ==========

                                                                                       PRINCIPAL
                                                                                         AMOUNT
REPURCHASE AGREEMENTS - 11.78%
With BNP Paribas 3.25% 8/1/05
(dated 7/29/05, to be repurchased at $531,144,
collateralized by $308,000 U.S. Treasury
Bills due 1/5/06, market value $303,678 and
$242,000 U.S. Treasury Bills due 1/19/06,
market value $238,160)                                                                  $531,000            531,000

With UBS Warburg 3.23% 8/1/05
(dated 7/29/05, to be repurchased at $373,100,
collateralized by $251,000 U.S. Treasury Notes 2.00%
due 8/31/05, market value $253,167 and $129,000
U.S. Treasury Notes 2.50% due 9/30/06, market value
$127,601)                                                                                373,000            373,000
TOTAL REPURCHASE AGREEMENTS (COST $904,000)                                                              ----------
                                                                                                            904,000
                                                                                                         ----------


TOTAL MARKET VALUE OF SECURITIES - 100.05%
   (cost $6,285,272)                                                                                      7,679,169
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) - (0.05%)                                        (4,061)
                                                                                                         ----------
NET ASSETS APPLICABLE TO 1,356,858 SHARES OUTSTANDING - 100.00%                                          $7,675,108
                                                                                                         ==========

+Non-income producing security for the period ended July 31, 2005.
#Restricted security - Investment in a security registered under the Securities
 Act of 1933. This security has certain restrictions on resale which may limit its liquidity. At July 31, 2005, the aggregate amount of the restricted security equals $4,990 or 0.07% of the Portfolio's net assets.
=Security is being fair valued in accordance with the Fund's fair valuation policy. See Note 1 in "Notes."
At July 31, 2005 one security was fair valued which represented 0.07% of the Portfolio's net assets.

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Pooled Trust
- The All-Cap Growth Equity Portfolio (the "Portfolio").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

REPURCHASE AGREEMENTS - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pay dividends from net investment income and distributions from net realized gains on investments, if any, annually.

2. INVESTMENTS
At July 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2005, the cost of investments and unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes were as follows:

Cost of investments                  $6,318,076
                                     ----------
Aggregate unrealized appreciation     1,459,996
Aggregate unrealized depreciation       (98,903)
                                     ----------
Net unrealized appreciation          $1,361,093
                                     ==========

For federal income tax purposes, at October 31, 2004, capital loss carryforwards of $6,861,973 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $381,664 expires in 2008, $3,875,429 expires in 2009, $2,008,163 expires in 2010 and $596,717 expires in
2011.

3. CREDIT AND MARKET RISKS
The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At July 31, 2005, there were no Rule 144A securities. None of these securities have been determined to be illiquid under the Portfolio's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets.

The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities and small- and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE POOLED TRUST - THE CORE FOCUS FIXED INCOME PORTFOLIO
-------------------------------------------------------------

July 31, 2005

                                                                                                     PRINCIPAL           MARKET
                                                                                                     AMOUNT (U.S.$)    VALUE (U.S.$)
AGENCY ASSET-BACKED SECURITIES - 0.43%
oFannie Mae Grantor Trust
   Series 2004-T4 A2 3.93% 2/25/20                                                                       $35,000           $ 34,773
   Series 2004-T4 A3 4.42% 8/25/24                                                                        20,000             19,849
                                                                                                                           --------
TOTAL AGENCY ASSET-BACKED SECURITIES (COST $55,012)                                                                          54,622
                                                                                                                           --------

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 4.34%
Fannie Mae
   Series 1996-46 ZA 7.50% 11/25/26                                                                       13,183             14,094
   Series 2002-90 A1 6.50% 6/25/42                                                                         6,165              6,371
   Series 2002-90 A2 6.50% 11/25/42                                                                       22,615             23,306
   Series 2003-122 AJ 4.50% 2/25/28                                                                       24,715             24,523
   Series 2004-90 PC 5.00% 3/25/27                                                                        30,000             30,086
Fannie Mae Grantor Trust
   Series 2001-T8 A2 9.50% 7/25/41                                                                        16,060             17,684
   Series 2002-T4 A3 7.50% 12/25/41                                                                       11,114             11,764
Fannie Mae Whole Loan
   Series 2003-W14 1A5 4.71% 9/25/43                                                                       4,589              4,584
   Series 2004-W11 1A2 6.50% 5/25/44                                                                      28,293             29,281
   Series 2004-W3 A2 3.75% 5/25/34                                                                        55,000             54,366
   Series 2004-W9 2A1 6.50% 2/25/44                                                                       13,731             14,207
Freddie Mac
   Series 1730 Z 7.00% 5/15/24                                                                            19,566             20,635
   Series 2326 ZQ 6.50% 6/15/31                                                                           32,576             34,307
   Series 2480 EH 6.00% 11/15/31                                                                           4,210              4,246
   Series 2889 OE 5.00% 1/15/30                                                                           35,000             34,723
   Series 2890 PC 5.00% 7/15/30                                                                           45,000             44,759
   Series 2902 LC 5.50% 12/15/17                                                                          35,000             35,504
   Series 2936 PC 5.00% 9/15/30                                                                           40,000             39,708
   Series 2981 NC 5.00% 4/15/31                                                                           50,000             49,603
Freddie Mac Structured Pass Through Securities
   Series T-54 2A 6.50% 2/25/43                                                                            8,466              8,730
   Series T-56 A2A 2.842% 7/25/36                                                                          7,715              7,680
   Series T-58 1A2 3.108% 5/25/35                                                                         12,262             12,184
   Series T-58 2A 6.50% 9/25/43                                                                           20,162             20,819
GNMA Series 2002-62 B 4.763% 1/16/25                                                                       5,000              4,999
                                                                                                                           --------
TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $552,726)                                                            548,163
                                                                                                                           --------

AGENCY MORTGAGE-BACKED SECURITIES - 21.89%
Fannie Mae
   5.73% 12/1/08                                                                                          22,772             23,519
   6.202% 5/1/09                                                                                           7,755              8,058
   6.50% 8/1/17                                                                                           20,531             21,301
   6.765% 1/1/07                                                                                          22,410             22,865
Fannie Mae Relocation 30 yr.
   5.00% 11/1/33                                                                                          12,964             12,927
   5.00% 1/1/34                                                                                           17,617             17,546
   5.00% 8/1/34                                                                                           18,427             18,352
   5.00% 11/1/34                                                                                          34,599             34,458
   5.00% 11/1/34                                                                                          39,574             39,413
Fannie Mae S.F. 15 yr.
   4.50% 8/1/19                                                                                           19,443             19,145
   5.00% 10/1/18                                                                                          28,914             29,013
   5.00% 2/1/19                                                                                           43,929             44,066
   5.00% 1/1/20                                                                                           29,742             29,835
   5.00% 6/1/20                                                                                            4,960              4,975
   7.00% 11/1/14                                                                                           6,841              7,166
Fannie Mae S.F. 15 yr. TBA
   4.50% 8/1/20                                                                                           60,000             59,025
   5.00% 8/1/20                                                                                           50,000             50,125
   5.50% 8/25/20                                                                                          25,000             25,508

Fannie Mae S.F. 30 yr.
   5.00% 3/1/34                                                                                           71,305             70,392
   5.00% 5/1/34                                                                                           24,713             24,365
   5.00% 1/1/35                                                                                           39,186             38,635
   5.00% 5/1/35                                                                                           64,241             63,317
   5.00% 6/1/35                                                                                          104,484            102,982
   5.50% 3/1/29                                                                                           38,610             38,876
   5.50% 4/1/29                                                                                           35,645             35,890
   5.50% 2/1/35                                                                                          162,333            163,298
   5.50% 5/1/35                                                                                           34,929             35,136
   5.50% 5/1/35                                                                                          108,697            109,342
   6.00% 9/1/34                                                                                            4,753              4,858
   6.00% 11/1/34                                                                                          33,131             33,866
   6.50% 7/1/32                                                                                           27,889             28,891
   6.50% 11/1/33                                                                                          64,877             67,147
   6.50% 2/1/34                                                                                           31,934             33,052
   7.00% 12/1/34                                                                                          19,417             20,436
   7.50% 4/1/32                                                                                            9,669             10,309
   7.50% 6/1/34                                                                                           85,029             90,662
Fannie Mae S.F. 30 yr. TBA
   5.00% 8/1/35                                                                                          145,000            142,825
   5.50% 8/1/35                                                                                          545,000            547,896
   6.00% 8/1/35                                                                                           50,000             51,094
   7.00% 8/1/35                                                                                           60,000             63,150
oFreddie Mac ARM 3.734% 4/1/34                                                                            18,982             19,143
Freddie Mac Relocation 30 yr. 5.00% 9/1/33                                                                45,715             45,587
Freddie Mac S.F. 20 yr.
   5.50% 8/1/24                                                                                           79,042             80,055
   5.50% 9/1/24                                                                                          152,246            154,198
Freddie Mac S.F. 30 yr.
   5.50% 11/1/33                                                                                          59,252             59,641
   6.50% 10/1/33                                                                                          10,371             10,731
   7.00% 11/1/33                                                                                          11,581             12,164
GNMA S.F. 30 yr.
   5.00% 7/15/33                                                                                          48,048             47,793
   5.00% 5/15/35                                                                                          34,907             34,711
   7.50% 1/15/32                                                                                          10,801             11,550
GNMA S.F. 30 yr. TBA 5.00% 8/1/34                                                                         45,000             44,705
                                                                                                                          ---------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (COST $2,780,821)                                                                 2,763,994
                                                                                                                          =========

AGENCY OBLIGATIONS - 4.23%
Fannie Mae
   3.125% 12/15/07                                                                                       420,000            409,703
   5.25% 8/1/12                                                                                           25,000             25,789
   5.00% 4/15/15                                                                                          25,000             25,875
   ^5.246% 10/9/19                                                                                        30,000             14,365
Federal Home Loan Bank 4.875% 11/15/06                                                                    10,000             10,088
^Financing Corporation Principal Strip PRN 2 4.651% 11/30/17                                              60,000             33,544
Freddie Mac 3.75% 8/3/07                                                                                  15,000             14,868
                                                                                                                          ---------
TOTAL AGENCY OBLIGATIONS (COST $536,465)                                                                                    534,232
                                                                                                                          =========

ASSET-BACKED SECURITIES - 5.83%
AmeriCredit Automobile Receivables Trust
   Series 2001-C A4 5.01% 7/14/08                                                                         14,743             14,791
   Series 2001-D A4 4.41% 11/12/08                                                                         5,552              5,562
Capital One Multi-Asset Execution Trust Series 2003-C2 C2 4.32% 4/15/09                                   10,000              9,996
Citibank Credit Card Issuance Trust
   Series 2002-A1 A1 4.95% 2/9/09                                                                        185,000            186,730
   Series 2003-A7 A7 4.15% 7/7/17                                                                         15,000             14,355
   Series 2004-A4 A4 3.20% 8/24/09                                                                        10,000              9,771
Countrywide Asset-Backed Certificates
   Series 2004-S1 A2 3.872% 3/25/20                                                                       30,000             29,549
   oSeries 2004-9 AF2 3.337% 9/25/23                                                                      20,000             19,760
o#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.15% 7/25/35                                        47,293             46,820
oMerrill Lynch Mortgage Investors Series 2005-NC1 A2B 3.68% 10/25/35                                      40,000             40,034
Mid-State Trust
   Series 11 A1 4.864% 7/15/38                                                                            11,318             10,964
   Series 2004-1 A 6.005% 8/15/37                                                                         12,618             12,894
Peco Energy Transition Trust Series 1999-A A6 6.05% 3/1/09                                               120,000            121,962
Renaissance Home Equity Loan Trust Series 2004-4 AF2 3.856% 2/25/35                                       50,000             49,399
oResidential Asset Mortgage Products Series 2004-RZ2 AI3 4.30% 1/25/31                                    40,000             39,725

oSaxon Asset Securities Trust Series 2005-1 A2B 3.681% 5/25/35                                            50,000             50,041
#Sierra Receivables Funding Company Series 2003-1A 144A 3.09% 1/15/14                                     24,384             23,763
Structured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31                                             30,037             28,040
WFS Financial Owner Trust Series 2002-2 A4 4.50% 2/20/10                                                  22,129             22,179
                                                                                                                            -------
TOTAL ASSET BACKED SECURITIES (COST $744,201)                                                                               736,335
                                                                                                                            =======

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.40%
Bank of America Commercial Mortgage
   Series 2004-2 A2 3.52% 11/10/38                                                                        20,000             19,301
   Series 2004-5 A3 4.561% 11/10/41                                                                       25,000             24,684
   Series 2005-1 A3 4.877% 11/10/42                                                                       55,000             55,261
   oSeries 2005-2 AJ 4.953% 7/10/43                                                                       15,000             14,906
#Crown Castle Towers Series 2005-1A C 144A 5.074% 6/15/35                                                 25,000             24,664
First Union-Lehman Brothers-Bank of America Series 1998-C2 A2 6.56% 11/18/35                               9,832             10,249
General Electric Capital Commercial Mortgage
   Series 2005-C2 A2 4.706% 5/10/43                                                                       60,000             59,952
   Series 2002-1A A3 6.269% 12/10/35                                                                      35,000             37,767
General Motors Acceptance Corporation Commercial Mortgage Securities Series 1998-C2 A2 6.42% 5/15/35      54,408             56,858
#Hilton Hotel Pool Trust Series 2000 HLTA A1 144A 7.055% 10/3/15                                          16,081             17,115
J.P. Morgan Chase Commercial Mortgage Securities
   Series 2002-C1 A3 5.376% 7/12/37                                                                       15,000             15,504
   Series 2003-C1 A2 4.985% 1/12/37                                                                       70,000             70,724
LB-UBS Commercial Mortgage Trust
   Series 2005-C2 A2 4.821% 4/15/30                                                                       30,000             30,172
   Series 2002-C1 A4 6.462% 3/15/31                                                                       40,000             43,798
Morgan Stanley Capital I Series 2005-HQ6 A2A 4.882% 8/13/42                                               25,000             25,137
Wachovia Bank Commercial Mortgage Trust Series 2005-C18 A2 4.657% 4/15/42                                 50,000             49,808
                                                                                                                            -------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $562,182)                                                                 555,900
                                                                                                                            =======

CORPORATE BONDS - 27.65%
Banking - 2.81%
#Banco Santander 144A
   o3.72% 12/9/09                                                                                         15,000             14,960
   5.375% 12/9/14                                                                                         15,000             15,154
oBarclays Bank 6.278% 12/29/49                                                                            60,000             60,697
Citigroup 5.875% 2/22/33                                                                                  50,000             52,901
Credit Suisse First Boston USA 6.125% 11/15/11                                                            30,000             32,138
Popular North America 4.25% 4/1/08                                                                        35,000             34,696
Popular North America Capital Trust 6.564% 9/15/34                                                        30,000             32,317
o#Rabobank Capital Funding II 144A 5.26% 12/29/49                                                         20,000             20,137
oRBS Capital Trust I 4.709% 12/29/49                                                                      45,000             43,441
Regions Financial
   6.375% 5/15/12                                                                                         40,000             43,550
   7.00% 3/1/11                                                                                            5,000              5,527
                                                                                                                            -------
                                                                                                                            355,518
                                                                                                                            -------
Basic Industry - 0.48%
Barrick Gold Finance 7.50% 5/1/07                                                                         15,000             15,771
Lubrizol 4.625% 10/1/09                                                                                   15,000             14,876
Noranda 5.50% 6/15/17                                                                                     30,000             29,692
                                                                                                                            -------
                                                                                                                             60,339
                                                                                                                            -------
Brokerage - 0.76%
Amvescap 4.50% 12/15/09                                                                                   15,000             14,844
Franklin Resources 3.70% 4/15/08                                                                          20,000             19,524
Goldman Sachs 6.345% 2/15/34                                                                              40,000             42,439
Morgan Stanley 4.75% 4/1/14                                                                               20,000             19,474
                                                                                                                            -------
                                                                                                                             96,281
                                                                                                                            -------
Capital Goods - 0.40%
General Electric 5.00% 2/1/13                                                                             45,000             45,605
York International 6.625% 8/15/06                                                                          5,000              5,097
                                                                                                                            -------
                                                                                                                             50,702
                                                                                                                            -------
Communications - 3.80%
ALLTEL 4.656% 5/17/07                                                                                     30,000             30,108
BellSouth 4.75% 11/15/12                                                                                  20,000             19,866
Comcast 4.95% 6/15/16                                                                                     35,000             34,196
Cox Communications 4.625% 1/15/10                                                                         10,000              9,838
InterActiveCorp 6.75% 11/15/05                                                                            72,000             72,437
oLiberty Media 4.91% 9/17/06                                                                              18,000             18,123
SBC Communications
   4.125% 9/15/09                                                                                         10,000              9,797
   6.15% 9/15/34                                                                                          30,000             31,999

Sprint Capital
   4.78% 8/17/06                                                                                          25,000             25,092
   6.375% 5/1/09                                                                                           5,000              5,284
   8.375% 3/15/12                                                                                         15,000             17,813
   8.75% 3/15/32                                                                                          45,000             62,115
#Telecom Italia Capital 144A 4.00% 1/15/10                                                                 5,000              4,829
Telefonos de Mexico 4.50% 11/19/08                                                                        45,000             44,463
Thomson 5.75% 2/1/08                                                                                      35,000             35,803
Time Warner Entertainment 8.375% 3/15/23                                                                  10,000             12,561
Verizon Wireless 5.375% 12/15/06                                                                          45,000             45,636
                                                                                                                            -------
                                                                                                                            479,960
                                                                                                                            -------
Consumer Cyclical - 2.89%
oCentex 3.46% 8/1/07                                                                                      30,000             30,034
CVS 4.00% 9/15/09                                                                                         15,000             14,668
oDaimlerChrysler Holdings 3.859% 9/10/07                                                                  40,000             40,105
Ford Motor 7.45% 7/16/31                                                                                  15,000             12,751
Ford Motor Credit
   6.625% 6/16/08                                                                                         30,000             29,989
   5.625% 10/1/08                                                                                         10,000              9,564
   5.70% 1/15/10                                                                                          15,000             14,150
   7.00% 10/1/13                                                                                          25,000             24,325
oGeneral Motors Acceptance Corporation 4.559% 7/16/07                                                     25,000             24,458
Johnson Controls 5.00% 11/15/06                                                                            5,000              5,037
Jones Apparel 4.25% 11/15/09                                                                              10,000              9,655
Limited Brands 6.95% 3/1/33                                                                               30,000             31,343
Lowe's 7.50% 12/15/05                                                                                     40,000             40,509
May Department Stores 3.95% 7/15/07                                                                       25,000             24,712
Time Warner 8.18% 8/15/07                                                                                 45,000             48,215
Wendy's International 6.35% 12/15/05                                                                       5,000              5,036
                                                                                                                            -------
                                                                                                                            364,551
                                                                                                                            -------
Consumer Non-Cyclical - 2.36%
Albertson's 8.00% 5/1/31                                                                                  35,000             42,397
Amgen 4.00% 11/18/09                                                                                       5,000              4,900
ConAgra 7.125% 10/1/26                                                                                    30,000             35,337
#Genentech 144A 4.75% 7/15/15                                                                             15,000             14,912
Kraft Foods
   4.125% 11/12/09                                                                                        35,000             34,286
   5.625% 11/1/11                                                                                          5,000              5,228
Medco Health Solutions 7.25% 8/15/13                                                                      15,000             16,722
MedPartners 7.375% 10/1/06-00                                                                             35,000             35,963
Safeway 6.15% 3/1/06                                                                                      30,000             30,253
Universal 6.50% 2/15/06                                                                                   15,000             15,176
UST 6.625% 7/15/12                                                                                        35,000             38,380
WellPoint
   3.75% 12/14/07                                                                                         15,000             14,701
   4.25% 12/15/09                                                                                         10,000              9,822
                                                                                                                            -------
                                                                                                                            298,077
                                                                                                                            -------
Electric - 4.50%
Ameren 4.263% 5/15/07                                                                                     25,000             24,892
America Electric Power 4.709% 8/16/07                                                                     35,000             35,077
Appalachian Power 4.40% 6/1/10                                                                            40,000             39,314
Avista 7.75% 1/1/07                                                                                       20,000             20,810
CC Fund Trust I 6.90% 2/16/07                                                                             20,000             20,680
Detroit Edison 5.05% 10/1/05                                                                              35,000             35,053
Dominion Resources
   5.95% 6/15/35                                                                                          20,000             20,511
   7.195% 9/15/14                                                                                         25,000             28,604
Duke Capital
   4.331% 11/16/06                                                                                        30,000             29,951
   5.668% 8/15/14                                                                                         10,000             10,299
FPL Group Capital 4.086% 2/16/07                                                                          25,000             24,886
Georgia Power 4.875% 7/15/07                                                                              25,000             25,207
National Rural Utilities Cooperative Finance 3.875% 2/15/08                                               20,000             19,725
o#Pinnacle West Energy 144A 4.004% 4/1/07                                                                 15,000             15,008
#Power Contract Financing 144A 6.256% 2/1/10                                                              25,000             25,700
oSCANA 3.48% 3/1/08                                                                                       25,000             25,033
Southern California Edison
   o3.465% 12/13/07                                                                                       35,000             35,000
   6.00% 1/15/34                                                                                          35,000             38,147
Southern Capital Funding 5.30% 2/1/07                                                                     25,000             25,375

TXU Electric Delivery 7.00% 5/1/32                                                                        30,000             35,507
TXU Energy 7.00% 3/15/13                                                                                  30,000             33,241
                                                                                                                          ---------
                                                                                                                            568,020
                                                                                                                          ---------
Energy - 0.72%
Apache Finance 7.00% 3/15/09                                                                              10,000             10,932
#Canadian Oil Sands 144A 4.80% 8/10/09                                                                    10,000              9,942
Nexen 5.875% 3/10/35                                                                                      15,000             14,928
Valero Energy 6.125% 4/15/07                                                                              15,000             15,345
Weatherford International 4.95% 10/15/13                                                                  40,000             39,824
                                                                                                                          ---------
                                                                                                                             90,971
                                                                                                                          ---------
Financial - 1.24%
American General Finance 4.875% 7/15/12                                                                   20,000             19,843
#BAE Systems Holdings 144A
   o4.05% 8/15/08                                                                                         25,000             25,009
   4.75% 8/15/10                                                                                          15,000             14,896
Berkshire Hathaway Finance 4.125% 1/15/10                                                                  5,000              4,896
HSBC Finance 5.00% 6/30/15                                                                                25,000             24,804
o#Premium Asset Trust Series 2005-2 144A 3.42% 2/2/07                                                      5,000              5,000
#Residential Capital 144A
   6.375% 6/30/10                                                                                         20,000             20,343
   6.875% 6/30/15                                                                                         40,000             41,717
                                                                                                                          ---------
                                                                                                                            156,508
                                                                                                                          ---------
Insurance - 2.42%
#Farmers Insurance Exchange 144A 6.00% 8/1/14                                                             35,000             35,643
Marsh & McLennan
   o3.71% 7/13/07                                                                                         10,000              9,936
   5.375% 3/15/07                                                                                         45,000             45,324
MetLife
   5.00% 6/15/15                                                                                          15,000             15,005
   5.70% 6/15/35                                                                                          25,000             25,391
#Nationwide Mutual Insurance 144A 7.875% 4/1/33                                                            5,000              6,143
o#Oil Insurance 144A 5.15% 8/15/33                                                                        25,000             24,941
Radian Group 5.375% 6/15/15                                                                               65,000             63,118
Saint Paul Travelers 5.01% 8/16/07                                                                        30,000             30,187
Willis Group
   5.125% 7/15/10                                                                                         20,000             19,929
   5.625% 7/15/15                                                                                         30,000             29,795
                                                                                                                          ---------
                                                                                                                            305,412
                                                                                                                          ---------
Natural Gas - 1.92%
Atmos Energy
   o3.974% 10/15/07                                                                                       35,000             35,082
   4.00% 10/15/09                                                                                         35,000             33,904
Enterprise Products Operating 4.625% 10/15/09                                                             15,000             14,774
Sempra Energy
   o3.754% 5/21/08                                                                                        30,000             30,154
   4.621% 5/17/07                                                                                         40,000             40,004
Valero Logistics Operations 6.05% 3/15/13                                                                 85,000             88,621
                                                                                                                          ---------
                                                                                                                            242,539
                                                                                                                          ---------
Paper & Forest Products - 0.24%
Temple-Inland 5.003% 5/17/07                                                                              30,000             30,051
                                                                                                                          ---------
                                                                                                                             30,051
                                                                                                                          ---------
Real Estate - 0.27%
Developers Diversified Realty 4.625% 8/1/10                                                               35,000             34,205
                                                                                                                          ---------
                                                                                                                             34,205
                                                                                                                          ---------
Technology - 2.16%
Chartered Semiconductor
   5.75% 8/3/10                                                                                          110,000            108,786
   6.375% 8/3/15                                                                                          85,000             83,787
Computer Sciences 5.00% 2/15/13                                                                           25,000             24,951
Motorola 4.608% 11/16/07                                                                                  55,000             55,015
                                                                                                                          ---------
                                                                                                                            272,539
                                                                                                                          ---------
Transportation - 0.68%
Continental Airlines 6.503% 6/15/11                                                                       60,000             59,330
#Erac USA Finance 144A 7.35% 6/15/08                                                                      25,000             26,684
                                                                                                                          ---------
                                                                                                                             86,014
                                                                                                                          ---------
TOTAL CORPORATE BONDS (COST $3,494,526)                                                                                   3,491,687
                                                                                                                          =========

FOREIGN AGENCIES - 0.40%
Pemex Project Funding Master Trust 6.125% 8/15/08                                                         30,000             30,825
#Pemex Project Funding Master Trust 144A 6.625% 6/15/35                                                   20,000             19,400
                                                                                                                          ---------
TOTAL FOREIGN AGENCIES (COST $51,001)                                                                                        50,225
                                                                                                                          =========

MUNICIPAL BONDS - 2.44%
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/39 (FSA)                                                15,000             16,144
California State 5.00% 2/1/33                                                                              5,000              5,202
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)                                       5,000              5,307
Colorado Department of Transportation Revenue Series B 5.00% 12/15/13 (FGIC)                              20,000             21,960
Fulton County, Georgia Water & Sewer Revenue 5.25% 1/1/35 (FGIC)                                          30,000             32,424
Golden State, California Tobacco Securitization Corporation Settlement
 Revenue Series A 5.00% 6/1/45 (AMBAC)                                                                    45,000             46,243
Illinois State Taxable Pension 5.10% 6/1/33                                                               20,000             20,097
Massachusats School Building Authority Series A 5.00% 8/15/30 (FSA)                                       50,000             53,101
New Jersey Economic Development Authority Revenue Cigarette Tax 5.75% 6/15/29                              5,000              5,364
New York State Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)                                15,000             16,402
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)                                          10,000             10,772
Oregon State Taxable Pension 5.892% 6/1/27                                                                20,000             22,339
West Virginia Economic Development Authority
   5.37% 7/1/20 (MBIA)                                                                                    25,000             26,084
   6.07% 7/1/26                                                                                           25,000             26,884
                                                                                                                            -------
TOTAL MUNICIPAL BONDS (COST $304,780)                                                                                       308,323
                                                                                                                            =======

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 9.80%
Bank of America Alternative Loan Trust
   Series 2003-10 2A1 6.00% 12/25/33                                                                      30,554             31,070
   Series 2004-2 1A1 6.00% 3/25/34                                                                        15,580             15,842
   Series 2004-10 1CB1 6.00% 11/25/34                                                                      8,852              9,014
   Series 2004-11 1CB1 6.00% 12/25/34                                                                     31,565             32,141
   Series 2005-3 2A1 5.50% 4/25/20                                                                        28,735             29,202
   Series 2005-5 2CB1 6.00% 6/25/35                                                                       24,193             24,577
   Series 2005-6 7A1 5.50% 7/25/20                                                                        29,624             30,083
Bank of America Funding Series 2004-3 2A2 5.00% 9/25/19                                                   25,841             25,736
oBank of America Mortgage Securities
   Series 2003-D 1A2 3.428% 5/25/33                                                                          781                780
   Series 2003-I 2A4 3.828% 10/25/33                                                                      30,000             29,801
   Series 2004-A 1A1 3.486% 2/25/34                                                                       20,352             20,231
   Series 2004-E 1A1 3.528% 6/25/34                                                                       36,812             36,333
   Series 2004-G 2A6 4.657% 8/25/34                                                                       30,000             30,098
   Series 2005-A 2A1 4.479% 2/25/35                                                                       37,909             37,504
   Series 2005-B 2A1 4.415% 3/25/35                                                                       43,170             42,634
   Series 2005-E 2A1 4.995% 6/25/35                                                                       19,527             19,497
   Series 2005-F 2A3 4.742% 7/25/35                                                                       54,590             54,121
oCountrywide Alternative Loan Trust Series 2004-J7 1A2 4.673% 8/25/34                                     50,000             49,961
Credit Suisse First Boston Mortgage Securities
   Series 2003-29 5A1 7.00% 12/25/33                                                                      18,314             18,857
   Series 2004-1 3A1 7.00% 2/25/34                                                                         1,848              1,898
oDeutsche Mortgage Securities Series 2004-4 1A2 4.01% 4/25/34                                             19,869             19,830
First Horizon Alternative Mortgage Securities Series 2004-FA1 1A1 6.25% 10/25/34                          55,636             56,766
First Horizon Asset Securities
   Series 2003-5 1A17 8.00% 7/25/33                                                                        8,069              8,549
   oSeries 2004-AR5 4A1 5.696% 10/25/34                                                                   15,095             15,320
oMASTR Adjustable Rate Mortgages Trust Series 2003-6 1A2 2.908% 12/25/33                                  25,000             24,713
MASTR Alternative Loans Trust
   Series 2003-9 1A1 5.50% 12/25/18                                                                       24,289             24,668
   Series 2005-3 7A1 6.00% 4/25/35                                                                        28,108             28,524
#MASTR Reperforming Loan Trust Series 2005-1 1A5 144A 8.00% 8/25/34                                       22,376             23,944
Nomura Asset Acceptance
   oSeries 2004-AP2 A2 4.099% 7/25/34                                                                     25,000             24,946
   Series 2005-WF1 2A2 4.786% 3/25/35                                                                     25,000             24,766
Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34                                                    13,827             13,983
Residential Asset Mortgage Products
   Series 2004-SL1 A3 7.00% 11/25/31                                                                      14,097             14,456
   Series 2004-SL4 A3 6.50% 7/25/32                                                                       19,257             19,726
   Series 2005-SL1 A2 6.00% 5/25/32                                                                       21,459             21,950
oStructured Adjustable Rate Mortgage Loan Trust Series 2004-18 5A 5.50% 12/25/34                          30,840             31,148
Structured Asset Securities
   oSeries 2002-22H 1A 6.994% 11/25/32                                                                     7,171              7,313
   Series 2004-12H 1A 6.00% 5/25/34                                                                       47,140             47,729
Washington Mutual
   oSeries 2003-AR4 A7 3.95% 5/25/33                                                                       6,730              6,610
   oSeries 2003-AR9 1A7 4.059% 9/25/33                                                                    15,804             15,589
   Series 2004-CB3 1A 6.00% 10/25/34                                                                       8,516              8,645
   Series 2004-CB3 4A 6.00% 10/25/19                                                                      34,012             34,800

oSeries 2005-AR3 A1 4.656% 3/25/35                                                                        46,629             46,240
oWells Fargo Mortgage Backed Securities Trust
   Series 2004-DD 2A3 4.535% 1/25/35                                                                      50,000             49,674
   Series 2004-DD 2A6 4.535% 1/25/35                                                                      25,000             24,534
   Series 2004-I 1A1 3.385% 7/25/34                                                                       58,219             58,636
   Series 2004-T A1 3.455% 9/25/34                                                                        45,877             45,673
                                                                                                                        -----------
TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $1,246,247)                                                    1,238,112
                                                                                                                        -----------

                                                                                                       NUMBER OF
                                                                                                        SHARES
PREFERRED STOCK - 0.12%
CIT Group 5.189%                                                                                             150             15,056
                                                                                                                        -----------
TOTAL PREFERRED STOCK (COST $15,000)                                                                                         15,056
                                                                                                                        ===========
                                                                                                       PRINCIPAL
                                                                                                     AMOUNT (U.S.$)

U.S. TREASURY OBLIGATIONS - 17.39%
&U.S. Treasury Bond 5.375% 2/15/31                                                                       260,000            295,527
U.S. Treasury Inflation Index Bond 2.375% 1/15/25                                                         30,941             32,674
U.S. Treasury Inflation Index Notes
   0.875% 4/15/10                                                                                         56,440             54,236
   1.625% 1/15/15                                                                                         35,635             34,852
   2.00% 7/15/14                                                                                          25,784             26,070
   3.00% 7/15/12                                                                                          54,062             58,281
U.S. Treasury Notes
   3.625% 4/30/07                                                                                         15,000             14,907
   3.625% 6/30/07                                                                                        100,000             99,309
   3.625% 6/15/10                                                                                         20,000             19,566
   3.75% 5/15/08                                                                                          20,000             19,844
   3.875% 5/15/10                                                                                        325,000            321,128
   3.875% 7/15/10                                                                                         15,000             14,837
   4.125% 5/15/15                                                                                      1,220,000          1,204,941
                                                                                                                        -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $2,234,440)                                                                         2,196,172
                                                                                                                        ===========

^SHORT-TERM INVESTMENTS - 8.03%
Fannie Mae Discount Notes 3.181% 8/9/05                                                                  845,000            844,408
Federal Home Loan Bank Discount Notes 3.226% 8/12/05                                                     130,000            129,872
Freddie Mac Discount Notes 3.196% 8/9/05                                                                  40,000             39,972
                                                                                                                        -----------
TOTAL SHORT-TERM INVESTMENTS (COST $1,014,336)                                                                            1,014,252
                                                                                                                        ===========


TOTAL MARKET VALUE OF SECURITIES - 106.95%
   (cost $13,591,737)                                                                                                    13,507,073
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETSo (SEE NOTES) - (6.95%)                                                     (877,173)
                                                                                                                        -----------
NET ASSETS APPLICABLE TO 1,424,836 SHARES OUTSTANDING - 100.00%                                                         $12,629,900
                                                                                                                        ===========

oVariable rate notes. The interest rate shown is the rate as of July 31, 2005.
XOf this amount, $1,592,101 represents payables for securities purchased as of
 July 31, 2005.
^Zero coupon security. The interest rate shown is the yield at the time of purchase.
#Securities exempt from registration under Rule 144A of the Securities Act of
 1933. See Note 6 in "Notes."
&Fully or partially pledged as collateral for financial futures contracts.

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Company
ARM - Adjustable Rate Mortgage
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
PRN - Principal Only Strip
S.F. - Single Family
TBA - To be announced
yr - Year

The following futures contract was outstanding at July 31, 2005:


FUTURES CONTRACTS(1)

        CONTRACTS                           NOTIONAL             NOTIONAL                                   UNREALIZED
         TO SELL                              COST               PROCEEDS          EXPIRATION DATE         APPRECIATION
         -------                              ----               --------          ---------------         ------------
4 U.S. Treasury 10 year notes              $(445,174)           $(443,938)            9/30/05                 $1,236
                                                                                                              ------
                                                                                                              $1,236
                                                                                                              ======

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

(1)See Note 3 in "Notes."

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Pooled Trust
- The Core Focus Fixed Income Portfolio (the "Portfolio").

SECURITY VALUATION - U.S. Government and agency securities are valued at the mean between bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At July 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2005, the cost of investments and unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes were as follows:

Cost of investments                         $13,591,970
                                            -----------
Aggregate unrealized appreciation                23,471
Aggregate unrealized depreciation              (108,368)
                                            -----------
Net unrealized depreciation                 $   (84,897)
                                            ===========

3.  FUTURES CONTRACTS
 The Portfolio may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Portfolio's custodian, rather than directly with the broker.) Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

4. SWAP AGREEMENTS
During the period ended July 31, 2005, the Portfolio entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Portfolio will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Portfolio will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

5. CREDIT AND MARKET RISK
The Portfolio invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Portfolio's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Portfolio may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At July 31, 2005, Rule 144A securities represented approximately 3.77% of total net assets. None of these securities have been determined to be illiquid under the Portfolio's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted on the Schedule of Investments.

SCHEDULE OF INVESTMENTS (Unaudited)
-----------------------------------

DELAWARE POOLED TRUST - THE CORE PLUS FIXED INCOME PORTFOLIO

July 31, 2005

                                                                                                                           MARKET
                                                                                                       PRINCIPAL            VALUE
                                                                                                       AMOUNT|_|           (U.S.$)

Agency Asset-Backed Securities - 0.35%
oFannie Mae Grantor Trust
   Series 2004-T4 A2 3.93% 2/25/20                                                  USD                 $125,000         $  124,190
   Series 2004-T4 A3 4.42% 8/25/24                                                                        65,000             64,510
Nelnet Education Loan Funding Series 2001-A A1 5.76% 7/1/12                                              244,167            249,545
oSLMA Student Loan Trust Series 2004-3 A3 3.74% 4/25/16                                                   80,000             80,150
                                                                                                                         ----------
TOTAL AGENCY ASSET-BACKED SECURITIES (cost $521,757)                                                                        518,395
                                                                                                                         ==========

Agency Collateralized Mortgage Obligations - 2.80%
Fannie Mae
   Series 1996-46 ZA 7.50% 11/25/26                                                                       42,843             45,804
   Series 2002-90 A1 6.50% 6/25/42                                                                        57,541             59,463
   Series 2002-90 A2 6.50% 11/25/42                                                                      399,002            411,178
   Series 2003-122 AJ 4.50% 2/25/28                                                                      250,678            248,734
   Series 2004-90 PC 5.00% 3/25/27                                                                        90,000             90,258
Fannie Mae Grantor Trust
   Series 1999-T2 A1 7.50% 1/19/39                                                                        12,344             13,067
   Series 2001-T8 A2 9.50% 7/25/41                                                                        37,061             40,810
   Series 2002-T4 A3 7.50% 12/25/41                                                                        4,168              4,412
   Series 2004-T1 1A2 6.50% 1/25/44                                                                       12,047             12,455
Fannie Mae Whole Loan
   Series 2004-W3 A2 3.75% 5/25/34                                                                        25,000             24,712
   Series 2004-W9 2A1 6.50% 2/25/44                                                                       61,788             63,933
   Series 2004-W11 1A2 6.50% 5/25/44                                                                     297,081            307,453
Freddie Mac
   Series 1730 Z 7.00% 5/15/24                                                                           442,685            466,866
   Series 2326 ZQ 6.50% 6/15/31                                                                          527,731            555,772
   Series 2480 EH 6.00% 11/15/31                                                                           6,014              6,066
   Series 2889 OE 5.00% 1/15/30                                                                          150,000            148,813
   Series 2890 PC 5.00% 7/15/30                                                                          240,000            238,717
   Series 2902 LC 5.50% 12/15/17                                                                         215,000            218,099
   Series 2936 PC 5.00% 9/15/30                                                                          515,000            511,240
   Series 2981 NC 5.00% 4/15/31                                                                          275,000            272,814
Freddie Mac Structured Pass Through Securities
   Series T-54 2A 6.50% 2/25/43                                                                          105,824            109,125
   Series T-56 A2A 2.842% 7/25/36                                                                         19,840             19,748
   Series T-58 1A2 3.108% 5/25/35                                                                         98,095             97,469
   Series T-58 2A 6.50% 9/25/43                                                                           60,487             62,458
GNMA Series 2002-62 B 4.763% 1/16/25                                                                     105,000            104,976
                                                                                                                         ----------
TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (cost $4,167,691)                                                        4,134,442
                                                                                                                         ==========

Agency Mortgage-Backed Securities - 27.29%
Fannie Mae
   5.73% 12/1/08                                                                                          18,218             18,815
   6.202% 5/1/09                                                                                          69,792             72,518
   6.50% 8/1/17                                                                                          119,081            123,547
   6.765% 1/1/07                                                                                           8,964              9,146
   7.50% 8/1/35                                                                                        1,165,000          1,241,817
oFannie Mae ARM 3.742% 8/1/34                                                                            321,800            319,406
Fannie Mae Relocation 30 yr
   5.00% 11/1/33                                                                                          86,425             86,182
   5.00% 1/1/34                                                                                           58,072             57,909
   5.00% 1/1/34                                                                                           35,234             35,091
   5.00% 11/1/34                                                                                         187,821            187,058
   5.00% 11/1/34                                                                                         148,401            147,798
   5.00% 4/1/35                                                                                          592,843            590,064

Fannie Mae S.F. 15 yr
   4.50% 1/1/20                                                                                           74,164             73,028
   5.00% 7/1/14                                                                                            9,926              9,976
   5.00% 12/1/16                                                                                          14,915             14,980
   5.00% 5/1/20                                                                                           88,560             88,837
   5.00% 7/1/20                                                                                           34,627             34,735
   5.50% 5/1/20                                                                                            9,962             10,170
   6.00% 4/1/17                                                                                           14,558             15,049
   6.00% 6/1/17                                                                                           13,473             13,928
   6.00% 2/1/18                                                                                          112,437            116,232
Fannie Mae S.F. 15 yr TBA
   4.50% 8/1/20                                                                                        3,390,000          3,334,912
   5.00% 8/1/20                                                                                        2,600,000          2,606,500
   5.50% 8/25/20                                                                                       3,120,000          3,183,375
Fannie Mae S.F. 30 yr
   5.00% 3/1/34                                                                                           49,355             48,722
   5.00% 3/1/35                                                                                           59,160             58,310
   5.00% 3/1/35                                                                                           19,502             19,222
   5.00% 3/1/35                                                                                           49,266             48,573
   5.00% 5/1/35                                                                                           79,066             77,929
   5.00% 6/1/35                                                                                          149,831            147,677
   5.00% 6/1/35                                                                                           69,923             68,918
   5.00% 6/1/35                                                                                           99,869             98,434
   5.00% 7/1/35                                                                                           64,771             63,840
   5.50% 3/1/29                                                                                          124,411            125,266
   5.50% 4/1/29                                                                                          147,036            148,047
   5.50% 1/1/34                                                                                           53,527             53,862
   5.50% 1/1/35                                                                                           69,913             70,328
   5.50% 2/1/35                                                                                           63,769             64,147
   5.50% 2/1/35                                                                                           78,612             79,079
   5.50% 6/1/35                                                                                          104,238            104,857
   6.00% 1/1/35                                                                                           14,636             14,961
   6.00% 6/1/35                                                                                           54,950             56,170
   7.00% 12/1/33                                                                                          88,723             93,409
   7.00% 5/1/35                                                                                           27,710             29,165
   7.50% 6/1/31                                                                                           10,700             11,409
   7.50% 6/1/34                                                                                          302,016            322,025
Fannie Mae S.F. 30 yr TBA
   5.00% 8/1/35                                                                                        6,310,000          6,215,349
   5.50% 8/1/35                                                                                       11,905,000         11,968,244
   6.00% 8/1/35                                                                                        3,275,000          3,346,640
   7.00% 8/1/35                                                                                          960,000          1,010,400
oFreddie Mac ARM 3.734% 4/1/34                                                                            98,709             99,542
Freddie Mac Relocation 30 yr 5.00% 9/1/33                                                                112,210            111,895
Freddie Mac S.F. 20 yr
   5.50% 8/1/24                                                                                          579,644            587,070
   5.50% 9/1/24                                                                                        1,065,722          1,079,377
Freddie Mac S.F. 30 yr
   5.50% 12/1/34                                                                                         172,671            173,751
   6.50% 10/1/33                                                                                          31,114             32,193
   7.00% 11/1/33                                                                                          11,581             12,164
Freddie Mac S.F. 30 yr TBA
   5.50% 8/1/35                                                                                          140,000            140,788
GNMA S.F. 30 yr
   5.00% 7/15/33                                                                                          82,678             82,239
   5.00% 1/15/35                                                                                          34,564             34,370
   7.50% 1/15/30                                                                                           3,929              4,202
   7.50% 12/15/31                                                                                          2,769              2,961
   7.50% 2/15/32                                                                                           2,532              2,708
GNMA S.F. 30 yr TBA
   5.00% 8/1/34                                                                                        1,215,000          1,207,027
                                                                                                                         ----------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (cost $40,463,057)                                                               40,306,343
                                                                                                                         ==========

AGENCY OBLIGATIONS - 1.26%
Fannie Mae
   3.125% 12/15/07                                                                                       455,000            443,846
   3.375% 12/15/08                                                                                       110,000            106,882
   5.00% 4/15/15                                                                                         270,000            279,446
   5.25% 8/1/12                                                                                          485,000            500,315
   ^5.350% 10/9/19                                                                                       635,000            304,056

   6.625% 11/15/30                                                                                        65,000             81,869
^Financing Corporation Principal Strip PRN 2 4.875% 11/30/17                                             220,000            122,996
Freddie Mac 3.75% 8/3/07                                                                                  10,000              9,912
^Residual Funding Corporation Principal Strip 4.473% 10/15/19                                             10,000              5,117
                                                                                                                         ----------
TOTAL AGENCY OBLIGATIONS (cost $1,859,925)                                                                                1,854,439
                                                                                                                         ==========

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.59%
Bank of America Commercial Mortgage
   Series 2004-2 A2 3.52% 11/10/38                                                                        10,000              9,650
   Series 2004-5 A3 4.561% 11/10/41                                                                       95,000             93,800
   Series 2005-1 A3 4.877% 11/10/42                                                                      545,000            547,589
   oSeries 2005-2 AJ 4.953% 7/10/43                                                                      125,000            124,214
#Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A
   5.064% 5/14/16                                                                                        225,000            226,596
#Crown Castle Towers Series 2005-1A C 144A 5.074% 6/15/35                                                120,000            118,388
First Union-Lehman Brothers-Bank of America Series 1998-C2 A2 6.56% 11/18/35                             319,549            333,101
General Electric Capital Commercial Mortgage
   Series 2002-1A A3 6.269% 12/10/35                                                                     290,000            312,923
   oSeries 2005-C2 A2 4.706% 5/10/43                                                                     360,000            359,714
General Motors Acceptance Corporation Commercial Mortgage Securities
   Series 1998-C2 A2 6.42% 5/15/35                                                                       257,202            268,785
oGreenwich Capital Commercial Funding Series 2004-GG1 A7 5.317% 6/10/36                                  250,000            256,829
JPMorgan Chase Commercial Mortgage Securities
   Series 2002-C1 A3 5.376% 7/12/37                                                                      275,000            284,236
   Series 2003-C1 A2 4.985% 1/12/37                                                                      664,000            670,868
LB-UBS Commercial Mortgage Trust
   Series 2002-C1 A4 6.462% 3/15/31                                                                       20,000             21,899
   Series 2005-C2 A2 4.821% 4/15/30                                                                      450,000            452,584
oMerrill Lynch Mortgage Trust Series 2004-BPC1 A3 4.467% 9/12/41                                         190,000            186,113
#Merrill Lynch Mortgage Trust 144A
   Series 2005-GGP1 E 4.33% 11/15/10                                                                     105,000            104,320
   Series 2005-GGP1 F 4.35% 11/15/10                                                                     105,000            104,255
Morgan Stanley Capital I Series 2005-HQ6 A2A 4.882% 8/13/42                                              470,000            472,580
#Nationslink Funding Series 1998-2 F 144A 7.105% 8/20/30                                                  45,000             49,085
#Tower Series 2004-2A A 144A 4.232% 12/15/14                                                             135,000            131,961
Wachovia Bank Commercial Mortgage Trust Series 2005-C18 A2 4.657% 4/15/42                                170,000            169,346
                                                                                                                         ----------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $5,358,478)                                                             5,298,836
                                                                                                                         ==========

Corporate Bonds - 31.99%
Banking - 2.01%
o#Banco Santander 144A 3.72% 12/9/09                                                                     215,000            214,431
oBarclays Bank 6.278% 12/29/49                                                                           580,000            586,725
Citigroup 5.875% 2/22/33                                                                                 485,000            513,131
Credit Suisse First Boston USA 6.125% 11/15/11                                                            45,000             48,207
HSBC Bank USA 3.875% 9/15/09                                                                             250,000            243,191
HSBC Finance 5.00% 6/30/15                                                                               255,000            253,003
#Mizuho Finance Group 144A 5.79% 4/15/14                                                                  75,000             78,192
Popular North America 4.25% 4/1/08                                                                        35,000             34,696
Popular North America Capital Trust I 6.564% 9/15/34                                                     425,000            457,830
o#Rabobank Capital Funding II 144A 5.26% 12/29/49                                                        215,000            216,476
oRBS Capital Trust I 4.709% 12/29/49                                                                      30,000             28,961
Regions Financial
   6.375% 5/15/12                                                                                         50,000             54,438
   7.00% 3/1/11                                                                                            5,000              5,527
o#Resona Preferred Global Securities 144A 7.191% 12/29/49                                                235,000            240,447
                                                                                                                         ----------
                                                                                                                          2,975,255
                                                                                                                         ----------
Basic Industry - 3.33%
Abitibi-Consolidated 6.95% 12/15/06                                                                      569,000            583,226
Barrick Gold Finance 7.50% 5/1/07                                                                         10,000             10,514
Bowater 9.00% 8/1/09                                                                                     235,000            254,975
Georgia-Pacific 8.875% 5/15/31                                                                           355,000            445,525
Ispat Inland 9.75% 4/1/14                                                                                 48,000             56,880
Lubrizol 4.625% 10/1/09                                                                                  215,000            213,224
Noranda
   5.50% 6/15/17                                                                                          15,000             14,846
   6.20% 6/15/35                                                                                         560,000            563,832
Norske Skog Canada 8.625% 6/15/11                                                                        450,000            468,000
Smurfit Capital Funding 6.75% 11/20/05                                                                   545,000            547,725
#Southern Peru 144A 7.50% 7/27/35                                                                        490,000            486,598
Stone Container 9.75% 2/1/11                                                                             405,000            427,781

Temple-Inland 5.003% 5/17/07                                                                             345,000            345,584
Witco
   6.875% 2/1/26                                                                                         255,000            253,725
   7.75% 4/1/23                                                                                          245,000            248,675
                                                                                                                          ---------
                                                                                                                          4,921,110
                                                                                                                          ---------
Brokerage - 0.67%
Amvescap 4.50% 12/15/09                                                                                  370,000            366,144
Franklin Resources 3.70% 4/15/08                                                                          15,000             14,643
Goldman Sachs 6.345% 2/15/34                                                                             345,000            366,034
Morgan Stanley 4.75% 4/1/14                                                                              255,000            248,295
                                                                                                                          ---------
                                                                                                                            995,116
                                                                                                                          ---------
Capital Goods - 0.08%
General Electric 5.00% 2/1/13                                                                             35,000             35,470
York International 6.625% 8/15/06                                                                         75,000             76,460
                                                                                                                          ---------
                                                                                                                            111,930
                                                                                                                          ---------
Communications - 5.06%
Alltel 4.656% 5/17/07                                                                                    330,000            331,188
BellSouth 4.75% 11/15/12                                                                                 215,000            213,562
Citizens Communications 9.25% 5/15/11                                                                    105,000            117,863
Comcast
   4.95% 6/15/16                                                                                          15,000             14,655
   5.65% 6/15/35                                                                                         375,000            367,083
Cox Communications 4.625% 1/15/10                                                                        180,000            177,086
CSC Holdings
   8.125% 7/15/09                                                                                        110,000            113,850
   8.125% 8/15/09                                                                                         95,000             98,325
   10.50% 5/15/16                                                                                        150,000            163,875
GTE Hawaiian Telephone
   7.00% 2/1/06                                                                                          110,000            111,100
   7.375% 9/1/06                                                                                         275,000            279,125
#Hanarotelecom 144A 7.00% 2/1/12                                                                         265,000            266,862
#Intelsat Bermuda 144A
   8.25% 1/15/13                                                                                         130,000            136,500
   o8.695% 1/15/12                                                                                       180,000            184,500
InterActiveCorp 6.75% 11/15/05                                                                            65,000             65,394
MCI
   6.908% 5/1/07                                                                                         615,000            624,225
   7.688% 5/1/09                                                                                         150,000            156,750
Nextel Communications 6.875% 10/31/13                                                                    275,000            295,281
Qwest 7.875% 9/1/11                                                                                      360,000            377,100
Qwest Service 13.50% 12/15/10                                                                            235,000            271,425
SBC Communications
   4.125% 9/15/09                                                                                         95,000             93,074
   6.15% 9/15/34                                                                                         290,000            309,319
Sprint Capital
   4.78% 8/17/06                                                                                         395,000            396,453
   6.375% 5/1/09                                                                                          50,000             52,839
   7.625% 1/30/11                                                                                          5,000              5,649
   8.75% 3/15/32                                                                                         545,000            752,286
#Telecom Italia Capital 144A 4.00% 1/15/10                                                               240,000            231,815
Telefonos de Mexico 4.50% 11/19/08                                                                       425,000            419,931
Thomson 5.75% 2/1/08                                                                                     285,000            291,535
Time Warner Entertainment 8.375% 3/15/23                                                                 305,000            383,124
Time Warner Telecom 9.75% 7/15/08                                                                        105,000            106,838
Verizon Wireless 5.375% 12/15/06                                                                          25,000             25,353
Vodafone Group 5.375% 1/30/15                                                                             30,000             31,073
                                                                                                                          ---------
                                                                                                                          7,465,038
                                                                                                                          ---------
Consumer Cyclical - 4.05%
Autonation 9.00% 8/1/08                                                                                   80,000             88,600
Boyd Gaming 9.25% 8/1/09                                                                                 115,000            120,894
oCentex 3.46% 8/1/07                                                                                     335,000            335,378
Corrections Corporation of America 7.50% 5/1/11                                                          200,000            208,500
oDaimlerChrysler NA Holdings 3.859% 9/10/07                                                              425,000            426,119
Dana 5.85% 1/15/15                                                                                       325,000            294,142
Ford Motor 7.45% 7/16/31                                                                                 110,000             93,505
Ford Motor Credit
   5.625% 10/1/08                                                                                        160,000            153,028
   5.70% 1/15/10                                                                                         215,000            202,820
   6.625% 6/16/08                                                                                        285,000            284,896
   7.00% 10/1/13                                                                                         190,000            184,871

General Motors 8.375% 7/15/33                                                                            310,000            281,325
General Motors Acceptance Corporation
   o4.559% 7/16/07                                                                                       430,000            420,671
   6.75% 12/1/14                                                                                          90,000             84,912
Johnson Controls 5.00% 11/15/06                                                                           40,000             40,296
Jones Apparel 4.25% 11/15/09                                                                             210,000            202,764
Kohl's 7.25% 6/1/29                                                                                       15,000             18,131
oLiberty Media 4.91% 9/17/06                                                                             359,083            361,532
Limited Brands 6.95% 3/1/33                                                                              280,000            292,533
Lodgenet Entertainment 9.50% 6/15/13                                                                     125,000            136,875
Lowe's 7.50% 12/15/05                                                                                     30,000             30,382
MGM MIRAGE 9.75% 6/1/07                                                                                  715,000            774,882
Target 5.875% 3/1/12                                                                                      40,000             42,685
Time Warner 8.18% 8/15/07                                                                                235,000            251,784
Visteon
   7.00% 3/10/14                                                                                         115,000            102,350
   8.25% 8/1/10                                                                                          560,000            543,201
Wendy's International 6.35% 12/15/05                                                                      10,000             10,073
                                                                                                                         ----------
                                                                                                                          5,987,149
                                                                                                                         ----------
Consumer Non-Cyclical - 2.44%
Albertson's 8.00% 5/1/31                                                                                 390,000            472,433
Constellation Brands 8.125% 1/15/12                                                                       95,000            102,125
#Genentech 144A
   4.75% 7/15/15                                                                                         170,000            168,999
   5.25% 7/15/35                                                                                         140,000            138,848
GlaxoSmithKline Capital 5.375% 4/15/34                                                                    15,000             15,468
Great Atlantic & Pacific Tea 7.75% 4/15/07                                                               100,000            104,875
HCA 5.50% 12/1/09                                                                                        495,000            494,015
Kraft Foods
   4.125% 11/12/09                                                                                       400,000            391,844
   5.25% 10/1/13                                                                                           5,000              5,118
   5.625% 11/1/11                                                                                        295,000            308,456
Medco Health Solutions 7.25% 8/15/13                                                                     465,000            518,374
MedPartners 7.375% 10/1/06                                                                               385,000            395,588
Safeway 6.15% 3/1/06                                                                                      10,000             10,084
Universal 6.50% 2/15/06                                                                                   85,000             85,997
UST 6.625% 7/15/12                                                                                        30,000             32,897
WellPoint
   3.75% 12/14/07                                                                                        199,000            195,037
   4.25% 12/15/09                                                                                        165,000            162,060
                                                                                                                         ----------
                                                                                                                          3,602,218
                                                                                                                         ----------
Electric - 3.55%
Ameren 4.263% 5/15/07                                                                                     10,000              9,957
America Electric Power 4.709% 8/16/07                                                                     15,000             15,033
Appalachian Power 4.40% 6/1/10                                                                            15,000             14,743
Avista
   7.75% 1/1/07                                                                                           85,000             88,441
   9.75% 6/1/08                                                                                          310,000            347,217
oAvista Capital Trust III 6.50% 4/1/34                                                                   150,000            152,549
CC Fund Trust I 6.90% 2/16/07                                                                             10,000             10,340
Detroit Edison 5.05% 10/1/05                                                                              30,000             30,046
Dominion Resources
   5.15% 7/15/15                                                                                         350,000            348,939
   7.195% 9/15/14                                                                                        300,000            343,250
Duke Capital
   4.331% 11/16/06                                                                                        15,000             14,975
   5.668% 8/15/14                                                                                         10,000             10,299
Exelon 5.625% 6/15/35                                                                                     10,000              9,879
FPL Group Capital 4.086% 2/16/07                                                                         245,000            243,880
Monongahela Power 5.00% 10/1/06                                                                          115,000            115,514
o#Pinnacle West Energy 144A 4.004% 4/1/07                                                                275,000            275,149
Potomac Electric Power 6.25% 10/15/07                                                                     10,000             10,352
#Power Contract Financing 144A
   5.20% 2/1/06                                                                                           24,585             24,704
   6.256% 2/1/10                                                                                          60,000             61,679
#Power Receivables Finance 144A 6.29% 1/1/12                                                             268,464            275,896
PSE&G Energy Holdings 7.75% 4/16/07                                                                      635,000            661,988
oSCANA 3.48% 3/1/08                                                                                      360,000            360,471
Southern California Edison
   o3.465% 12/13/07                                                                                      270,000            270,002

   5.75% 4/1/35                                                                                            5,000              5,265
   6.00% 1/15/34                                                                                         200,000            217,982
   7.625% 1/15/10                                                                                        355,000            394,008
Southern Capital Funding 5.30% 2/1/07                                                                     85,000             86,275
TECO Energy 7.20% 5/1/11                                                                                 260,000            283,400
#Tenaska Alabama 144A 7.00% 6/30/21                                                                      105,000            109,463
#TXU 144A 5.55% 11/15/14                                                                                 225,000            220,472
TXU Electric Delivery 7.00% 5/1/32                                                                        30,000             35,507
TXU Energy 7.00% 3/15/13                                                                                 170,000            188,366
                                                                                                                          ---------
                                                                                                                          5,236,041
                                                                                                                          ---------
Energy - 2.25%
Apache Finance 7.00% 3/15/09                                                                              60,000             65,594
#Canadian Oil Sands 144A 4.80% 8/10/09                                                                   130,000            129,244
Halliburton 5.50% 10/15/10                                                                               100,000            103,462
Naftogaz Ukrainy 8.125% 9/30/09                                                                          600,000            630,781
Nexen 5.875% 3/10/35                                                                                     165,000            164,208
Petroleum Geo-Services 8.00% 11/5/06                                                                      60,001             61,351
oSecunda International 11.599% 9/1/12                                                                    370,000            368,150
Siberian Oil 10.75% 1/15/09                                                                              770,000            889,351
Tesoro 8.00% 4/15/08                                                                                     150,000            159,188
Tyumen Oil 11.00% 11/6/07                                                                                425,000            473,960
USX 9.125% 1/15/13                                                                                        60,000             74,838
Valero Energy
   6.125% 4/15/07                                                                                         50,000             51,150
   7.375% 3/15/06                                                                                         25,000             25,405
Weatherford International 4.95% 10/15/13                                                                  50,000             49,780
Western Oil Sands 8.375% 5/1/12                                                                           65,000             75,481
                                                                                                                          ---------
                                                                                                                          3,321,943
                                                                                                                          ---------
Finance - 1.46%
o#Bae Systems Holdings 144A 4.05% 8/15/08                                                                310,000            310,116
Berkshire Hathaway Finance 4.125% 1/15/10                                                                 30,000             29,379
#FTI Consulting 144A 7.625% 6/15/13                                                                      825,000            842,531
International Lease Finance 4.625% 6/2/08                                                                 20,000             19,958
o#Premium Asset Trust Series 2005-2 144A 3.42% 2/2/07                                                    270,000            270,000
#Residential Capital 144A
   6.375% 6/30/10                                                                                        235,000            239,026
   6.875% 6/30/15                                                                                        420,000            438,026
                                                                                                                          ---------
                                                                                                                          2,149,036
                                                                                                                          ---------
Industrial - 0.12%
Trimas 9.875% 6/15/12                                                                                    215,000            184,900
                                                                                                                          ---------
                                                                                                                            184,900
                                                                                                                          ---------
Insurance - 4.01%
#Farmers Exchange Capital 144A 7.05% 7/15/28                                                           1,145,000          1,206,100
#Farmers Insurance Exchange 144A
   6.00% 8/1/14                                                                                          125,000            127,297
   8.625% 5/1/24                                                                                          40,000             48,637
#Liberty Mutual 144A 7.00% 3/15/34                                                                       305,000            312,810
Marsh & McLennan
   o3.71% 7/13/07                                                                                        345,000            342,777
   5.375% 3/15/07                                                                                        380,000            382,736
MetLife
   5.00% 6/15/15                                                                                         215,000            215,074
   5.70% 6/15/35                                                                                         220,000            223,440
#Nationwide Mutual Insurance 144A 7.875% 4/1/33                                                          180,000            221,152
#Nippon Life Insurance 144A 4.875% 8/9/10                                                                250,000            248,615
0o#North Front Pass-Through Trust 144A 5.81% 12/15/24                                                    750,000            763,545
o#Oil Insurance 144A 5.15% 8/15/33                                                                       480,000            478,872
Radian Group 5.375% 6/15/15                                                                               25,000             24,276
Saint Paul Travelers 5.01% 8/16/07                                                                       345,000            347,147
0o#Twin Reefs Pass-Through Trust 144A 4.35% 12/31/49                                                     400,000            398,732
Willis Group
   5.125% 7/15/10                                                                                        125,000            124,559
   5.625% 7/15/15                                                                                        460,000            456,849
                                                                                                                          ---------
                                                                                                                          5,922,618
                                                                                                                          ---------
Natural Gas - 1.52%
Atmos Energy
   o3.974% 10/15/07                                                                                      235,000            235,548
   4.00% 10/15/09                                                                                         20,000             19,374
El Paso Natural Gas 7.625% 8/1/10                                                                          5,000              5,289
Enterprise Products Operating

   4.00% 10/15/07                                                                                        200,000            196,764
   4.625% 10/15/09                                                                                       355,000            349,659
Sempra Energy
   o3.754% 5/21/08                                                                                       365,000            366,875
   4.621% 5/17/07                                                                                        455,000            455,043
Valero Logistics Operations 6.05% 3/15/13                                                                390,000            406,612
#Williams Gas Pipelines Central 144A 7.375% 11/15/06                                                     200,000            207,908
                                                                                                                         ----------
                                                                                                                          2,243,072
                                                                                                                         ----------
Real Estate - 0.19%
Developers Diversified Realty
   4.625% 8/1/10                                                                                         255,000            249,210
   5.25% 4/15/11                                                                                          35,000             35,227
                                                                                                                         ----------
                                                                                                                            284,437
                                                                                                                         ----------
Technology - 0.65%
Motorola 4.608% 11/16/07                                                                                 660,000            660,179
#Sunguard Data 144A 9.125% 8/15/13                                                                       285,000            297,469
                                                                                                                         ----------
                                                                                                                            957,648
                                                                                                                         ----------
Transportation - 0.60%
American Airlines 6.817% 5/23/11                                                                         215,000            205,405
Continental Airlines 6.503% 6/15/11                                                                      295,000            291,704
oCSX 3.51% 8/3/06                                                                                        104,000            104,242
#Erac USA Finance 144A 7.35% 6/15/08                                                                     270,000            288,187
                                                                                                                         ----------
                                                                                                                            889,538
                                                                                                                         ----------
TOTAL CORPORATE BONDS (cost $47,126,797)                                                                                 47,247,049
                                                                                                                         ==========

Foreign Agencies - 0.60%
AUSTRIA - 0.06%
Oesterreichesche Kontrollbank 1.80% 3/22/10                                         JPY                9,000,000             85,142
                                                                                                                         ----------
                                                                                                                             85,142
                                                                                                                         ----------
Canada - 0.39%
Canada Housing Trust No 1 3.75% 3/15/10                                             CAD                  700,000            577,688
                                                                                                                         ----------
                                                                                                                            577,688
                                                                                                                         ----------
United States - 0.15%
Pemex Project Funding Master Trust 6.125% 8/15/08                                   USD                   10,000             10,275
#Pemex Project Funding Master Trust 144A 6.625% 6/15/35                             USD                  215,000            208,550
                                                                                                                         ----------
                                                                                                                            218,825
                                                                                                                         ----------
TOTAL FOREIGN AGENCIES (cost $884,781)                                                                                      881,655
                                                                                                                         ==========

Municipal Bonds - 1.46%
Augusta, Georgia Water & Sewer Revenue
   5.25% 10/1/34 (FSA)                                                                                   165,000            178,916
   5.25% 10/1/39 (FSA)                                                                                   145,000            156,059
California State
   5.00% 2/1/33                                                                                           15,000             15,576
   5.00% 2/1/33                                                                                            5,000              5,202
California State Economic Recovery Series A 5.25% 7/1/13                                                  55,000             61,025
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)                                     105,000            111,444
Colorado Department of Transportation Revenue
   5.00% 12/15/12 (FGIC)                                                                                  30,000             32,797
   Series B 5.00% 12/15/13 (FGIC)                                                                        155,000            170,192
Forsyth, Montana Pollution Control Revenue (Portland General Project) Series A
   5.20% 5/1/33                                                                                           25,000             26,105
Fulton County, Georgia Water & Sewer Revenue 5.25% 1/1/35 (FGIC)                                          20,000             21,616
ss.Golden State, California Tobacco Securitization Corporation Settlement Revenue Series B
   5.50% 6/1/43-13                                                                                        40,000             44,922
   5.625% 6/1/38-13                                                                                       30,000             33,945
Illinois State Taxable Pension 5.10% 6/1/33                                                              220,000            221,062
Massachusetts School Building Authority Series A 5.00% 8/15/30 (FSA)                                     490,000            520,399
New Jersey Economic Development Authority Revenue Cigarette Tax 5.75% 6/15/29                             95,000            101,917
New York State Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)                               120,000            131,213
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)                                          90,000             96,944
Oregon State Taxable Pension 5.892% 6/1/27                                                               105,000            117,278
West Virginia Economic Development Authority
   5.37% 7/1/20 (MBIA)                                                                                    30,000             31,301
   6.07% 7/1/26                                                                                           75,000             80,651
                                                                                                                         ----------
TOTAL MUNICIPAL BONDS (cost $2,126,946)                                                                                   2,158,564
                                                                                                                         ==========

Non-Agency Asset-Backed Securities - 3.72%
AmeriCredit Automobile Receivables Trust
   Series 2001-C A4 5.01% 7/14/08                                                                         56,514             56,700

   Series 2002-A A4 4.61% 1/12/09                                                                        214,975            215,647
Capital One Multi-Asset Execution Trust Series 2003-C2 C2 4.32% 4/15/09                                  190,000            189,927
Chase Manhattan Auto Owner Trust Series 2003-B A3 1.82% 7/16/07                                           88,022             87,443
Citibank Credit Card Issuance Trust
   Series 2003-A7 A7 4.15% 7/7/17                                                                         15,000             14,355
   Series 2004-A4 A4 3.20% 8/24/09                                                                        15,000             14,656
Countrywide Asset-Backed Certificates
   oSeries 2004-9 AF2 3.337% 9/25/23                                                                     100,000             98,798
   oSeries 2004-13 AV2 3.72% 5/25/34                                                                      25,000             25,054
   Series 2004-S1 A2 3.872% 3/25/20                                                                      410,000            403,841
   oSeries 2005-7 AF2 4.367% 11/25/35                                                                    730,000            725,438
#Countrywide Asset-Backed Certificates Series 2004-1 NIM Note 144A 6.00% 5/25/34                          10,470             10,500
#GSAA Trust Series 2004-4N Note 144A 6.25% 5/25/34                                                        44,174             44,146
#Home Equity Asset Trust NIM Series 2003-7N A 144A 5.25% 4/27/34                                           1,310              1,297
Honda Automobile Receivables Owners Trust Series 2004-2 A4 3.81% 10/15/09                                 25,000             24,662
MBNA Credit Card Master Note Trust
   Series 2001-A1 A1 5.75% 10/15/08                                                                       20,000             20,250
   Series 2005-A3 A3 4.10% 10/15/12                                                                      195,000            191,344
oMerrill Lynch Mortgage Investors
   Series 2004-WMC5 A2B2 3.81% 7/25/35                                                                   145,000            145,395
   Series 2005-NC1 A2B 3.68% 10/25/35                                                                     50,000             50,043
   Series 2005-WMC1 A2B 3.68% 9/25/35                                                                    575,000            575,762
Mid-State Trust
   Series 2004-1 A 6.005% 8/15/37                                                                         25,237             25,788
   Series 2011 A1 4.864% 7/15/38                                                                          22,636             21,927
oNovastar Home Equity Loan Series 2004-4 A2B 3.80% 3/25/35                                               135,000            135,441
Renaissance Home Equity Loan Trust
   Series 2004-4 AF2 3.856% 2/25/35                                                                      125,000            123,498
   Series 2005-2 AF2 4.361% 8/25/35                                                                      875,000            874,454
oResidential Asset Mortgage Products
   Series 2004-RS12 AII2 3.69% 12/25/34                                                                  275,000            275,394
   Series 2004-RZ2 AI3 4.30% 1/25/31                                                                      60,000             59,588
oSaxon Asset Securities Trust Series 2005-1 A2B 3.68% 3/25/35                                            365,000            365,295
#Sierra Receivables Funding Company Series 2003-1A 144A 3.09% 1/15/14                                    371,849            362,392
Structured Asset Securities
   Series 2001-SB1 A2 3.375% 8/25/31                                                                     123,151            114,964
   Series 2005-NC1 A2 3.92% 2/25/35                                                                      230,000            227,048
WFS Financial Owner Trust Series 2002-2 A4 4.50% 2/20/10                                                  17,703             17,744
                                                                                                                          ---------
TOTAL NON-AGENCY ASSET-BACKED SECURITIES (cost $5,522,141)                                                                5,498,791
                                                                                                                          ---------

Non-Agency Collateralized Mortgage Obligations - 7.10%
Bank of America Alternative Loan Trust
   Series 2003-10 2A1 6.00% 12/25/33                                                                      74,688             75,948
   Series 2004-2 1A1 6.00% 3/25/34                                                                        81,793             83,173
   Series 2004-10 1CB1 6.00% 11/25/34                                                                    216,879            220,846
   Series 2004-11 1CB1 6.00% 12/25/34                                                                     27,055             27,550
   Series 2005-3 2A1 5.50% 4/25/20                                                                       210,725            214,149
   Series 2005-5 2CB1 6.00% 6/25/35                                                                      406,444            412,888
   Series 2005-6 7A1 5.50% 7/25/20                                                                       661,609            671,843
Bank of America Funding Series 2004-3 2A2 5.00% 9/25/19                                                  124,900            124,392
oBank of America Mortgage Securities
   Series 2003-D 1A2 3.428% 5/25/33                                                                        3,905              3,899
   Series 2003-I 2A4 3.828% 10/25/33                                                                      85,000             84,437
   Series 2004-A 1A1 3.486% 2/25/34                                                                       36,181             35,965
   Series 2004-E 1A1 3.528% 6/25/34                                                                      231,916            228,895
   Series 2004-G 2A6 4.657% 8/25/34                                                                      105,000            105,342
   Series 2005-A 2A1 4.479% 2/25/35                                                                      312,751            309,408
   Series 2005-B 2A1 4.415% 3/25/35                                                                      604,376            596,882
   Series 2005-E 2A1 4.994% 5/25/35                                                                      131,808            131,602
   Series 2005-F 2A3 4.742% 7/25/35                                                                      640,188            634,687
oCountrywide Alternative Loan Trust Series 2004-J7 1A2 4.673% 8/25/34                                    185,000            184,857
Credit Suisse First Boston Mortgage Securities
   Series 2003-29 5A1 7.00% 12/25/33                                                                      48,282             49,715
   Series 2004-1 3A1 7.00% 2/25/34                                                                        18,479             18,975
Deutsche Alternative Loan Securities Series 2003-3 2A3 4.50% 10/25/33                                     40,645             40,610
oDeutsche Mortgage Securities Series 2004-4 1A2 4.01% 4/25/34                                             49,672             49,575
First Horizon Alternative Mortgage Securities Series 2004-FA1 1A1 6.25% 10/25/34                         726,972            741,750
First Horizon Asset Securities
   Series 2003-5 1A17 8.00% 7/25/33                                                                       18,828             19,948
   oSeries 2004-AR5 4A1 5.696% 10/25/34                                                                  102,645            104,175

#GSMPS Mortgage Loan Trust 144A
   Series 1998-3 A 7.75% 9/19/27                                                                          46,709             49,527
   Series 1999-2 A 8.00% 9/19/27                                                                         114,000            121,827
   Series 1999-3 A 8.00% 8/19/29                                                                          53,035             56,669
   Series 2005-RP1 1A3 8.00% 1/25/35                                                                     162,743            174,591
   Series 2005-RP1 1A4 8.50% 1/25/35                                                                     147,071            160,669
GSR Mortgage Home Loan Trust Series 2004-2F 9A1 6.00% 9/25/19                                             21,757             22,048
oMASTR Adjustable Rate Mortgages Trust Series 2003-6 1A2 2.908% 12/25/33                                  60,000             59,311
MASTR Alternative Loans Trust
   Series 2003-6 3A1 8.00% 9/25/33                                                                        15,804             16,319
   Series 2003-9 1A1 5.50% 12/25/18                                                                       65,926             66,956
   Series 2005-3 7A1 6.00% 4/25/35                                                                       276,390            280,486
#MASTR Reperforming Loan Trust Series 2005-1 1A5 144A 8.00% 8/25/35                                      237,184            253,810
#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.15% 7/25/35                                        359,424            355,829
oMerrill Lynch Mortgage Investors Series 2005-A5 A9 4.906% 6/25/35                                       504,406            509,194
Nomura Asset Acceptance
   oSeries 2004-AP2 A2 4.099% 7/25/34                                                                     60,000             59,870
   Series 2005-WF1 2A2 4.786% 3/25/35                                                                    370,000            366,531
Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34                                                    41,482             41,948
Residential Asset Mortgage Products
   Series 2004-SL1 A3 7.00% 11/25/31                                                                      54,038             55,414
   Series 2004-SL4 A3 6.50% 7/25/32                                                                      142,504            145,975
   Series 2005-SL1 A2 6.00% 5/25/32                                                                      300,431            307,296
oStructured Adjustable Rate Mortgage Loan Trust Series 2004-18 5A 5.50% 12/25/34                         105,736            106,794
Structured Asset Securities
   oSeries 2002-22H 1A 6.994% 11/25/32                                                                    28,683             29,254
   Series 2004-12H 1A 6.00% 5/25/34                                                                      119,662            121,158
Washington Mutual
   oSeries 2003-AR4 A7 3.95% 5/25/33                                                                      30,956             30,405
   oSeries 2003-AR9 1A7 4.059% 9/25/33                                                                    75,858             74,828
   Series 2004-CB3 1A 6.00% 10/25/34                                                                      12,774             12,967
   Series 2004-CB3 4A 6.00% 10/25/19                                                                     106,288            108,751
   oSeries 2005-AR3 A1 4.656% 3/25/35                                                                    307,753            305,181
oWells Fargo Mortgage Backed Securities Trust
   Series 2004-DD 2A3 4.535% 1/25/35                                                                     180,000            178,826
   Series 2004-DD 2A6 4.535% 1/25/35                                                                     440,000            431,791
   Series 2004-I 1A1 3.385% 7/25/34                                                                      568,699            572,786
   Series 2004-T A1 3.455% 9/25/34                                                                       229,384            228,367
                                                                                                                         ----------
TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (cost $10,548,055)                                                  10,476,889
                                                                                                                         ==========

Sovereign Debt - 4.16%
Colombia - 0.31%
Republic of Colombia 8.25% 12/22/14                                                                      435,000            458,925
                                                                                                                         ----------
                                                                                                                            458,925
                                                                                                                         ----------
El Salvador - 0.19%
Republic of El Salvador 7.65% 6/15/35                                                                    285,000            287,850
                                                                                                                         ----------
                                                                                                                            287,850
                                                                                                                         ----------
Germany - 0.69%
Deutschland Republic
   5.00% 7/4/11                                                                     EUR                  691,000            937,235
   5.25% 1/4/11                                                                     EUR                   60,000             81,836
                                                                                                                         ----------
                                                                                                                          1,019,071
                                                                                                                         ----------
Mexico - 0.01%
United Mexican States 6.75% 9/27/34                                                 USD                   20,000             21,130
                                                                                                                         ----------
                                                                                                                             21,130
                                                                                                                         ----------
Norway - 0.95%
Norwegian Government 5.00% 5/15/15                                                  NOK                8,199,000          1,406,643
                                                                                                                         ----------
                                                                                                                          1,406,643
                                                                                                                         ----------
Poland - 0.15%
Poland Government 6.00% 5/24/09                                                     PLZ                  706,000            218,099
                                                                                                                         ----------
                                                                                                                            218,099
                                                                                                                         ----------
Sweden - 0.67%
Swedish Government
   4.50% 8/12/15                                                                    SEK                3,350,000            485,120
   5.00% 12/1/20                                                                    SEK                3,180,000            498,040
                                                                                                                         ----------
                                                                                                                            983,160
                                                                                                                         ----------
United Kingdom - 0.96%
U.K. Treasury
   8.00% 9/27/13                                                                    GBP                  275,900            608,391
   8.00% 6/7/21                                                                     GBP                  322,900            804,009
                                                                                                                         ----------

                                                                                                                          1,412,400
                                                                                                                      -------------
Venezuela - 0.23%
Venezuela Government 9.375% 1/13/34                                                 USD                  320,000            334,720
                                                                                                                      -------------
                                                                                                                            334,720
                                                                                                                      -------------
TOTAL SOVEREIGN DEBT (cost $6,277,774)                                                                                    6,141,998
                                                                                                                      =============

SUPRANATIONAL BANKS - 0.14%
Inter-American Development Bank 1.90% 7/8/09                                        JPY               22,000,000            208,200
                                                                                                                      -------------
TOTAL SUPRANATIONAL BANKS (cost $221,376)                                                                                   208,200
                                                                                                                      =============


U.S. Treasury Obligations - 16.27%
U.S. Treasury Bond 5.375% 2/15/31                                                   USD                2,335,000          2,654,057
U.S. Treasury Inflation Index Bond 2.375% 1/15/25                                                        355,820            375,751
U.S. Treasury Inflation Index Notes
   0.875% 4/15/10                                                                                        676,259            649,843
   1.625% 1/15/15                                                                                        132,357            129,451
   2.00% 7/15/14                                                                                         685,848            693,457
   3.00% 7/15/12                                                                                         605,494            652,751
U.S. Treasury Notes
   3.625% 6/30/07                                                                                        165,000            163,859
   3.625% 6/15/10                                                                                        275,000            269,028
&3.75% 3/31/07                                                                                         6,260,000          6,236,532
   3.75% 5/15/08                                                                                         230,000            228,203
   3.875% 5/15/10                                                                                      6,132,000          6,058,943
   3.875% 7/15/10                                                                                        585,000            578,647
   4.125% 5/15/15                                                                                      5,397,000          5,330,385
                                                                                                                      -------------
TOTAL U.S. TREASURY OBLIGATIONS (cost $24,329,955)                                                                       24,020,907
                                                                                                                      =============

                                                                                                     NUMBER OF
                                                                                                     SHARES
PREFERRED STOCK - 0.04%
Nexen 7.35%                                                                                                2,375             62,320
                                                                                                                      -------------
TOTAL PREFERRED STOCK (cost $62,688)                                                                                         62,320
                                                                                                                      =============

Warrant - 0.00%
+#Solutia144A, exercise price $7.59, expiration date 7/15/09                                                  20                  0
                                                                                                                      -------------
TOTAL WARRANT (cost $1,711)                                                                                                       0
                                                                                                                      =============
                                                                                                     PRINCIPAL
                                                                                                     AMOUNT
^Short-Term Investments - 22.85%
Fannie Mae Discount Note 3.157% 8/9/05                                                               $18,150,000         18,137,295
Federal Home Loan Bank Discount Note 3.225% 8/12/05                                                   13,740,000         13,726,482
Freddie Mac Discount Note
   3.178% 8/9/05                                                                                       1,330,000          1,329,063
   3.246% 8/16/05                                                                                        550,000            549,258
                                                                                                                      -------------
TOTAL SHORT-TERM INVESTMENTS (cost $33,742,098)                                                                          33,742,098
                                                                                                                      =============


TOTAL MARKET VALUE OF SECURITIES - 123.62%
   (cost $183,215,230)                                                                                                  182,550,926
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS - (23.62%)o                                                             (34,877,921)
                                                                                                                      -------------
NET ASSETS APPLICABLE TO 15,854,632 SHARES OUTSTANDING - 100.00%                                                      $ 147,673,005
                                                                                                                      =============


iPrincipal amount shown is stated in the currency in which each foreign bond is denominated.

CAD - Canadian Dollar
EUR - European Monetary Unit
GBP - British Pound Sterling
JPY - Japanese Yen
NOK - Norwegian Kroner
PLZ - Polish Zloty
SEK - Swedish Krona
USD - U.S. Dollar
ss.Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in "Notes."
#Securities exempt from registration under Rule 144A of the Securities Act of 1933. See Note 6 in "Notes."
oOf this amount, $42,239,503 represents payables for securities purchased as of July 31, 2005.
oVariable rate notes. The interest rate shown is the rate as of July 31, 2005. &Fully or partially pledged as collateral for financial futures contracts.
^Zero coupon bond. The interest rate shown is the yield at the time of purchase. +Non-income producing security for the period ended July 31, 2005.
0Pass Through Agreement - Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
ARM - Adjustable Rate Mortgage
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
NIM - Net Interest Margin
PRN - Principal Only Strip
S.F. - Single Family
SLMA - Student Loan Marketing Association
TBA - To be announced
yr - Year

The following foreign currency exchange contracts and futures contracts were outstanding at July 31, 2005:

FOREIGN CURRENCY EXCHANGE CONTRACTS(1)

                                                                                                          UNREALIZED
                                                               VALUE OF CONTRACT                        APPRECIATION
CONTRACTS TO DELIVER                      IN EXCHANGE FOR         AT 7/31/05         SETTLEMENT DATE    (DEPRECIATION)
--------------------                      ---------------         -----------         ---------------    --------------
  (323,500)   British Pounds              US $  588,555           $ (568,241)              8/19/05          $20,314
  (479,600)   British Pounds              US $  872,489             (842,437)              8/19/05           30,052
  (207,400)   European Monetary Units     US $  250,207             (251,667)              8/19/05           (1,460)
  (9,274,600) Norwegian Kroner            US $1,445,817           (1,430,268)              8/19/05           15,549
  (2,689,000) Swedish Krona               US $  342,548             (346,710)              8/19/05           (4,162)
                                                                                                            -------
                                                                                                            $60,293
                                                                                                            =======

Futures Contracts(2)

          CONTRACTS                    NOTIONAL              NOTIONAL                                UNREALIZED
           TO BUY                        COST                  VALUE         EXPIRATION DATE        APPRECIATION
           ------                        ----                  -----         ---------------        ------------
23 U.S. Treasury 10 year notes        $2,579,159            $2,552,641           9/30/05             $(26,518)
33 U.S. Treasury 5 year notes          3,587,188             3,537,703           9/30/05              (49,485)
                                                                                                     --------
                                                                                                     $(76,003)
                                                                                                     ========

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Portfolio's (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio's net assets.
(1)See Note 3 in "Notes."
(2)See Note 4 in "Notes."

_______________________________________________________________________

NOTES
-----

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Pooled Trust -The Core Plus Fixed Income Portfolio (the "Portfolio").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Portfolio is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes have been made in the financial statements.

FOREIGN CURRENCY TRANSACTIONS - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Withholding taxes have been provided for in accordance with the Portfolio's understanding of the applicable country's tax rules and rates.

The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At July 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2005, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments                     $183,217,970
                                        ------------
Aggregate unrealized appreciation            474,065
Aggregate unrealized depreciation         (1,141,109)
                                        ------------
Net unrealized depreciation             $   (667,044)
                                        ============

3. FOREIGN EXCHANGE CONTRACTS
The Portfolio may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. FUTURES CONTRACTS
THE PORTFOLIO MAY INVEST IN FINANCIAL FUTURES CONTRACTS TO HEDGE ITS EXISTING PORTFOLIO SECURITIES AGAINST FLUCTUATIONS IN FAIR VALUE CAUSED BY CHANGES IN PREVAILING MARKET INTEREST RATES. UPON ENTERING INTO A FUTURES CONTRACT, THE PORTFOLIO DEPOSITS CASH OR PLEDGES U.S. GOVERNMENT SECURITIES TO A BROKER, EQUAL TO THE MINIMUM "INITIAL MARGIN" REQUIREMENTS OF THE EXCHANGE ON WHICH THE CONTRACT IS TRADED. IN SOME CASES, DUE TO THE FORM OF THE FUTURES AGREEMENT, INITIAL MARGIN IS HELD IN A SEGREGATED ACCOUNT WITH THE PORTFOLIO'S CUSTODIAN, RATHER THAN DIRECTLY WITH THE BROKER. SUBSEQUENT PAYMENTS ARE RECEIVED FROM THE BROKER OR PAID TO THE BROKER (OR ADDED TO THE SEGREGATED ACCOUNT) EACH DAY, BASED ON THE DAILY FLUCTUATION IN THE MARKET VALUE OF THE CONTRACT. THESE RECEIPTS OR PAYMENTS ARE KNOWN AS "VARIATION MARGIN" AND ARE RECORDED DAILY BY THE PORTFOLIO AS UNREALIZED GAINS OR LOSSES UNTIL THE CONTRACTS ARE CLOSED. WHEN THE CONTRACTS ARE CLOSED, THE PORTFOLIO RECORDS A REALIZED GAIN OR LOSS EQUAL TO THE DIFFERENCE BETWEEN THE VALUE OF THE CONTRACT AT THE TIME IT WAS OPENED AND THE VALUE AT THE TIME IT WAS CLOSED. RISK OF ENTERING INTO FUTURES CONTRACTS INCLUDE POTENTIAL IMPERFECT CORRELATION BETWEEN THE FUTURES CONTRACTS AND THE UNDERLYING SECURITIES AND THE POSSIBILITY OF AN ILLIQUID SECONDARY MARKET FOR THESE INSTRUMENTS.

5. SWAP AGREEMENTS
During the period ended July 31, 2005, the Portfolio entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Portfolio will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Portfolio will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

6. CREDIT AND MARKET RISK
SOME COUNTRIES IN WHICH THE PORTFOLIO MAY INVEST REQUIRE GOVERNMENTAL APPROVAL FOR THE REPATRIATION OF INVESTMENT INCOME, CAPITAL OR PROCEEDS OF SALES OF SECURITIES BY FOREIGN INVESTORS. IN ADDITION, IF THERE IS DETERIORATION IN A COUNTRY'S BALANCE OF PAYMENTS OR FOR OTHER REASONS, A COUNTRY MAY IMPOSE TEMPORARY RESTRICTIONS ON FOREIGN CAPITAL REMITTANCES ABOARD.

THE SECURITIES EXCHANGES OF CERTAIN FOREIGN MARKETS ARE SUBSTANTIALLY SMALLER, LESS LIQUID AND MORE VOLATILE THAN THE MAJOR SECURITIES MARKETS IN THE UNITED STATES. CONSEQUENTLY, ACQUISITION AND DISPOSITION OF SECURITIES BY THE PORTFOLIO MAY BE INHIBITED. IN ADDITION, A SIGNIFICANT PORTION OF THE AGGREGATE MARKET VALUE OF SECURITIES LISTED ON THE MAJOR SECURITIES EXCHANGES IN EMERGING MARKETS ARE HELD BY A SMALLER NUMBER OF INVESTORS. THIS MAY LIMIT THE NUMBER OF SHARES AVAILABLE FOR ACQUISITION OR DISPOSITION BY THE PORTFOLIO.

THE PORTFOLIO INVESTS IN FIXED-INCOME SECURITIES WHOSE VALUE IS DERIVED FROM AN UNDERLYING POOL OF MORTGAGES OR CONSUMER LOANS. INVESTORS RECEIVE PRINCIPAL AND INTEREST PAYMENTS AS THE UNDERLYING MORTGAGES AND CONSUMER LOANS ARE PAID BACK. SOME OF THESE SECURITIES ARE COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS). CMOS ARE DEBT SECURITIES ISSUED BY U.S. GOVERNMENT AGENCIES OR BY FINANCIAL INSTITUTIONS AND OTHER MORTGAGE LENDERS, WHICH ARE COLLATERALIZED BY A POOL OF MORTGAGES HELD UNDER AN INDENTURE. PREPAYMENT OF MORTGAGES MAY SHORTEN THE STATED MATURITY OF THE OBLIGATIONS AND CAN RESULT IN A LOSS OF PREMIUM, IF ANY HAS BEEN PAID. CERTAIN OF THESE SECURITIES MAY BE STRIPPED (SECURITIES, WHICH PROVIDE ONLY THE PRINCIPAL OR INTEREST FEATURE OF THE UNDERLYING SECURITY). THE YIELD TO MATURITY ON AN INTEREST-ONLY CMO IS EXTREMELY SENSITIVE NOT ONLY TO CHANGES IN PREVAILING INTEREST RATES, BUT ALSO TO THE RATE OF PRINCIPAL PAYMENTS (INCLUDING PREPAYMENTS) ON THE RELATED UNDERLYING MORTGAGE ASSETS. A RAPID RATE OF PRINCIPAL PAYMENTS MAY HAVE A MATERIAL ADVERSE AFFECT ON THE PORTFOLIO'S YIELD TO MATURITY. IF THE UNDERLYING MORTGAGE ASSETS EXPERIENCE GREATER THAN ANTICIPATED PREPAYMENTS OF PRINCIPAL, THE PORTFOLIO MAY FAIL TO FULLY RECOUP ITS INITIAL INVESTMENT IN THESE SECURITIES EVEN IF THE SECURITIES ARE RATED IN THE HIGHEST RATING CATEGORIES.

The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At July 31, 2005, Rule 144A securities represented approximately 8.60% of total net assets. None of these securities has been determined to be illiquid under the Portfolio's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to investment advisor DMC the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted in the Schedule of Investments.

The Portfolio may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is known as a "current refunding". Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at that time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, S&P, and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE POOLED TRUST-THE EMERGING MARKETS PORTFOLIO
----------------------------------------------------

July 31, 2005
                                                   NUMBER OF          MARKET
                                                    SHARES         VALUE (U.S.$)
COMMON STOCK - 98.54%?
Argentina - 0.72%
Tenaris ADR                                            67,100      $  6,298,677
                                                                   ------------
                                                                      6,298,677
                                                                   ------------
BRAZIL - 14.33%
AES Tiete                                         242,900,000         4,125,582
AES Tiete Preferred                               242,900,000         4,522,860
Caemi Mineracao e Metalurgia Preferred             13,605,000        14,663,389
Cia de Concessoes Rodoviarias                         347,800         7,818,025
Cia de Saneamento Basico do Estado de Sao Paulo   107,740,000         6,529,012
Cia Siderurgica Nacional                              584,900        10,940,046
Cia Vale do Rio Doce ADR                              335,500         9,343,675
Investimentos Itau Preferred                        9,820,000        21,291,423
Petroleo Brasileiro ADR                               425,500        19,453,860
Petroleo Brasileiro Preferred                          16,500           754,246
Ultrapar Participacoes Preferred                  636,735,000        10,427,554
Votorantim Celulose e Papel ADR                     1,313,550        15,828,278
                                                                   ------------
                                                                    125,697,950
                                                                   ------------
Chile - 1.75%
AFP Provida                                           361,043           641,783
AFP Provida ADR                                       154,829         4,118,451
Banco Santander Chile ADR                             308,500        10,578,465
                                                                   ------------
                                                                     15,338,699
                                                                   ------------
China - 6.63%[_]
Asia Aluminum                                      56,714,000         6,413,025
China Merchants Holdings International              3,048,000         6,179,398
China Telecom                                      34,458,000        13,250,585
Fountain Set                                       12,190,000         6,015,118
Guangshen Railway                                  11,612,000         3,963,345
Texwinca                                            8,826,000         6,925,826
TPV Technology                                      3,046,000         1,993,676
Zhejiang Expressway                                18,870,000        13,411,690
                                                                   ------------
                                                                     58,152,663
                                                                   ------------
Croatia - 0.73%
Pliva GDR                                             516,330         6,429,444
                                                                   ------------
                                                                      6,429,444
                                                                   ------------
Czech Republic - 0.63%
Philip Morris                                           7,280         5,546,402
                                                                   ------------
                                                                      5,546,402
                                                                   ------------
Egypt - 1.38%
MobiNil-Egyptian Mobile Services                      405,188        12,138,099
                                                                   ------------
                                                                     12,138,099
                                                                   ------------
Estonia - 0.54%
Eesti Telekom GDR                                     176,961         4,752,465
                                                                   ------------
                                                                      4,752,465
                                                                   ------------
Hungary - 2.32%
Matav Magyar Tavkozlesi                             3,003,090        13,339,017
OTP Bank                                              186,049         6,985,971
                                                                   ------------
                                                                     20,324,988
                                                                   ------------
India - 0.37%
Ranbaxy Laboratories GDR                              283,016         3,220,722
                                                                   ------------
                                                                      3,220,722
                                                                   ------------
Indonesia - 1.10%
IRP Telekomunikasi Indonesia                       16,937,500         9,668,579
                                                                   ------------
                                                                      9,668,579
                                                                   ------------
Israel - 1.92%
Bank Hapoalim                                       5,010,695        16,857,481
                                                                   ------------
                                                                     16,857,481
                                                                   ------------
Malaysia - 8.95%
Hong Leong Bank                                     8,522,300        12,605,367
Malaysia International Shipping                     2,529,400        12,462,569

Maxis Communications                                7,722,000        20,572,771
PLUS Expressways                                   14,331,400        12,690,727
Public Bank                                         4,290,000         8,178,510
Tanjong                                             3,218,200        12,013,012
                                                                   ------------
                                                                     78,522,956
                                                                   ------------
Mexico - 7.50%
Cemex de C.V.                                       2,934,606        13,820,012
Cemex de C.V. ADR                                     109,724         5,174,584
Grupo Aeroportuario del Sureste de C.V. ADR           143,200         4,920,352
Grupo Continental                                   2,358,300         4,228,737
+Hylsamex de C.V.                                   1,629,900         5,999,066
Kimberly-Clark de Mexico de C.V.                    3,904,100        14,137,441
Telefonos de Mexico de C.V. ADR                       909,600        17,527,992
                                                                   ------------
                                                                     65,808,184
                                                                   ------------
Morocco - 0.80%
Maroc Telecom                                         720,536         7,005,751
                                                                   ------------
                                                                      7,005,751
                                                                   ------------
Panama - 1.18%
Banco Latinoamericano Export                          579,200        10,315,552
                                                                   ------------
                                                                     10,315,552
                                                                   ------------
Poland - 2.21%
Bank Pekao                                            311,840        14,074,174
Telekomunikacja Polska                                780,396         5,296,007
                                                                   ------------
                                                                     19,370,181
                                                                   ------------
Republic of Korea  - 15.68%
GS Engineering & Construction                         176,590         6,695,241
Hyundai Motor                                          68,260         4,712,179
Hyundai Motor Preferred                               341,910        15,141,493
Kookmin Bank                                          156,830         8,300,501
Kookmin Bank ADR                                        3,570           188,068
Korea Electric Power                                  595,790        20,759,053
Korea Gas                                             524,410        15,363,515
KT                                                     96,860         4,132,982
KT ADR                                                850,788        18,836,446
KT&G                                                   46,990         1,893,654
#KT&G GDR 144A                                        734,435        14,835,587
Samsung Electronics                                    11,995         6,595,347
Samsung Electronics Preferred                          53,512        20,147,528
                                                                   ------------
                                                                    137,601,594
                                                                   ------------
Russia - 3.46%
LUKOIL ADR                                            166,564         6,870,765
Mobile Telesystems ADR                                400,200        14,191,092
+NovaTek OAO GDR                                      450,136         9,317,815
                                                                   ------------
                                                                     30,379,672
                                                                   ------------
South Africa - 11.89%
African Bank Investments                            4,428,082        13,442,047
Alexander Forbes                                    7,156,639        15,442,941
Aspen Pharmacare                                    1,260,194         5,425,095
Impala Platinum                                       140,745        13,024,628
Nampak                                              3,280,274         7,568,360
Remgro                                                632,355        11,215,928
Sasol                                                 483,586        14,469,249
Steinhoff International                             6,320,494        15,920,285
Tiger Brands                                          427,157         7,835,044
                                                                   ------------
                                                                    104,343,577
                                                                   ------------
Taiwan - 6.75%
Asustek Computer                                    4,754,873        13,185,790
Chunghwa Telecom                                      804,000         1,641,424
Chunghwa Telecom ADR                                  659,903        14,194,514
Pihsiang Machinery Manufacturing                    2,708,900         5,432,936
President Chain Store                               8,589,376        16,988,406
Synnex Technology International                     5,369,000         7,749,016
                                                                   ------------
                                                                     59,192,086
                                                                   ------------
Thailand - 6.69%
Advanced Info Service                               6,039,200        14,643,120
Kasikornbank NVDR                                   4,266,300         5,934,103
Land & Houses NVDR                                 63,798,700        11,045,491
Siam Cement NVDR                                    2,052,700        11,426,358
Siam City Bank                                      4,298,700         2,568,497
Siam City Bank NVDR                                 5,121,600         2,881,804

Thai Union Frozen Products                                         11,470,987          7,848,352
Thai Union Frozen Products NVDR                                     3,591,313          2,339,684
                                                                                    ------------
                                                                                      58,687,409
                                                                                    ------------

Turkey - 0.50%
+Vestel Elektronik Sanayi                                           1,137,997          4,387,999
                                                                                    ------------
                                                                                       4,387,999
                                                                                    ------------
United Kingdom - 0.51%
Vedanta Resources                                                     451,802          4,462,294
                                                                                    ------------
                                                                                       4,462,294
                                                                                    ------------
TOTAL COMMON STOCK (cost $679,765,800)                                               864,503,424
                                                                                    ============

                                                                   PRINCIPAL
                                                                     AMOUNT
Repurchase Agreements - 0.61%
With BNP Paribas 3.25% 8/1/05
(dated 7/29/05, to be repurchased at $3,132,848,
collateralized by $1,818,000 U.S. Treasury
Bills due 1/5/06, market value $1,790,826 and
$1,428,000 U.S. Treasury Bills due 1/19/06,
market value $1,404,457)                                           $3,132,000          3,132,000

With UBS Warburg 3.23% 8/1/05 (dated 7/29/05,
to be repurchased at $2,199,592,
collateralized by $1,482,000 U.S. Treasury
Notes 2.00% due 8/31/05, market value
$1,492,958 and $758,000 U.S. Treasury Notes
2.50% due 9/30/06, market value $752,481)                           2,199,000          2,199,000
                                                                                    ------------
Total Repurchase Agreements (COST $5,331,000)                                          5,331,000

Total Market Value of Securities - 99.15%
   (cost $685,096,800)                                                               869,834,424
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 0.85%                    7,467,428
                                                                                    ------------
NET ASSETS APPLICABLE TO 53,087,434 SHARES OUTSTANDING - 100.00%                    $877,301,852
                                                                                    ============

+Non-income producing security for the period ended July 31, 2005. #Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note 4 in "Notes."
?Securities have been classified by country of origin.
[_] Securities listed and traded on the Hong Kong Stock Exchange.

ADR - American Depositary Receipts
GDR - Global Depositary Receipts
NVDR - Non-Voting Depositary Receipts


The following forward foreign currency exchange contracts were outstanding at July 31, 2005:

Foreign Currency Exchange Contracts(1)

                                                                 Value of Contract                     Unrealized
CONTRACTS TO DELIVER                         IN EXCHANGE FOR        AT 7/31/05      SETTLEMENT DATE   DEPRECIATION
--------------------                         ---------------        ----------      ---------------   ------------
(259,144,815) Hungarian Forint               US$   1,277,205       $(1,282,548)         8/01/05        $(5,343)

(1)See Note 3 in "Notes."

________________________________________________________________________________

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - The Emerging Markets Portfolio (the "Portfolio").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Portfolio is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

REPURCHASE AGREEMENTS - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSACTIONS - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments, which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio's understanding of the applicable country's tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At July 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2005, the cost of investments and unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes was as follows:

COST OF INVESTMENTS                  $685,744,325
Aggregate unrealized appreciation     200,272,776
Aggregate unrealized depreciation     (16,182,677)
                                     ------------
Net unrealized appreciation          $184,090,099
                                     ============


3. FOREIGN EXCHANGE CONTRACTS
The Portfolio may enter into forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in receivables and other assets net of liabilities.

4. CREDIT AND MARKET RISK
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At July 31, 2005, Rule 144A securities represented approximately 1.69% of total net assets. None of these securities have been determined to be illiquid under the Portfolio's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to the investment advisor the day-to-day functions of determining whether individual Rule 144A securities are illiquid for purposes of the Portfolio's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted on the Schedule of Investments.

SCHEDULE OF INVESTMENTS (Unaudited)
Delaware Pooled Trust - The Global Fixed Income Portfolio

July 31, 2005
                                                       PRINCIPAL      MARKET
                                                       AMOUNT|_|   VALUE (U.S.$)
BONDS- 96.55%
Austria - 7.72%
Oesterreichesche Kontrollbank
   *1.80% 3/22/10                                 JPY 1,200,000,00  $11,352,249
   5.25% 4/25/08                                  EUR    2,659,000    3,461,700
Republic of Austria
   4.50% 9/28/05                                  JPY  200,000,000    1,790,551
   5.25% 1/4/11                                   EUR    1,600,000    2,180,788
#Republic of Austria 144A 5.50% 10/20/07          EUR    3,500,000    4,533,297
                                                                    -----------
                                                                     23,318,585
                                                                    -----------
Belgium - 3.86%
Kingdom of Belgium 5.75% 9/28/10                  EUR    8,400,000   11,660,407
                                                                    -----------
                                                                     11,660,407
                                                                    -----------
Canada - 1.24%
Canada Government 0.70% 3/20/06                   JPY  420,000,000    3,749,249
                                                                    -----------
                                                                      3,749,249
                                                                    -----------
Finland - 3.47%
Republic of Finland 5.75% 2/23/11                 EUR    7,500,000   10,477,741
                                                                    -----------
                                                                     10,477,741
                                                                    -----------
France - 7.40%
*Compagnie de Financement Foncier 0.60% 3/23/10   JPY  500,000,000    4,473,106
Government of France
   4.00% 10/25/09                                 EUR    9,475,000   12,144,891
   5.00% 10/25/16                                 EUR    4,100,000    5,737,754
                                                                    -----------
                                                                     22,355,751
                                                                    -----------
Germany - 8.73%
Deutschland Republic
   4.00% 2/16/07                                  EUR    2,000,000    2,490,006
   4.25% 1/4/14                                   EUR    4,700,000    6,170,375
   4.75% 7/4/28                                   EUR    5,000,000    7,009,901
Kredit Fuer Wiederaufbau
   1.85% 9/20/10                                  JPY  690,000,000    6,549,103
   5.25% 7/4/12                                   EUR    3,000,000    4,151,246
                                                                    -----------
                                                                     26,370,631
                                                                    -----------
Greece - 0.68%
Hellenic Government 5.25% 5/18/12                 EUR    1,500,000    2,061,737
                                                                    -----------
                                                                      2,061,737
                                                                    -----------
Ireland - 4.56%
Republic of Ireland 5.00% 4/18/13                 EUR   10,000,000   13,756,603
                                                                    -----------
                                                                     13,756,603
                                                                    -----------
Italy - 5.47%
Republic of Italy
   *0.375% 10/10/06                               JPY  550,000,000    4,910,943
   0.65% 3/20/09                                  JPY  790,000,000    7,127,034
   *3.80% 3/27/08                                 JPY  460,000,000    4,477,114
                                                                    -----------
                                                                     16,515,091
                                                                    -----------
Japan - 3.30%
Development Bank Japan 1.40% 6/20/12              JPY 1,080,000,00    9,978,197
                                                                    -----------
                                                                      9,978,197
                                                                    -----------
Netherlands - 8.46%
Bank Nederlandse Gemeenten
   0.80% 9/22/08                                  JPY 1,000,000,00    9,060,829
   6.00% 3/26/12                                  USD    2,000,000    2,158,474
Netherlands Government
   4.25% 7/15/13                                  EUR    1,500,000    1,963,973
   5.25% 7/15/08                                  EUR    3,600,000    4,716,171
   7.50% 1/15/23                                  EUR    4,200,000    7,658,040
                                                                    -----------
                                                                     25,557,487
                                                                    -----------
Norway - 3.92%
Eksportfinans 1.80% 6/21/10                       JPY 1,260,000,00   11,829,759
                                                                    -----------
                                                                     11,829,759
                                                                    -----------
Poland - 5.11%
Poland Government
   5.00% 10/24/13                                 PLZ   32,000,000    9,597,806
   6.00% 11/24/09                                 PLZ   14,000,000    4,360,742
   6.25% 10/24/15                                 PLZ    4,500,000    1,485,814
                                                                    -----------
                                                                     15,444,362
                                                                    -----------

Spain - 3.20%
*Kingdom of Spain 3.10% 9/20/06                                                                 JPY 1,050,000,00          9,662,427
                                                                                                                        -----------
                                                                                                                          9,662,427
                                                                                                                        -----------
Supranational - 9.81%
Council of Europe Development Bank 6.125% 1/25/11                                               USD    1,800,000          1,954,951
European Investment Bank
   2.125% 9/20/07                                                                               JPY  300,000,000          2,783,664
   5.00% 4/15/08                                                                                EUR    6,000,000          7,764,936
Inter-American Development Bank
   1.90% 7/8/09                                                                                 JPY  500,000,000          4,731,815
   5.50% 3/30/10                                                                                EUR    5,700,000          7,760,675
*International Bank for Reconstruction & Development 2.00% 2/18/08                              JPY  500,000,000          4,638,227
                                                                                                                        -----------
                                                                                                                         29,634,268
                                                                                                                        -----------
Sweden - 9.56%
Swedish Government
   5.00% 1/28/09                                                                                SEK   38,900,000          5,455,333
   5.50% 10/8/12                                                                                SEK   93,000,000         14,020,877
   6.75% 5/5/14                                                                                 SEK   56,500,000          9,382,527
                                                                                                                        -----------
                                                                                                                         28,858,737
                                                                                                                        -----------
United Kingdom - 8.76%
U.K. Treasury
   5.00% 3/7/08                                                                                 GBP    3,200,000          5,741,430
   5.00% 3/7/12                                                                                 GBP    3,000,000          5,499,847
   5.75% 12/7/09                                                                                GBP    4,100,000          7,646,542
   8.00% 12/7/15                                                                                GBP    2,208,000          5,079,523
   8.00% 6/7/21                                                                                 GBP    1,000,000          2,489,960
                                                                                                                        -----------
                                                                                                                         26,457,302
                                                                                                                        -----------
United States - 1.30%
*Fannie Mae Global 2.125% 10/9/07                                                               JPY  230,000,000          2,133,262
U.S. Treasury Notes
   3.625% 5/15/13                                                                               USD      700,000            674,160
   4.375% 5/15/07                                                                               USD    1,100,000          1,107,649
                                                                                                                        -----------
                                                                                                                          3,915,071
                                                                                                                        -----------
TOTAL BONDS (COST $282,410,237)                                                                                         291,603,405
                                                                                                                        ===========

REPURCHASE AGREEMENTS - 1.04%
With BNP Paribas 3.25% 8/1/05
(dated 7/29/05, to be repurchased at $1,835,497,
collateralized by $1,065,000 U.S. Treasury
Bills due 1/5/06, market value $1,049,100 and
$837,000 U.S. Treasury Bills due 1/19/06,
market value $822,757)                                                                                 1,835,000          1,835,000

With UBS Warburg 3.23% 8/1/05
(dated 7/29/05, to be repurchased at $1,288,347,
collateralized by $868,000 U.S. Treasury Notes 2.00%
due 8/31/05, market value $874,603 and $444,000
U.S. Treasury Notes 2.50% due 9/30/06, market value
$440,818)                                                                                               1,288,000         1,288,000
                                                                                                                        -----------
TOTAL REPURCHASE AGREEMENTS (COST $3,123,000)
                                                                                                                          3,123,000
                                                                                                                        ===========
TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITY LENDING COLLATERAL - 97.59%
   (cost $285,533,237)                                                                                                  294,726,405
                                                                                                                        ===========

SECURITIES LENDING COLLATERAL** - 10.53%
SHORT-TERM INVESTMENTS
Abbey National 3.59% 1/13/06                                                                              647,279           647,519
Australia New Zealand 3.44% 8/29/06                                                                       874,786           874,786
Bank of New York
   3.29% 10/28/05                                                                                         437,402           437,400
   3.32% 4/4/06                                                                                           699,965           699,829
Bank of the West 3.32% 3/2/06                                                                             874,849           874,787
Bayerische Landesbank 3.45% 8/25/06                                                                       874,556           874,786
Bear Stearns
    3.40% 1/30/06                                                                                         962,265           962,265
    3.60% 1/17/06                                                                                         174,957           175,017

Beta Finance 3.33% 4/18/06                                                                                874,779          874,721
Calyon 3.77% 12/30/05                                                                                     615,256          614,533
CDC Financial Product 3.41% 8/29/05                                                                     1,137,222        1,137,222
Citigroup Global Markets
    3.35% 8/1/05                                                                                        6,715,955        6,715,955
    3.38% 8/5/05                                                                                        1,137,222        1,137,222
Credit Swiss First Boston New York
    3.38% 4/18/06                                                                                         944,899          944,769
    3.49% 12/29/05                                                                                        183,713          183,712
Deutsche Bank London 3.76% 12/27/05                                                                       262,468          262,468
Goldman Sachs 3.45% 7/31//06                                                                              962,265          962,265
Lehman Holdings 3.39% 12/23/05                                                                            874,829          875,311
Marshall & Ilsley Bank 3.44% 12/29/05                                                                     875,032          874,813
Merrill Lynch Mortgage Capital 3.41% 8/12/05                                                            1,137,223        1,137,223
Morgan Stanley
   3.49% 7/31/06                                                                                          962,265          962,265
   3.51% 8/15/05                                                                                          174,954          174,957
National City Bank 3.31% 1/23/06                                                                          997,294          997,293
Nordea Bank Norge ASA 3.37% 8/29/06                                                                       874,913          874,787
Pfizer 3.30% 8/29/06                                                                                      839,772          839,795
Proctor & Gamble 3.34% 8/29/06                                                                            874,802          874,787
Royal Bank of Scotland 3.40% 8/29/06                                                                      874,863          874,787
Sigma Finance
   3.31% 9/30/05                                                                                          822,180          822,248
   3.33% 3/16/06                                                                                          262,892          262,921
Sun Trust Bank 3.34% 8/5/05                                                                               437,370          437,369
Wal-Mart Funding 3.33% 8/22/05                                                                            784,362          782,820
Washington Mutual Bank 3.49% 9/19/05                                                                      874,795          874,787
Wells Fargo 3.36% 8/29/06                                                                                 874,573          874,787
Wilmington Trust Company 3.25% 8/9/05                                                                     874,809          874,794
                                                                                                                        -----------
TOTAL SECURITIES LENDING COLLATERAL (cost $31,795,000)                                                                  31,795,000
                                                                                                                        -----------


TOTAL MARKET VALUE OF SECURITIES - 108.12%
   (cost $317,328,237)                                                                                                 326,521,405^
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL** - (10.53%)                                                        (31,795,000)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES - (SEE NOTES) 2.41%                                                      7,288,923
                                                                                                                        -----------
NET ASSETS APPLICABLE TO 25,510,095 SHARES OUTSTANDING - 100.00%                                                      $302,015,328
                                                                                                                      ============

iPrincipal amount shown is stated in the currency in which each foreign bond is denominated.
EUR - European Monetary Unit
GBP - British Pound Sterling
JPY - Japanese Yen
PLZ - Polish Zloty
SEK - Swedish Krona
USD - U.S. Dollar

#Security exempt from registration under Rule 144A of the Securities Act of
 1933. See Note 5 in "Notes."
*Fully or partially on loan.
**See Note 4 in "Notes."
^Includes $28,619,445 of securities loaned.

The following forward foreign currency exchange contract was outstanding at July 31, 2005:

FOREIGN CURRENCY EXCHANGE CONTRACT(1)

 VALUE OF CONTRACT                                                    UNREALIZED
---------------------------------------------------------------------------------
CONTRACT TO DELIVER                            IN EXCHANGE FOR        AT 10/31/05     SETTLEMENT DATE     DEPRECIATION
-------------------                            ---------------        -----------     ---------------     ------------
15,420,500 British Pounds                       US$ 26,741,923       $(27,046,075)        10/31/05         $(304,152)
                                                                                                           ---------
                                                                                                           $(304,152)
                                                                                                           =========

(1)See Note 3 in "Notes."

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - The Global Fixed Income Portfolio (the "Portfolio").

SECURITY VALUATION - Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Portfolio is valued. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

REPURCHASE AGREEMENTS - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSACTIONS - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At July 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2005, the cost of investments and unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes was as follows:

Cost of investments                                 $285,785,028
                                                    ------------
Aggregate unrealized appreciation                     16,198,673
Aggregate unrealized depreciation                     (7,257,296)
                                                    ------------
Net unrealized appreciation                         $  8,941,377
                                                    ============

For federal income tax purposes, at October 31, 2004, capital loss carryforwards of $1,465,707 may be carried forward and applied against future capital gains. These capital loss carryforwards expire in 2009.

3. FOREIGN EXCHANGE CONTRACTS
The Portfolio may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that they have agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities they already own that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. SECURITIES LENDING
The Portfolio, along with other funds in the Delaware Investments Family of Funds, may lend their securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends on the securities loaned and are subject to change in fair value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from collateral investments. The Portfolio records security lending income net of such allocation.

At July 31, 2005, the market value of securities on loan was $28,619,445, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Security Lending Collateral."

5. CREDIT AND MARKET RISK
Some countries in which the Portfolio invests require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At July 31, 2005, Rule 144A securities represented approximately 1.50% of total net assets. None of the securities have been determined to be illiquid under the Portfolio's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets.

SCHEDULE OF INVESTMENTS (Unaudited)

Delaware Pooled Trust - The High-Yield Bond Portfolio

July 31, 2005

                                                                                             PRINCIPAL           MARKET
                                                                                              AMOUNT             VALUE
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.18%
#Meristar Commercial Mortgage Trust Series 1999-C1 C 144A 8.29% 3/3/16                       $ 10,000           $ 10,807
                                                                                                                --------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $11,149)                                                        10,807
                                                                                                                ========

CORPORATE BONDS - 99.09%
Basic Industry - 13.43%
Abitibi-Consolidated 6.95% 12/15/06                                                           121,000            124,024
Bowater 9.50% 10/15/12                                                                         80,000             90,800
Fort James 7.75% 11/15/23                                                                      35,000             39,900
Huntsman International 9.875% 3/1/09                                                           15,000             16,106
#Huntsman International 144A 7.375% 1/1/15                                                     20,000             20,400
Lyondell Chemical 9.875% 5/1/07                                                                 1,000              1,033
MDP Acquisitions 9.625% 10/1/12                                                                15,000             15,225
Nalco 8.875% 11/15/13                                                                          95,000            104,025
#NewPage 144A 10.00% 5/1/12                                                                    15,000             15,300
Norske Skog Canada 8.625% 6/15/11                                                              65,000             67,600
#Novelis 144A 7.25% 2/15/15                                                                    10,000             10,275
#Port Townsend Paper 144A 12.00% 4/15/11                                                       24,000             21,000
Potlatch 12.50% 12/1/09                                                                        10,000             12,264
Rhodia
   8.875% 6/1/11                                                                               30,000             29,250
   10.25% 6/1/10                                                                               25,000             27,063
Smurfit Capital Funding 7.50% 11/20/25                                                         75,000             70,500
++Solutia 6.72% 10/15/37                                                                       65,000             53,463
Stone Container 9.75% 2/1/11                                                                   55,000             58,094
Tembec Industries 8.625% 6/30/09                                                               40,000             34,100
Witco 6.875% 2/1/26                                                                             5,000              4,975
                                                                                                                --------
                                                                                                                 815,397
                                                                                                                --------
Brokerage - 1.41%
E Trade Financial 8.00% 6/15/11                                                                70,000             74,725
LaBranche & Company 11.00% 5/15/12                                                             10,000             11,150
                                                                                                                --------
                                                                                                                  85,875
                                                                                                                --------
Capital Goods - 6.65%
Anchor Glass 11.00% 2/15/13                                                                    20,000             12,400
Armor Holdings 8.25% 8/15/13                                                                   25,000             27,188
#Graham Packaging 144A 9.875% 10/15/14                                                         35,000             36,225
Interface 10.375% 2/1/10                                                                       15,000             16,725
Interline Brands 11.50% 5/15/11                                                                78,000             86,969
Intertape Polymer 8.50% 8/1/14                                                                 45,000             44,332
*Mueller Holdings 14.75% 4/15/14                                                               30,000             22,050
Nortek 8.50% 9/1/14                                                                            10,000              9,788
#Park-Ohio Industries 144A 8.375% 11/15/14                                                     35,000             33,075
Pliant 11.125% 9/1/09                                                                          55,000             53,350
Radnor Holdings
   o10.349% 4/15/09                                                                             5,000              4,988
   11.00% 3/15/10                                                                              20,000             13,500
Trimas 9.875% 6/15/12                                                                          50,000             43,000
                                                                                                                --------
                                                                                                                 403,590
                                                                                                                --------
Consumer Cyclical - 8.03%
Accuride 8.50% 2/1/15                                                                          60,000             62,550
Advanced Accessory Systems 10.75% 6/15/11                                                       5,000              4,175
AutoNation 9.00% 8/1/08                                                                       110,000            121,824
++Avado Brands 9.75% 6/1/06                                                                    20,000                900
#Carrols 144A 9.00% 1/15/13                                                                    30,000             31,275
Dana 5.85% 1/15/15                                                                             10,000              9,051
Denny's 10.00% 10/1/12                                                                         25,000             26,875
Landry's Restaurant 7.50% 12/15/14                                                             55,000             54,656
#Metaldyne 144A 10.00% 11/1/13                                                                 10,000              8,850
O'Charleys 9.00% 11/1/13                                                                       20,000             21,750

Perkins Family Restaurants 10.125% 12/15/07                                                    10,000             10,188
#Uno Restaurant 144A 10.00% 2/15/11                                                            15,000             14,550
++Venture Holdings 12.00% 6/1/09                                                               30,000                 38
Visteon 8.25% 8/1/10                                                                            5,000              4,850
Warnaco 8.875% 6/15/13                                                                        105,000            116,025
                                                                                                                 -------
                                                                                                                 487,557
                                                                                                                 -------
Consumer Non-Cyclical - 4.39%
#Commonwealth Brands 144A 10.625% 9/1/08                                                       30,000             31,875
Constellation Brands 8.125% 1/15/12                                                            25,000             26,875
Cott Beverages 8.00% 12/15/11                                                                  25,000             26,625
Great Atlantic & Pacific Tea 7.75% 4/15/07                                                     45,000             47,194
#Le-Natures 144A 10.00% 6/15/13                                                                30,000             31,650
National Beef Packing 10.50% 8/1/11                                                            40,000             42,800
Pilgrim's Pride 9.625% 9/15/11                                                                 15,000             16,425
Pinnacle Foods 8.25% 12/1/13                                                                   15,000             13,725
True Temper Sports 8.375% 9/15/11                                                              10,000              9,350
#Warner Chilcott 144A 8.75% 2/1/15                                                             20,000             19,850
                                                                                                                 -------
                                                                                                                 266,369
                                                                                                                 -------
Emerging Markets - 0.09%
Venezuela Government 9.375% 1/13/34                                                             5,000              5,230
                                                                                                                 -------
                                                                                                                   5,230
                                                                                                                 -------
Energy - 9.80%
Bluewater Finance 10.25% 2/15/12                                                               15,000             16,275
#Chesapeake Energy 144A 6.625% 1/15/16                                                         85,000             88,188
El Paso Natural Gas 7.625% 8/1/10                                                              15,000             15,866
El Paso Production Holding 7.75% 6/1/13                                                       115,000            122,619
@#Geophysique 144A 7.50% 5/15/15                                                                5,000              5,250
#Hilcorp Energy 144A 10.50% 9/1/10                                                            110,000            122,650
#Inergy Finance 144A 6.875% 12/15/14                                                            5,000              4,925
Petroleum Geo-Services
   8.00% 11/5/06                                                                                1,754              1,793
   10.00% 11/5/10                                                                             121,742            138,177
oSecunda International 11.599% 9/1/12                                                          69,000             68,655
Tennessee Gas Pipeline 8.375% 6/15/32                                                           5,000              5,959
Whiting Petroleum 7.25% 5/1/13                                                                  5,000              5,075
                                                                                                                 -------
                                                                                                                 595,432
                                                                                                                 -------
Finance & Investments - 0.76%
#FTI Consulting 144A 7.625% 6/15/13                                                            45,000             45,956
                                                                                                                 -------
                                                                                                                  45,956
                                                                                                                 -------
Media - 10.99%
oAdelphia Communications 8.125% 7/15/03                                                        10,000              8,650
American Media Operation 10.25% 5/1/09                                                          5,000              5,088
Cenveo 9.625% 3/15/12                                                                          35,000             37,975
#Charter Communications 144A 5.875% 11/16/09                                                    5,000              3,613
Charter Communications Holdings 10.75% 10/1/09                                                150,000            123,749
CSC Holdings
   8.125% 7/15/09                                                                              15,000             15,525
   8.125% 8/15/09                                                                              20,000             20,700
   10.50% 5/15/16                                                                              35,000             38,238
Dex Media West 9.875% 8/15/13                                                                  55,000             62,975
Insight Midwest 10.50% 11/1/10                                                                115,000            122,474
Lodgenet Entertainment 9.50% 6/15/13                                                           10,000             10,950
Mediacom Capital 9.50% 1/15/13                                                                 65,000             66,788
Nextmedia Operating 10.75% 7/1/11                                                              35,000             38,369
Rogers Cablesystems 11.00% 12/1/15                                                             25,000             27,000
Sheridan Acquisition Group 10.25% 8/15/11                                                       5,000              5,256
Warner Music Group 7.375% 4/15/14                                                              50,000             51,875
XM Satellite Radio
   12.00% 6/15/10                                                                              20,000             22,875
   14.00% 3/15/10                                                                               5,000              5,400
                                                                                                                 -------
                                                                                                                 667,500
                                                                                                                 -------
Real Estate - 1.03%
#America Real Estate Partners 144A 7.125% 2/15/13                                              25,000             25,500
BF Saul REIT 7.50% 3/1/14                                                                      15,000             15,600
Tanger Properties 9.125% 2/15/08                                                               20,000             21,600
                                                                                                                 -------
                                                                                                                  62,700
                                                                                                                 -------
Services Cyclical - 13.63%
Adesa 7.625% 6/15/12                                                                           20,000             20,500
Ameristar Casinos 10.75% 2/15/09                                                               55,000             59,812
Boyd Gaming 9.25% 8/1/09                                                                        5,000              5,256

#CCM Merger Motor 144A 8.00% 8/1/13                                                            30,000             30,713
Corrections Corporation of America 7.50% 5/1/11                                                55,000             57,338
Foster Wheeler 10.359% 9/15/11                                                                 22,500             24,525
Gaylord Entertainment 6.75% 11/15/14                                                            5,000              5,000
*#H-Lines Finance Holding 144A 11.00% 4/1/13                                                   30,000             24,300
#Horizon Lines 144A 9.00% 11/1/12                                                               5,000              5,388
Kansas City Southern Railway 9.50% 10/1/08                                                     45,000             49,163
#Knowledge Learning 144A 7.75% 2/1/15                                                          15,000             14,475
Mandalay Resort Group 10.25% 8/1/07                                                            25,000             27,438
MGM MIRAGE 9.75% 6/1/07                                                                        55,000             59,605
OMI 7.625% 12/1/13                                                                             60,000             61,424
Penn National Gaming 8.875% 3/15/10                                                            55,000             58,919
Royal Caribbean Cruises 7.25% 3/15/18                                                           5,000              5,500
Seabulk International 9.50% 8/15/13                                                             5,000              5,669
Stena 9.625% 12/1/12                                                                          245,000            271,030
*Town Sports International 11.00% 2/1/14                                                       15,000             10,425
Ultrapetrol 9.00% 11/24/14                                                                      5,000              4,463
Wheeling Island Gaming 10.125% 12/15/09                                                        25,000             26,625
                                                                                                                 -------
                                                                                                                 827,568
                                                                                                                 -------
Services Non-Cyclical - 4.08%
Aleris International 9.00% 11/15/14                                                            60,000             63,149
Allied Waste North America 9.25% 9/1/12                                                        55,000             60,294
Casella Waste Systems 9.75% 2/1/13                                                             20,000             21,700
Geo Subordinate 11.00% 5/15/12                                                                 20,000             20,300
NDCHealth 10.50% 12/1/12                                                                       25,000             27,188
US Oncology 10.75% 8/15/14                                                                     25,000             28,000
Vanguard Health 9.00% 10/1/14                                                                  25,000             27,313
                                                                                                                 -------
                                                                                                                 247,944
                                                                                                                 -------
Technology & Electronics - 3.00%
#Magnachip Semiconductor 144A 8.00% 12/15/14                                                   50,000             48,625
Sanmina 10.375% 1/15/10                                                                        55,000             61,324
#STATS ChipPAC 144A 7.50% 7/19/10                                                              25,000             25,188
#Sunguard Data 144A
   9.125% 8/15/13                                                                              10,000             10,438
   10.25% 8/15/15                                                                              35,000             36,444
                                                                                                                 -------
                                                                                                                 182,019
                                                                                                                 -------
Telecommunications - 13.22%
Alaska Communications Systems 9.875% 8/15/11                                                   20,000             21,900
++Allegiance Telecom 11.75% 2/15/08                                                            10,000              2,850
American Cellular 10.00% 8/1/11                                                                15,000             15,788
American Tower 7.125% 10/15/12                                                                 65,000             68,900
Centennial Cellular Operating 10.125% 6/15/13                                                  55,000             62,219
Cincinnati Bell 8.375% 1/15/14                                                                 30,000             31,050
#Cincinnati Bell 144A 7.00% 2/15/15                                                            90,000             89,999
*Inmarsat Finance 10.375% 11/15/12                                                             70,000             56,350
iPCS 11.50% 5/1/12                                                                              5,000              5,700
#IWO Escrow 144A
   *(TM)10.75% 1/15/15                                                                          5,000              3,600
   7.349% 1/15/12                                                                               5,000              5,125
MCI
   6.908% 5/1/07                                                                                8,000              8,120
   7.688% 5/1/09                                                                               25,000             26,125
Nextel Communications 5.95% 3/15/14                                                            30,000             31,163
*PanAmSat 10.375% 11/1/14                                                                      40,000             28,800
o#Qwest 144A 6.671% 6/15/13                                                                    25,000             26,250
Qwest Service 13.50% 12/15/10                                                                 105,000            121,274
Rural Cellular
   9.625% 5/15/08                                                                              35,000             35,088
   9.875% 2/1/10                                                                               30,000             32,100
#Telcordia Technologies 144A 10.00% 3/15/13                                                    25,000             24,375
Time Warner Telecommunications 9.75% 7/15/08                                                   15,000             15,263
oUS LEC 11.89% 10/1/09                                                                         10,000             10,350
US Unwired 10.00% 6/15/12                                                                       5,000              5,800
#Valor Telecommunications 144A 7.75% 2/15/15                                                   75,000             74,812
                                                                                                                 -------
                                                                                                                 803,001
                                                                                                                 -------
Utilities - 8.58%
#Allegheny Energy Supply 144A 13.00% 11/15/07                                                   5,000              5,488

Avista 9.75% 6/1/08                                                                             5,000              5,600
Calpine
   7.625% 4/15/06                                                                              25,000             23,125
   8.25% 8/15/05                                                                               15,000             15,038
   10.50% 5/15/06                                                                               5,000              4,775
o#Calpine 144A 9.349% 7/15/07                                                                  24,500             20,948
CMS Energy 9.875% 10/15/07                                                                     15,000             16,538
#Dynegy Holdings 144A 10.125% 7/15/13                                                          30,000             34,350
Elwood Energy 8.159% 7/5/26                                                                    91,038            103,441
Midwest Generation
   8.30% 7/2/09                                                                                10,000             10,650
   8.75% 5/1/34                                                                               105,000            118,124
++Mirant 2.50% 6/15/21                                                                          5,000              4,313
++Mirant Americas Generation 7.625% 5/1/06                                                     20,000             23,150
NRG Energy 8.00% 12/15/13                                                                      85,000             91,374
#NRG Energy 144A 8.00% 12/15/13                                                                 9,000              9,675
Orion Power Holdings 12.00% 5/1/10                                                             15,000             18,075
PSEG Energy Holdings 7.75% 4/16/07                                                              5,000              5,213
Reliant Energy 9.50% 7/15/13                                                                    5,000              5,588
#Texas Genco 144A 6.875% 12/15/14                                                               5,000              5,275
=++#USGen New England 144A 7.459% 1/2/15                                                       20,000                144
                                                                                                              ----------
                                                                                                                 520,884
                                                                                                              ----------
TOTAL CORPORATE BONDS (COST $5,995,764)                                                                        6,017,022
                                                                                                              ----------

                                                                                             NUMBER OF
                                                                                              SHARES
COMMON STOCK - 0.15%
+Foster Wheeler                                                                                   114              2,637
+Kmart  Holdings                                                                               60,000                  0
+Petroleum Geo-Services ADR                                                                       195              4,681
+XM Satellite Radio Holdings Class A                                                               50              1,782
                                                                                                              ----------
TOTAL COMMON STOCK (COST $3,943)                                                                                   9,100
                                                                                                              ==========

WARRANTS - 0.00%
+#Horizon PCS 144A, exercise price $5.88, expiration date 10/1/10                                  50                  0
+#Solutia144A, exercise price $7.59, expiration date 7/15/09                                       55                  0
                                                                                                              ----------
TOTAL WARRANTS (COST $7,413)                                                                                           0
                                                                                                              ==========

                                                                                             PRINCIPAL
                                                                                              AMOUNT
REPURCHASE AGREEMENTS - 9.02%
With BNP Paribas 3.25% 8/1/05
(dated 7/29/05, to be repurchased at $322,087,
collateralized by $187,000 U.S. Treasury
Bills due 1/5/06, market value $184,088 and
$147,000 U.S. Treasury Bills due 1/19/06,
market value $144,371)                                                                       $322,000            322,000

With UBS Warburg 3.23% 8/1/05
(dated 7/29/05, to be repurchased at $226,061,
collateralized by $152,000 U.S. Treasury Notes 2.00%
due 8/31/05, market value $153,469 and $78,000
U.S. Treasury Notes 2.50% due 9/30/06, market value
$77,351)                                                                                      226,000            226,000
                                                                                                              ----------
TOTAL REPURCHASE AGREEMENTS (COST $548,000)                                                                      548,000
                                                                                                              ==========

TOTAL MARKET VALUE OF SECURITIES - 108.44%
   (cost $6,566,269)                                                                                           6,584,929
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS - (8.44%)                                                       (512,751)
                                                                                                              ----------
NET ASSETS APPLICABLE TO 792,377 SHARES OUTSTANDING - 100.00%                                                 $6,072,178
                                                                                                              ==========

+Non-income producing security for the period ended July 31, 2005. ++Non-income producing security. Security is currently in default.
oVariable rate notes. The interest rate shown is the rate as of July 31, 2005. *Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
#Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note 3 in "Notes."
=Security is being fair valued in accordance with the Fund's fair valuation policy. See Note 1 in "Notes." At July 31, 2005, 1 security was fair valued which represented 0.00% of the Portfolio's net assets.
oSecurity is currently in default. The issue has missed the maturity date. Bankruptcy proceedings are in process to determine distribution of assets. @Illiquid security. See Note 3 in "Notes." At July 31, 2005, 1 security was deemed illiquid which represented 0.09% of the Portfolio's net assets.

SUMMARY OF ABBREVIATIONS:
ADR - American Depositary Receipts
REIT - Real Estate Investment Trust
________________________________________________________________________________

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - The High-Yield Bond Portfolio (the "Portfolio").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

REPURCHASE AGREEMENTS - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Portfolio declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At July 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2005, the cost of investments and unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes was as follows:


Cost of investments                         $6,570,750
                                            ----------
Aggregate unrealized appreciation               75,866
Aggregate unrealized depreciation              (61,687)
                                            ----------
Net unrealized appreciation                 $   14,179
                                            ==========


For federal income tax purposes, at October 31, 2004, capital loss carryforwards of $4,187,462 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,356,150 expires in 2007, $1,887,452 expires in 2008, $612,814 expires in 2009 and $331,046 expires in
2010.

3. CREDIT AND MARKET RISK
The Portfolio generally invests in high-yield fixed-income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investor Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Portfolio may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At July 31, 2005, Rule 144A securities represented approximately 17.73% of total net assets. Rule 144A securities comprising 0.09% of total net assets have been determined to be illiquid under the Portfolio's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. Illiquid securities have been denoted in the Schedule of Investments.

SCHEDULE OF INVESTMENTS (Unaudited)
-----------------------------------

DELAWARE POOLED TRUST-THE INTERMEDIATE FIXED INCOME PORTFOLIO

July 31, 2005

                                                                                                     PRINCIPAL            MARKET
                                                                                                      AMOUNT               VALUE
                                                                                                      (U.S.$)             (U.S.$)
AGENCY ASSET-BACKED SECURITIES - 1.87%
oFannie Mae Grantor Trust
   Series 2004-T4 A2 3.93% 2/25/20                                                                   $ 45,000          $   44,708
   Series 2004-T4 A3 4.42% 8/25/24                                                                     50,000              49,623
oFannie Mae Whole Loan Series 2002-W11 AV1 3.63% 11/25/32                                              32,550              32,556
Nelnet Education Loan Funding Series 2001-A A1 5.76% 7/1/12                                            61,042              62,386
oSLMA Student Loan Trust Series 2004-1 A1 3.69% 1/26/15                                               107,129             107,220
                                                                                                                       ----------
TOTAL AGENCY ASSET-BACKED SECURITIES (COST $297,782)                                                                      296,493
                                                                                                                       ----------

Agency Collateralized Mortgage Obligations - 7.99%
Fannie Mae Grantor Trust
   Series 2001-T8 A2 9.50% 7/25/41                                                                     27,178              29,927
   Series 2003-T1 A 3.807% 11/25/12                                                                    64,078              63,049
Fannie Mae Series 2003-122 AJ 4.50% 2/25/28                                                            28,245              28,026
Fannie Mae Whole Loan
   Series 2004-W3 A2 3.75% 5/25/34                                                                     80,000              79,077
   Series 2004-W9 2A1 6.50% 2/25/44                                                                    51,490              53,277
Freddie Mac
   Series 1490 CA 6.50% 4/15/08                                                                        55,026              55,767
   Series 2326 ZQ 6.50% 6/15/31                                                                       104,243             109,782
   Series 2480 EH 6.00% 11/15/31                                                                        7,819               7,886
   Series 2552 KB 4.25% 6/15/27                                                                        69,761              69,629
   Series 2889 OE 5.00% 1/15/30                                                                        60,000              59,525
   Series 2890 PC 5.00% 7/15/30                                                                        65,000              64,653
   Series 2902 LC 5.50% 12/15/17                                                                       45,000              45,649
   Series 2936 PC 5.00% 9/15/30                                                                        60,000              59,562
   Series 2981 NC 5.00% 4/15/31                                                                        70,000              69,444
oFreddie Mac Interest Only Strip Series 19 F 3.293% 6/1/28                                             27,354              27,229
Freddie Mac Stated Final Series GC 2.95% 12/15/09                                                     115,000             111,017
Freddie Mac Structured Pass Through Securities
   Series T-56 A2A 2.842% 7/25/36                                                                       5,511               5,485
   Series T-58 1A2 3.108% 5/25/35                                                                      33,720              33,505
   Series T-58 2A 6.50% 9/25/43                                                                        48,966              50,561
GNMA
   Series 2002-61 BA 4.648% 3/16/26                                                                    95,000              94,856
   Series 2002-62 B 4.763% 1/16/25                                                                    135,000             134,969
oVendee Mortgage Trust Series 2000-1 1A 6.812% 1/15/30                                                 10,891              11,140
                                                                                                                       ----------
TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $1,281,686)                                                      1,264,015
                                                                                                                       ----------

Agency Mortgage-Backed Securities - 6.81%
Fannie Mae
   5.50% 5/15/09                                                                                       22,107              22,522
   5.73% 12/1/08                                                                                       36,435              37,631
   6.50% 8/1/17                                                                                        28,744              29,822
   6.765% 1/1/07                                                                                       62,749              64,023
   8.50% 9/20/10                                                                                       13,098              13,822
   9.00% 4/1/09                                                                                         8,361               8,794
oFannie Mae ARM
   3.742% 8/1/34                                                                                       80,450              79,852
   4.028% 12/1/33                                                                                      98,860             100,721
Fannie Mae 5.057% 8/1/15 TBA                                                                           50,000              49,823
Fannie Mae FHAVA
   9.00% 6/1/09                                                                                        24,090              25,896
   11.00% 12/1/15                                                                                       2,516               2,784
Fannie Mae Relocation 30 yr
   5.00% 11/1/33                                                                                       25,927              25,855
   5.00% 1/1/34                                                                                         8,809               8,773
   5.00% 1/1/34                                                                                        15,486              15,442

Fannie Mae S.F. 15 yr
   4.00% 5/1/19                                                                                        17,990              17,372
   6.50% 4/1/12                                                                                        15,180              15,787
   8.00% 10/1/14                                                                                       19,496              20,520
   8.50% 2/1/10                                                                                        19,729              20,784
Fannie Mae S.F. 15 yr 5.50% 8/25/20 TBA                                                                55,000              56,117
Fannie Mae S.F. 30 yr
   6.00% 10/1/33                                                                                        8,281               8,465
   7.50% 12/1/10                                                                                        9,030               9,286
   8.50% 5/1/11                                                                                         7,115               7,540
   8.50% 8/1/12                                                                                         5,679               5,946
   9.50% 4/1/18                                                                                         2,914               3,226
Fannie Mae S.F. 30 yr TBA
   5.00% 8/1/35                                                                                        10,000               9,850
   5.50% 8/1/35                                                                                        10,000              10,053
oFreddie Mac ARM
   3.734% 4/1/34                                                                                       41,761              42,114
   3.769% 4/1/33                                                                                       34,170              35,173
Freddie Mac Balloon 5 yr 4.00% 6/1/08                                                                  14,651              14,463
Freddie Mac Relocation 15 yr
   3.50% 9/1/18                                                                                        24,092              22,699
   3.50% 10/1/18                                                                                        3,881               3,656
Freddie Mac Relocation 30 yr 5.00% 9/1/33                                                              87,275              87,029
Freddie Mac S.F. 15 yr 8.50% 10/1/15                                                                   11,972              12,862
Freddie Mac S.F. 30 yr
   7.00% 11/1/33                                                                                       25,093              26,355
   8.00% 9/1/07                                                                                         8,529               8,782
   8.25% 10/1/07                                                                                       17,080              17,635
   9.25% 9/1/08                                                                                         4,461               4,692
GNMA Mobil Home 6.75% 10/15/07                                                                         75,569              77,151
GNMA S.F. 15 yr
   6.00% 1/15/09                                                                                        6,877               7,081
   8.50% 8/15/10                                                                                        3,058               3,191
GNMA S.F. 30 yr
   5.00% 8/15/33                                                                                       32,712              32,538
   7.50% 2/15/32                                                                                       10,130              10,832
                                                                                                                       ----------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (COST $1,089,609)                                                               1,076,959
                                                                                                                       ==========

Agency Obligations - 1.27%
Fannie Mae
   5.00% 4/15/15                                                                                       95,000              98,324
   6.25% 2/1/11                                                                                        95,000             102,178
                                                                                                                       ----------
TOTAL AGENCY OBLIGATIONS (COST $199,098)                                                                                  200,502
                                                                                                                       ==========

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.45%
Banc of America Commercial Mortgage
   Series 2004-5 A3 4.561% 11/10/41                                                                    40,000              39,495
   Series 2005-1 A3 4.877% 11/10/42                                                                    55,000              55,261
   oSeries 2005-2 AJ 4.953% 7/10/43                                                                    20,000              19,874
#Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A
   5.064% 5/14/16                                                                                      50,000              50,355
First Union-Lehman Brothers-Bank of America Series 1998-C2 A2 6.56% 11/18/35                           78,658              81,994
General Electric Capital Commercial Mortgage
   Series 2002-1A A3 6.269% 12/10/35                                                                   75,000              80,928
   Series 2005-C2 A2 4.706% 5/10/43                                                                    60,000              59,952
General Motors Acceptance Corporation Commercial Mortgage Securities
   Series 1998-C2 A2 6.42% 5/15/35                                                                     22,752              23,777
oGreenwich Capital Commercial Funding Series 2005-GG3 A4 4.799% 8/10/42                                80,000              79,343
#Hilton Hotel Pool Trust Series 2000 HLTA A1 144A 7.055% 10/3/15                                       19,297              20,538
JPMorgan Chase Commercial Mortgage Securities
   Series 2002-C1 A3 5.376% 7/12/37                                                                    35,000              36,176
   Series 2002-C2 A2 5.05% 12/12/34                                                                    85,000              86,235
   Series 2003-C1 A2 4.985% 1/12/37                                                                    90,000              90,931
Lehman Brothers-UBS Commercial Mortgage Trust
   Series 2002-C1 A4 6.462% 3/15/31                                                                    85,000              93,070
   Series 2005-C2 A2 4.821% 4/15/30                                                                    40,000              40,230
Lehman Brothers Commercial Conduit Mortgage Trust Series 1998-C4 A1B
   6.21% 10/15/35                                                                                      75,000              78,375
oMerrill Lynch Mortgage Trust Series 2004-BPC1 A3 4.467% 10/12/41                                      25,000              24,489
Morgan Stanley Capital I
   Series 1998-XL1 A2 6.45% 6/3/30                                                                     11,941              11,940

   Series 2005-HQ6 A2A 4.882% 8/13/42                                                                  25,000              25,137
o#STRIPs III Series 2003-1A AFIX 144A 3.308% 3/24/18                                                   64,235              62,128
#Tower Series 2004-2A A 144A 4.232% 12/15/14                                                           45,000              43,987
Wachovia Bank Commercial Mortgage Trust Series 2005-C18 A2 4.657% 4/15/42                              75,000              74,712
                                                                                                                       ----------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $1,197,325)                                                           1,178,927
                                                                                                                       ==========

Corporate Bonds - 36.01%
Banking - 2.22%
Credit Suisse First Boston USA 4.625% 1/15/08                                                          20,000              20,065
Frost National Bank 6.875% 8/1/11                                                                      15,000              16,211
#Mizuho Finance Group 144A 5.79% 4/15/14                                                               40,000              41,702
Popular North America 4.25% 4/1/08                                                                     55,000              54,523
oRBS Capital Trust I 4.709% 12/29/49                                                                  130,000             125,497
Regions Financial 6.375% 5/15/12                                                                       85,000              92,544
                                                                                                                       ----------
                                                                                                                          350,542
                                                                                                                       ----------
Basic Industry - 0.66%
Lubrizol 4.625% 10/1/09                                                                                25,000              24,793
Noranda 5.50% 6/15/17                                                                                  80,000              79,178
                                                                                                                       ----------
                                                                                                                          103,971
                                                                                                                       ----------
Brokerage - 1.78%
Amvescap 4.50% 12/15/09                                                                                90,000              89,063
Franklin Resources 3.70% 4/15/08                                                                       65,000              63,452
Goldman Sachs 5.25% 10/15/13                                                                           75,000              76,203
Morgan Stanley 4.75% 4/1/14                                                                            55,000              53,554
                                                                                                                       ----------
                                                                                                                          282,272
                                                                                                                       ----------
Capital Goods - 0.99%
General Electric 5.00% 2/1/13                                                                          90,000              91,210
United Technologies 4.875% 5/1/15                                                                      65,000              65,283
                                                                                                                       ----------
                                                                                                                          156,493
                                                                                                                       ----------
Communications - 4.74%
ALLTEL 4.656% 5/17/07                                                                                  45,000              45,162
BellSouth 4.75% 11/15/12                                                                               45,000              44,699
Comcast 4.95% 6/15/16                                                                                  40,000              39,081
COX Communications 4.625% 1/15/10                                                                      45,000              44,271
InterActiveCorp 6.75% 11/15/05                                                                        175,000             176,063
SBC Communications
   4.125% 9/15/09                                                                                      20,000              19,594
   5.10% 9/15/14                                                                                       45,000              45,327
Sprint Capital 6.375% 5/1/09                                                                           60,000              63,406
#Telecom Italia Capital 144A 4.00% 1/15/10                                                             35,000              33,806
Telefonos de Mexico 4.50% 11/19/08                                                                     85,000              83,986
Thomson 5.75% 2/1/08                                                                                   90,000              92,064
Time Warner Entertainment 8.375% 3/15/23                                                               50,000              62,807
                                                                                                                       ----------
                                                                                                                          750,266
                                                                                                                       ----------
Consumer Cyclical - 5.55%
CVS
   3.875% 11/1/07                                                                                      70,000              69,175
   4.00% 9/15/09                                                                                       50,000              48,894
Ford Motor Credit
   5.625% 10/1/08                                                                                      70,000              66,950
   5.80% 1/12/09                                                                                       50,000              48,141
   6.625% 6/16/08                                                                                      35,000              34,987
   7.00% 10/1/13                                                                                       30,000              29,190
oGeneral Motors Acceptance Corporation 4.559% 7/16/07                                                 130,000             127,181
Home Depot 3.75% 9/15/09                                                                              115,000             111,977
Johnson Controls 5.00% 11/15/06                                                                        70,000              70,518
Jones Apparel 4.25% 11/15/09                                                                           30,000              28,966
oLiberty Media 4.91% 9/17/06                                                                           64,000              64,436
May Department Stores 3.95% 7/15/07                                                                    80,000              79,079
Time Warner 8.18% 8/15/07                                                                              90,000              96,428
                                                                                                                       ----------
                                                                                                                          875,922
                                                                                                                       ----------
Consumer Non-Cyclical - 3.78%
Amgen 4.00% 11/18/09                                                                                   25,000              24,501
#Genentech 144A 4.75% 7/15/15                                                                          30,000              29,823
Kraft Foods
   4.125% 11/12/09                                                                                     65,000              63,675
   5.25% 10/1/13                                                                                       35,000              35,825
   5.625% 11/1/11                                                                                      55,000              57,509
Medco Health Solutions 7.25% 8/15/13                                                                   45,000              50,165
MedPartners 7.375% 10/1/06                                                                             55,000              56,513

Safeway 6.15% 3/1/06                                                                                   95,000              95,801
Universal 6.50% 2/15/06                                                                                70,000              70,821
UST 6.625% 7/15/12                                                                                     55,000              60,312
WellPoint
   3.75% 12/14/07                                                                                      30,000              29,403
   4.25% 12/15/09                                                                                      25,000              24,554
                                                                                                                       ----------
                                                                                                                          598,902
                                                                                                                       ----------
Electric - 4.75%
Ameren 4.263% 5/15/07                                                                                  55,000              54,763
America Electric Power 4.709% 8/16/07                                                                  65,000              65,143
CC Fund Trust I 6.90% 2/16/07                                                                          30,000              31,020
Dominion Resources
   5.15% 7/15/15                                                                                       35,000              34,894
   7.195% 9/15/14                                                                                      35,000              40,046
Duke Capital 4.331% 11/16/06                                                                           45,000              44,926
National Rural Utilities Cooperative Finance 3.875% 2/15/08                                            80,000              78,900
Pacific Gas & Electric 3.60% 3/1/09                                                                    75,000              72,499
o#Pinnacle West Energy 144A 4.004% 4/1/07                                                              45,000              45,024
Potomac Electric Power 6.25% 10/15/07                                                                  55,000              56,938
#Power Contract Financing 144A 5.20% 2/1/06                                                            35,760              35,932
Southern California Edison 5.00% 1/15/14                                                               65,000              65,538
Southern Capital Funding 5.30% 2/1/07                                                                  70,000              71,050
TXU Energy 7.00% 3/15/13                                                                               50,000              55,402
                                                                                                                       ----------
                                                                                                                          752,075
                                                                                                                       ----------
Energy - 1.81%
Apache Finance 7.00% 3/15/09                                                                          105,000             114,790
Halliburton 5.50% 10/15/10                                                                             30,000              31,039
USX 9.125% 1/15/13                                                                                     35,000              43,655
Valero Energy 6.125% 4/15/07                                                                           95,000              97,186
                                                                                                                       ----------
                                                                                                                          286,670
                                                                                                                       ----------
Financials - 1.01%
American General Finance 4.875% 7/15/12                                                                40,000              39,687
Berkshire Hathaway Finance 4.125% 1/15/10                                                               5,000               4,896
HSBC Finance 5.00% 6/30/15                                                                             45,000              44,648
#Residential Capital 144A 6.375% 6/30/10                                                               70,000              71,199
                                                                                                                       ----------
                                                                                                                          160,430
                                                                                                                       ----------
Insurance - 3.86%
#Farmers Insurance Exchange 144A 6.00% 8/1/14                                                         125,000             127,297
#Liberty Mutual 144A 5.75% 3/15/14                                                                     55,000              54,390
Marsh & McLennan
   o3.71% 7/13/07                                                                                      55,000              54,646
   5.375% 3/15/07                                                                                      65,000              65,468
MetLife 5.00% 6/15/15                                                                                  35,000              35,012
o#Oil Insurance 144A 5.15% 8/15/33                                                                    130,000             129,695
Saint Paul Travelers 5.01% 8/16/07                                                                     65,000              65,404
#TIAA Global Markets 144A 2.75% 1/13/06                                                                10,000               9,932
Willis Group
   5.125% 7/15/10                                                                                      40,000              39,859
   5.625% 7/15/15                                                                                      30,000              29,795
                                                                                                                       ----------
                                                                                                                          611,498
                                                                                                                       ----------
Natural Gas - 1.54%
Enterprise Products Operating 4.625% 10/15/09                                                          40,000              39,398
Sempra Energy
   o3.754% 5/21/08                                                                                     40,000              40,205
   4.621% 5/17/07                                                                                      60,000              60,006
Valero Logistics Operations 6.05% 3/15/13                                                             100,000             104,260
                                                                                                                       ----------
                                                                                                                          243,869
                                                                                                                       ----------
Real Estate - 0.37%
Developers Diversified Realty 4.625% 8/1/10                                                            60,000              58,638
                                                                                                                       ----------
                                                                                                                           58,638
                                                                                                                       ----------
Technology - 2.03%
Chartered Semiconductor Manufacturing
   5.75% 8/3/10                                                                                        85,000              84,062
   6.375% 8/3/15                                                                                       70,000              69,001
Dell 6.55% 4/15/08                                                                                     75,000              78,732
Motorola 4.608% 11/16/07                                                                               90,000              90,024
                                                                                                                       ----------
                                                                                                                          321,819
                                                                                                                       ----------
Transportation - 0.92%
Continental Airlines 6.503% 6/15/11                                                                    60,000              59,330
#Erac USA Finance 144A 7.35% 6/15/08                                                                   80,000              85,389
                                                                                                                       ----------
                                                                                                                          144,719
                                                                                                                       ----------
TOTAL CORPORATE BONDS (COST $5,776,636)                                                                                 5,698,086
                                                                                                                       ==========

Municipal Bonds - 1.87%
California State Economic Recovery Series A 5.25% 7/1/13                                               65,000              72,121
Colorado Department of Transportation Revenue Series B
   5.00% 12/15/12 (FGIC)                                                                               80,000              87,458
   5.00% 12/15/13 (FGIC)                                                                              125,000             137,251
                                                                                                                       ----------
TOTAL MUNICIPAL BONDS (COST $293,763)                                                                                     296,830
                                                                                                                       ==========

Non-Agency Asset-Backed Securities - 11.31%
Capital One Multi-Asset Execution Trust
   Series 2003-C2 C2 4.32% 4/15/09                                                                     15,000              14,994
   Series 2004-C1 C1 3.40% 11/16/09                                                                    30,000              29,524
Chase Funding Mortgage Loan Certificates
   Series 2002-3 1A6 4.707% 9/25/13                                                                   105,000             104,783
   Series 2003-4 1A4 3.303% 11/25/29                                                                   80,000              78,701
Citibank Credit Card Issuance Trust Series 2003-A7 A7 4.15% 7/7/17                                     45,000              43,065
Countrywide Asset-Backed Certificates
   oSeries 2004-9 AF2 3.337% 9/25/23                                                                   45,000              44,459
   Series 2004-S1 A2 3.872% 3/25/20                                                                    50,000              49,249
   oSeries 2005-7 AF2 4.367% 11/25/35                                                                  80,000              79,500
EQCC Home Equity Loan Trust Series 1999-2 AF4 6.753% 8/25/27                                           39,709              39,983
Equity One ABS Series 2004-1 AF3 3.054% 4/25/34                                                        90,000              89,107
Honda Automobile Receivables Owners Trust Series 2004-1 A4 3.06% 10/21/09                              10,000               9,771
MBNA Credit Card Master Note Trust Series 2005-A3 A3 4.10% 10/15/12                                    25,000              24,531
oMerrill Lynch Mortgage Investors
   Series 2004-WMC5 A2B2 3.81% 7/25/35                                                                 75,000              75,204
   Series 2005-NC1 A2B 3.68% 10/25/35                                                                  40,000              40,034
   Series 2005-WMC1 A2B 3.68% 9/25/35                                                                  50,000              50,066
Mid-State Trust
   Series 11 A1 4.864% 7/15/38                                                                         30,182              29,237
   Series 2004-1 A 6.005% 8/15/37                                                                       4,206               4,298
Navistar Financial Owner Trust Series 2002-B A4 3.52% 10/15/09                                         53,397              53,154
oNovastar Home Equity Loan Series 2004-4 A2B 3.80% 3/25/35                                             75,000              75,245
Onyx Acceptance Grantor Trust Series 2002-C A4 4.07% 4/15/09                                           71,654              71,533
Peco Energy Transition Trust Series 1999-A A6 6.05% 3/1/09                                             30,000              30,490
Renaissance Home Equity Loan Trust Series 2004-4 AF2 3.856% 2/25/35                                    50,000              49,399
oResidential Asset Mortgage Products
   Series 2004-RS12 AII2 3.69% 12/25/34                                                                65,000              65,093
   Series 2004-RZ2 AI3 4.30% 1/25/31                                                                   30,000              29,794
Residential Asset Securities
   Series 1999-KS1 AI8 6.32% 4/25/30                                                                   90,901              90,862
   Series 1999-KS4 AI4 7.22% 6/25/28                                                                   30,570              30,921
Residential Funding Mortgage Securities II
   oSeries 2005-HI2 A1 3.60% 5/25/35                                                                   86,060              86,047
   Series 2005-HI1 A2 3.89% 8/25/34                                                                    75,000              74,515
oSaxon Asset Securities Trust Series 2005-1 A2B 3.68% 5/25/35                                          65,000              65,053
#Sharp NIM Trust Series 2003-HE1N 144A 6.90% 11/25/33                                                   4,113               4,112
#Silverleaf Finance Series 2005-A A 144A 4.857% 11/15/16                                               55,000              54,828
Structured Asset Securities
   Series 2001-SB1 A2 3.375% 8/25/31                                                                   42,051              39,256
   Series 2005-NC1 A2 3.92% 2/25/35                                                                    90,000              88,845
WFS Financial Owner Trust
   Series 2002-1 A4A 4.87% 9/20/09                                                                     30,469              30,569
   Series 2002-2 A4 4.50% 2/20/10                                                                      44,257              44,359
                                                                                                                       ----------
TOTAL NON-AGENCY ASSET-BACKED SECURITIES (COST $1,802,062)                                                              1,790,581
                                                                                                                       ==========

Non-Agency Collateralized Mortgage Obligations - 11.97%
oBanc of America Mortgage Securities
   Series 2003-D 1A2 3.428% 5/25/33                                                                     3,905               3,899
   Series 2003-I 2A4 3.828% 10/25/33                                                                   50,000              49,669
   Series 2004-A 1A1 3.486% 2/25/34                                                                    29,397              29,222
   Series 2004-E 1A1 3.528% 6/25/34                                                                    58,899              58,132
   Series 2004-G 2A6 4.657% 8/25/34                                                                    65,000              65,212
   Series 2005-F 2A3 4.742% 7/25/35                                                                    69,478              68,881
Bank of America Alternative Loan Trust
   Series 2003-10 2A1 6.00% 12/25/33                                                                   71,293              72,496
   Series 2004-2 1A1 6.00% 3/25/34                                                                     62,318              63,370
   Series 2004-10 1CB1 6.00% 11/25/34                                                                  17,704              18,028

   Bank of America Funding Series 2004-3 2A2 5.00% 9/25/19                                             55,990              55,762
oCountrywide Alternative Loan Trust Series 2004-J7 1A2 4.673% 8/25/34                                  40,000              39,969
Countrywide Home Loan Mortgage Pass Through Trust Series 2003-21 A1
   4.117% 5/25/33                                                                                      14,037              13,852
Credit Suisse First Boston Mortgage Securities
   Series 2003-29 5A1 7.00% 12/25/33                                                                   33,298              34,286
   Series 2004-1 3A1 7.00% 2/25/34                                                                     20,327              20,873
oDeutsche Mortgage Securities Series 2004-4 1A2 4.01% 4/25/34                                          39,737              39,660
First Horizon Alternative Mortgage Securities Series 2004-FA1 1A1 6.25% 10/25/34                       74,181              75,689
First Horizon Asset Securities
   Series 2003-5 1A17 8.00% 7/25/33                                                                    13,449              14,249
   oSeries 2004-AR5 4A1 5.696% 10/25/34                                                                45,285              45,959
#GSMPS Mortgage Loan Trust 144A
   Series 1998-3 A 7.75% 9/19/27                                                                       46,709              49,527
   Series 2005-RP1 1A3 8.00% 1/25/35                                                                   39,586              42,468
   Series 2005-RP1 1A4 8.50% 2/25/35                                                                   22,284              24,344
GSR Mortgage Home Loan Trust Series 2004-2F 9A1 6.00% 9/25/19                                          54,393              55,120
oMASTR Adjustable Rate Mortgages Trust Series 2003-6 1A2 2.908% 12/25/33                               70,000              69,196
MASTR Alternative Loans Trust Series 2003-9 1A1 5.50% 12/25/18                                         48,577              49,336
#MASTR Reperforming Loan Trust Series 2005-1 1A5 144A 8.00% 8/25/34                                    76,078              81,411
#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.15% 7/25/35                                      47,293              46,820
Nomura Asset Acceptance
   oSeries 2004-AP2 A2 4.099% 7/25/34                                                                  40,000              39,913
   Series 2005-WF1 2A2 4.786% 3/25/35                                                                  75,000              74,297
Residential Asset Mortgage Products
   Series 2004-SL1 A3 7.00% 11/25/31                                                                   37,592              38,549
   Series 2004-SL4 A3 6.50% 7/25/32                                                                    42,366              43,398
oStructured Adjustable Rate Mortgage Loan Trust Series 2004-18 5A 5.50% 12/25/34                       39,651              40,048
Structured Asset Securities
   Series 2004-12H 1A 6.00% 5/25/34                                                                    43,513              44,057
   oSeries 2002-22H 1A 6.994% 11/25/32                                                                 13,445              13,713
oWashington Mutual
   Series 2003-AR4 A7 3.95% 5/25/33                                                                    36,340              35,693
   Series 2003-AR9 1A7 4.059% 9/25/33                                                                  41,090              40,532
   Series 2004-AR4 A2 2.98% 6/25/34                                                                    75,000              73,664
   Series 2005-AR3 A1 4.656% 3/25/35                                                                   83,933              83,230
oWells Fargo Mortgage Backed Securities Trust
   Series 2004-DD 2A3 4.535% 1/25/35                                                                   55,000              54,641
   Series 2004-I 1A1 3.385% 7/25/34                                                                    71,709              72,224
   Series 2004-T A1 3.455% 9/25/34                                                                     53,523              53,286
                                                                                                                       ----------
TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $1,907,250)                                                  1,894,675
                                                                                                                       ==========

U.S. TREASURY OBLIGATIONS - 12.12%
U.S. Treasury Bond 5.375% 2/15/31                                                                      35,000              39,782
U.S. Treasury Inflation Index Notes
   0.875% 4/15/10                                                                                     112,881             108,472
   1.625% 1/15/15                                                                                      45,816              44,810
   &2.00% 1/15/14                                                                                     115,734             117,032
   2.00% 7/15/14                                                                                       36,097              36,498
   2.375% 1/15/25                                                                                      20,627              21,783
   3.00% 7/15/12                                                                                      108,124             116,563
U.S. Treasury Notes
   1.625% 2/28/06                                                                                      15,000              14,825
   3.625% 4/30/07                                                                                      45,000              44,722
   3.625% 6/30/07                                                                                     550,000             546,196
   3.625% 6/15/10                                                                                      70,000              68,480
   3.75% 3/31/07                                                                                      310,000             308,838
   3.75% 5/15/08                                                                                       45,000              44,648
   3.875% 5/15/10                                                                                      70,000              69,166
   3.875% 7/15/10                                                                                      50,000              49,457
   4.125% 5/15/15                                                                                     290,000             286,421
                                                                                                                       ----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $1,932,702)                                                                       1,917,693
                                                                                                                       ==========

Repurchase Agreements - 0.55%
With BNP Paribas 3.25% 8/1/05
(dated 7/29/05, to be repurchased at $51,114,
collateralized by $29,700 U.S. Treasury
Bills due 1/5/06, market value $29,226 and
$23,300 U.S. Treasury Bills due 1/19/06,
market value $22,920)                                                                                $51,100               51,100

With UBS Warburg 3.23% 8/1/05
(dated 7/29/05, to be repurchased at $35,910,
collateralized by $24,200 U.S. Treasury Notes 2.00%
due 8/31/05, market value $24,365 and $12,400
U.S. Treasury Notes 2.50% due 9/30/06, market value
$12,280)                                                                                               35,900              35,900
                                                                                                                       ----------
TOTAL REPURCHASE AGREEMENTS (COST $87,000)                                                                                 87,000
                                                                                                                       ==========


TOTAL MARKET VALUE OF SECURITIES - 99.22%
   (cost $15,864,913)                                                                                                  15,701,761
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 0.78%                                                       122,891
                                                                                                                      -----------
NET ASSETS APPLICABLE TO 1,567,837 SHARES OUTSTANDING - 100.00%                                                       $15,824,652
                                                                                                                      ===========


oVariable rate notes. The interest rate shown is the rate as of July 31, 2005. #Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note 5 in "Notes."
&Fully or partially pledged as collateral for financial futures contracts.

SUMMARY OF ABBREVIATIONS:
ARM - Adjustable Rate Mortgage
FGIC - Insured by the Financial Guaranty Insurance Company
GNMA - Government National Mortgage Association
FHAVA - Federal Housing Administration & Veterans Administration
NIM - Net Interest Margin
SLMA - Student Loan Marketing Association
TBA - To be announced
S.F. - Single Family
yr - Year


The following futures contracts were outstanding at July 31, 2005:

Futures Contracts(1)

                                         Notional                Notional                             Unrealized
Contracts to Buy                           Cost                    Value       Expiration Date       Depreciation
----------------                           ----                    -----       ---------------       ------------
1 U.S. Treasury 10 year Note             $111,350                $110,984         9/30//05           $   (366)
8 U.S. Treasury 5 year Notes              867,617                 857,625          9/30/05             (9,992)
                                                                                                     --------
                                                                                                     $(10,358)
                                                                                                     ========

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Portfolio's (as defined below) total exposure in such contracts, where only the net unrealized appreciation (depreciation) is reflected in the Portfolio's net assets.

(1)See Note 3 in "Notes."
________________________________________________________________________________
NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust -The Intermediate Fixed Income Portfolio (the "Portfolio").

SECURITY VALUATION - U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

REPURCHASE AGREEMENTS - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commision. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio's understanding of the applicable country's tax rules and rates. The Portfolio declares dividends daily from net investment income and pays such dividends monthly. The Portfolio declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At July 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2005, the cost of investments and unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes was as follows:

Cost of investments                       $15,870,851
                                          -----------
Aggregate unrealized appreciation              36,400
Aggregate unrealized depreciation            (205,490)
                                          -----------
Net unrealized depreciation               $  (169,090)
                                          ===========

For federal income tax purposes, at October 31, 2004, capital loss carryforwards of $160,084 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $133,807 expires in 2008 and $26,277 expires 2010.

3. FUTURES CONTRACTS
THE PORTFOLIO MAY INVEST IN FINANCIAL FUTURES CONTRACTS TO HEDGE THEIR EXISTING PORTFOLIO SECURITIES AGAINST FLUCTUATIONS IN FAIR VALUE CAUSED BY CHANGES IN PREVAILING MARKET INTEREST RATES. UPON ENTERING INTO A FUTURES CONTRACT, THE PORTFOLIO DEPOSITS CASH OR PLEDGES U.S. GOVERNMENT SECURITIES TO A BROKER, EQUAL TO THE MINIMUM "INITIAL MARGIN" REQUIREMENTS OF THE EXCHANGE ON WHICH THE CONTRACT IS TRADED. (IN SOME CASES, DUE TO THE FORM OF THE FUTURES AGREEMENT, INITIAL MARGIN IS HELD IN A SEGREGATED ACCOUNT WITH THE PORTFOLIO'S CUSTODIAN, RATHER THAN DIRECTLY WITH THE BROKER.) SUBSEQUENT PAYMENTS ARE RECEIVED FROM THE BROKER OR PAID TO THE BROKER (OR ADDED TO THE SEGREGATED ACCOUNT) EACH DAY, BASED ON THE DAILY FLUCTUATION IN THE MARKET VALUE OF THE CONTRACT. THESE RECEIPTS OR PAYMENTS ARE KNOWN AS "VARIATION MARGIN" AND ARE RECORDED DAILY BY THE PORTFOLIO AS UNREALIZED GAINS OR LOSSES UNTIL THE CONTRACTS ARE CLOSED. WHEN THE CONTRACTS ARE CLOSED, THE PORTFOLIO RECORDS A REALIZED GAIN OR LOSS EQUAL TO THE DIFFERENCE BETWEEN THE VALUE OF THE CONTRACT AT THE TIME IT WAS OPENED AND THE VALUE AT THE TIME IT WAS CLOSED. RISKS OF ENTERING INTO FUTURES CONTRACTS INCLUDE POTENTIAL IMPERFECT CORRELATION BETWEEN THE FUTURES CONTRACTS AND THE UNDERLYING SECURITIES AND THE POSSIBILITY OF AN ILLIQUID SECONDARY MARKET FOR THESE INSTRUMENTS. THE UNREALIZED GAIN (LOSS) IS INCLUDED IN RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES.

4. SWAP AGREEMENTS
During the period ended July 31, 2005, the Portfolio entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Portfolio will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Portfolio will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

5. CREDIT AND MARKET RISK
THE PORTFOLIO INVESTS IN FIXED-INCOME SECURITIES WHOSE VALUE IS DERIVED FROM AN UNDERLYING POOL OF MORTGAGES OR CONSUMER LOANS. INVESTORS RECEIVE PRINCIPAL AND INTEREST PAYMENTS AS THE UNDERLYING MORTGAGES AND CONSUMER LOANS ARE PAID BACK. SOME OF THESE SECURITIES ARE COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS). CMO ARE DEBT SECURITIES ISSUED BY U.S. GOVERNMENT AGENCIES OR BY FINANCIAL INSTITUTIONS AND OTHER MORTGAGE LENDERS, WHICH ARE COLLATERALIZED BY A POOL OF MORTGAGES HELD UNDER AN INDENTURE. PREPAYMENT OF MORTGAGES MAY SHORTEN THE STATED MATURITY OF THE OBLIGATIONS AND CAN RESULT IN A LOSS OF PREMIUM, IF ANY HAS BEEN PAID. CERTAIN OF THESE SECURITIES MAY BE STRIPPED (SECURITIES, WHICH PROVIDE ONLY THE PRINCIPAL OR INTEREST FEATURE OF THE UNDERLYING SECURITY). THE YIELD TO MATURITY ON AN INTEREST-ONLY CMO IS EXTREMELY SENSITIVE NOT ONLY TO CHANGES IN PREVAILING INTEREST RATES, BUT ALSO TO THE RATE OF PRINCIPAL PAYMENTS (INCLUDING PREPAYMENTS) ON THE RELATED UNDERLYING MORTGAGE ASSETS. A RAPID RATE OF PRINCIPAL PAYMENTS MAY HAVE A MATERIAL ADVERSE AFFECT ON THE PORTFOLIO'S YIELD TO MATURITY. IF THE UNDERLYING MORTGAGE ASSETS EXPERIENCE GREATER THAN ANTICIPATED PREPAYMENTS OF PRINCIPAL, THE PORTFOLIO MAY FAIL TO FULLY RECOUP ITS INITIAL INVESTMENT IN THESE SECURITIES EVEN IF THE SECURITIES ARE RATED IN THE HIGHEST RATING CATEGORIES.

The Portfoio may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At July 31, 2005, Rule 144A securities represented approximately 7.23% of total net assets. None of these securities has been determined to be illiquid under the Portfolio's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets.

SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE POOLED TRUST-THE INTERNATIONAL FIXED INCOME PORTFOLIO
--------------------------------------------------------------

July 31, 2005

                                                                                                     PRINCIPAL           MARKET
                                                                                                      AMOUNT/o/       VALUE (U.S. $)
BONDS- 95.43%
Austria - 8.62%
Oesterreichesche Kontrollbank 1.80% 3/22/10                                                     JPY  300,000,000       $ 2,838,062
Republic of Austria 5.25% 1/4/11                                                                EUR    1,100,000         1,499,292
#Republic of Austria 144A 5.50% 10/20/07                                                        EUR      900,000         1,165,705
                                                                                                                       -----------
                                                                                                                         5,503,059
                                                                                                                       -----------
Belgium - 2.39%
Kingdom of Belgium 5.75% 9/28/10                                                                EUR    1,100,000         1,526,958
                                                                                                                       -----------
                                                                                                                         1,526,958
                                                                                                                       -----------
Canada - 1.40%
Canada Government 0.70% 3/20/06                                                                 JPY  100,000,000           892,678
                                                                                                                       -----------
                                                                                                                           892,678
                                                                                                                       -----------
Finland - 4.34%
Finnish Government 5.00% 4/25/09                                                                EUR    2,100,000         2,769,773
                                                                                                                       -----------
                                                                                                                         2,769,773
                                                                                                                       -----------
France - 10.68%
Government of France
   4.00% 10/25/09                                                                               EUR    2,100,000         2,691,744
   5.00% 10/25/16                                                                               EUR    2,820,000         3,946,455
   5.50% 4/25/10                                                                                EUR      130,000           177,506
                                                                                                                       -----------
                                                                                                                         6,815,705
                                                                                                                       -----------
Germany - 15.85%
Deutschland Republic
   4.00% 2/16/07                                                                                EUR    1,000,000         1,245,003
   4.50% 1/4/13                                                                                 EUR      200,000           266,379
   5.00% 7/4/11                                                                                 EUR      410,000           556,102
   6.50% 7/4/27                                                                                 EUR      500,000           860,984
DSL Finance 5.75% 3/19/09                                                                       EUR    1,500,000         1,025,143
Kredit Fuer Wiederaufbau
   1.85% 9/20/10                                                                                JPY  260,000,000         2,467,778
   5.00% 7/4/11                                                                                 EUR    1,400,000         1,895,595
Rentenbank 1.375% 4/25/13                                                                       JPY  196,000,000         1,794,890
                                                                                                                       -----------
                                                                                                                        10,111,874
                                                                                                                       -----------
Greece - 3.75%
Hellenic Republic 4.60% 5/20/13                                                                 EUR    1,800,000         2,391,402
                                                                                                                       -----------
                                                                                                                         2,391,402
                                                                                                                       -----------
Ireland - 1.51%
Republic of Ireland 5.00% 4/18/13                                                              EUR       700,000           962,962
                                                                                                                       -----------
                                                                                                                           962,962
                                                                                                                       -----------
Italy - 6.05%
Republic of Italy
   0.375% 10/10/06                                                                              JPY  200,000,000         1,785,798
   0.65% 3/20/09                                                                                JPY  230,000,000         2,074,959
                                                                                                                       -----------
                                                                                                                         3,860,757
                                                                                                                       -----------
Japan - 6.53%
Development Bank of Japan
   1.40% 6/20/12                                                                               JPY   130,000,000         1,201,079
   1.75% 6/21/10                                                                                JPY  285,000,000         2,689,223
Japan Finance Corporation for Municipal Enterprises 1.55% 2/21/12                               JPY   30,000,000           280,201
                                                                                                                       -----------
                                                                                                                         4,170,503
                                                                                                                       -----------
Netherlands - 5.03%
Netherlands Government
   5.75% 2/15/07                                                                                EUR      300,000           383,239
   7.50% 1/15/23                                                                                EUR    1,550,000         2,826,182
                                                                                                                       -----------
                                                                                                                         3,209,421
                                                                                                                       -----------
Poland - 4.71%
Poland Government
   5.00% 10/24/13                                                                               PLZ    6,900,000         2,069,528
   6.00% 11/24/09                                                                               PLZ    1,600,000           498,370
   6.25% 10/24/15                                                                               PLZ    1,330,000           439,140
                                                                                                                       -----------
                                                                                                                         3,007,038
                                                                                                                       -----------

Spain - 3.89%
Kingdom of Spain 3.10% 9/20/06                                                                  JPY  270,000,000         2,484,624
                                                                                                                       -----------
                                                                                                                         2,484,624
                                                                                                                       -----------
Supranational - 9.68%
European Investment Bank 2.125% 9/20/07                                                         JPY   90,000,000           835,099
Inter-American Development Bank 1.90% 7/8/09                                                    JPY  300,000,000         2,839,090
International Bank for Reconstruction & Development 2.00% 2/18/08                               JPY  270,000,000         2,504,642
                                                                                                                       -----------
                                                                                                                         6,178,831
                                                                                                                       -----------
Sweden - 9.65%
Swedish Government
   5.00% 1/28/09                                                                                SEK    6,200,000           869,488
   5.50% 10/8/12                                                                                SEK   17,000,000         2,562,956
   6.75% 5/5/14                                                                                 SEK   16,400,000         2,723,423
                                                                                                                       -----------
                                                                                                                         6,155,867
                                                                                                                       -----------
United Kingdom - 0.09%
oSL Finance 6.375% 7/12/22                                                                      EUR       40,000            55,774
                                                                                                                       -----------
                                                                                                                            55,774
                                                                                                                       -----------
United States - 1.26%
KFW International Finance 1.75% 3/23/10                                                         JPY   85,000,000           802,038
                                                                                                                       -----------
                                                                                                                           802,038
                                                                                                                       -----------
TOTAL BONDS (COST $59,604,507)                                                                                          60,899,264
                                                                                                                       ===========

REPURCHASE AGREEMENTS- 2.82%
With BNP Paribas 3.25% 8/1/05
(dated 7/29/05, to be repurchased at $1,056,286,
collateralized by $613,000 U.S. Treasury
Bills due 1/5/06, market value $603,997 and
$482,000 U.S. Treasury Bills due 1/19/06,
market value $473,685)                                                                          USD    1,056,000         1,056,000

With UBS Warburg 3.23% 8/1/05
(dated 7/29/05, to be repurchased at $742,200,
collateralized by $500,000 U.S. Treasury Notes 2.00%
due 8/31/05, market value $503,534 and $256,000
U.S. Treasury Notes 2.50% due 9/30/06, market value
$253,791)                                                                                                742,000           742,000
                                                                                                                       -----------
TOTAL REPURCHASE AGREEMENTS (COST $1,798,000)                                                                            1,798,000
                                                                                                                       ===========


TOTAL MARKET VALUE OF SECURITIES - 98.25%
   (cost $61,402,507)                                                                                                   62,697,264
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 1.75%                                                      1,118,278
                                                                                                                       ===========
NET ASSETS APPLICABLE TO 5,546,394 SHARES OUTSTANDING - 100.00%                                                        $63,815,542
                                                                                                                       ===========

/o/Principal amount shown is stated in the currency in which each foreign bond is denominated.
EUR - European Monetary Unit
JPY - Japanese Yen
PLZ - Polish Zloty
SEK - Swedish Krona
USD - U.S. Dollar

#Security exempt from registration under Rule 144A of the Securities Act of
 1933. See Note 4 in "Notes."
oVariable rate note. The interest rate shown is the rate as of July 31, 2005.

________________________________________________________________________________

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust-The International Fixed Income Portfolio (the "Portfolio").

SECURITY VALUATION - Securities listed on a foreign exchange are valued at the last quoted sales price before the Portfolio is valued. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

REPURCHASE AGREEMENTS - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSACTIONS - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the Funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At July 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2005, the cost of investments and unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes was as follows:

Cost of investments                    $61,402,507
                                       -----------
Aggregate unrealized appreciation        2,805,829
Aggregate unrealized depreciation       (1,511,072)
                                       -----------
Net unrealized appreciation            $ 1,294,757
                                       -----------

For federal income tax purposes, at October 31, 2004, capital loss carryforwards of $2,167,443 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,272,208 expires in 2008 and $895,235 expires in 2009.

3. FOREIGN EXCHANGE CONTRACTS
The Portfolio may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that they have agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S dollar value of securities they already own that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. CREDIT AND MARKET RISK
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.


The Portfolio may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At July 31, 2005, Rule 144A securities represented approximately 1.83% of total net assets. None of the securities have been determined to be illiquid under the Portfolio's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets.

SCHEDULE OF INVESTMENTS (Unaudited)


DELAWARE POOLED TRUST-THE INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------

July 31, 2005

                                                                                                      NUMBER OF          MARKET
                                                                                                       SHARES         VALUE (U.S.$)
 COMMON STOCK - 98.52%?
 Australia - 10.84%
*Amcor                                                                                                 4,380,292      $ 23,142,323
Coles Myer                                                                                             3,733,516        26,583,872
Foster's Group                                                                                        11,479,198        47,304,517
*National Australia Bank                                                                               2,171,897        51,331,669
Telstra                                                                                               10,539,420        40,365,109
Wesfarmers                                                                                                71,079         2,139,672
                                                                                                                      ------------
                                                                                                                       190,867,162
                                                                                                                      ------------
Belgium - 3.35%
*Electrabel                                                                                               46,959        21,352,733
Fortis                                                                                                 1,290,972        37,672,187
                                                                                                                      ------------
                                                                                                                        59,024,920
                                                                                                                      ------------
Finland - 1.53%
UPM-Kymmene                                                                                            1,394,156        26,992,002
                                                                                                                      ------------
                                                                                                                        26,992,002
                                                                                                                      ------------
France - 7.53%
*Compagnie de Saint-Gobain                                                                               600,162        36,007,942
*Societe Generale                                                                                        382,809        41,778,500
Total                                                                                                    218,950        54,753,182
                                                                                                                      ------------
                                                                                                                       132,539,624
                                                                                                                      ------------
Germany - 7.12%
Bayer                                                                                                  1,063,900        37,954,301
*+Bayerische Hypo-Und Vereinsbank                                                                      1,036,471        27,128,526
RWE                                                                                                      904,637        60,336,258
                                                                                                                      ------------
                                                                                                                       125,419,085
                                                                                                                      ------------
Hong Kong - 3.10%
HongKong Electric                                                                                      5,438,400        25,822,850
Wharf Holdings                                                                                         7,671,013        28,736,700
                                                                                                                      ------------
                                                                                                                        54,559,550
                                                                                                                      ------------
Italy - 3.34%
Banca Intesa                                                                                          12,114,809        58,820,808
                                                                                                                      ------------
                                                                                                                        58,820,808
                                                                                                                      ------------
Japan - 15.48%
Canon                                                                                                    874,500        42,996,264
*Eisai                                                                                                   309,500        10,524,735
*Hitachi                                                                                               3,346,000        20,304,311
KDDI                                                                                                       7,344        35,393,550
*Matsushita Electric Industrial                                                                        1,982,000        32,101,486
Millea Holdings                                                                                            1,246        16,277,716
Takeda Pharmaceutical                                                                                  1,050,300        53,636,842
Toyota Motor                                                                                           1,333,000        50,372,734
West Japan Railway                                                                                         3,276        10,949,328
Yokohama Reito                                                                                             1,000             7,633
                                                                                                                      ------------
                                                                                                                       272,564,599
                                                                                                                      ------------
Netherlands - 4.68%
*ING Groep                                                                                             1,640,700        49,592,927
*Reed Elsevier                                                                                         2,415,096        32,868,469
                                                                                                                      ------------
                                                                                                                        82,461,396
                                                                                                                      ------------
New Zealand - 2.00%
*Telecom Corporation of New Zealand                                                                    8,204,443        35,123,181
                                                                                                                      ------------
                                                                                                                        35,123,181
                                                                                                                      ------------
Republic of Korea - 1.38%
POSCO ADR                                                                                                484,881        24,195,562
                                                                                                                      ------------
                                                                                                                        24,195,562
                                                                                                                      ------------
Singapore - 2.19%
Jardine Matheson Holdings                                                                                867,215        15,855,986
Oversea-Chinese Banking                                                                                2,933,600        22,696,191
                                                                                                                      ------------
                                                                                                                        38,552,177
                                                                                                                      ------------

South Africa - 1.39%
Sasol                                                                                                    817,218        24,451,765
                                                                                                                     -------------
                                                                                                                        24,451,765
                                                                                                                     -------------
Spain - 7.88%
*Banco Santander Central Hispanoamericano                                                              2,888,396        35,674,909
*Iberdrola                                                                                             1,563,697        39,753,897
*Telefonica                                                                                            3,770,597        63,359,015
                                                                                                                     -------------
                                                                                                                       138,787,821
                                                                                                                     -------------
Taiwan - 0.02%
Chunghwa Telecom ADR                                                                                      16,000           344,160
                                                                                                                     -------------
                                                                                                                           344,160
                                                                                                                     -------------
United Kingdom - 26.69%
Aviva                                                                                                  1,597,579        18,312,344
BG Group                                                                                               5,883,495        48,653,609
BOC Group                                                                                              1,214,912        23,048,561
Boots                                                                                                  3,290,355        34,982,280
BP Amoco                                                                                               3,527,167        38,824,171
Brambles Industries                                                                                    4,236,439        23,278,574
GKN                                                                                                    3,537,455        16,490,194
GlaxoSmithKline                                                                                        2,563,214        60,320,530
HBOS                                                                                                   2,657,057        40,289,468
Intercontinental Hotels Group                                                                            627,915         7,990,272
Lloyds TSB Group                                                                                       4,945,963        41,811,171
Rio Tinto                                                                                              1,056,049        35,044,304
*+Royal Dutch Shell Class A                                                                            1,670,722        51,370,912
Unilever                                                                                               3,035,295        29,396,410
                                                                                                                     -------------
                                                                                                                       469,812,800
                                                                                                                     -------------
TOTAL COMMON STOCK (cost $1,396,196,503)                                                                             1,734,516,612
                                                                                                                     =============

                                                                                                       PRINCIPAL
                                                                                                        AMOUNT

REPURCHASE AGREEMENTS - 1.20%
With BNP Paribas 3.25% 8/1/05
(dated 7/29/05, to be repurchased at $12,426,365,
collateralized by $7,212,000 U.S. Treasury
Bills due 1/5/06, market value $7,104,183 and
$5,665,000 U.S. Treasury Bills due 1/19/06,
market value $5,571,461)                                                                             $12,423,000        12,423,000

With UBS Warburg 3.23% 8/1/05
(dated 7/29/05, to be repurchased at $8,727,348,
collateralized by $5,881,000 U.S. Treasury Notes 2.00%
due 8/31/05, market value $5,922,544 and $3,009,000
U.S. Treasury Notes 2.50% due 9/30/06, market value
$2,985,082)                                                                                            8,725,000         8,725,000
                                                                                                                     -------------
TOTAL REPURCHASE AGREEMENTS (cost $21,148,000)                                                                          21,148,000
                                                                                                                     =============


TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING COLLATERAL - 99.72%
   (cost $1,417,344,503)                                                                                             1,755,664,612


SECURITIES LENDING COLLATERAL** - 18.14%
Short-Term Investments
Abbey National 3.59% 1/13/06                                                                           6,501,200         6,503,612
Australia New Zealand 3.44% 8/29/06                                                                    8,786,267         8,786,267
Bank of New York
   3.29% 10/28/05                                                                                      4,393,222         4,393,200
   3.32% 4/4/06                                                                                        7,030,377         7,029,013
Bank of the West 3.32% 3/2/06                                                                          8,786,891         8,786,267
Bayerische Landesbank 3.45% 8/25/06                                                                    8,783,948         8,786,267
Bear Stearns
    3.40% 1/30/06                                                                                      9,664,894         9,664,894
    3.60% 1/17/06                                                                                      1,757,257         1,757,851
Beta Finance 3.33% 4/18/06                                                                             8,786,187         8,785,607
Calyon 3.77% 12/30/05                                                                                  6,179,573         6,172,308
CDC Financial Products 3.41% 8/29/05                                                                  11,422,147        11,422,147
Citigroup Global Markets
    3.35% 8/1/05                                                                                      67,454,365        67,454,365
    3.38% 8/5/05                                                                                      11,422,147        11,422,147

Credit Swiss First Boston New York
    3.38% 4/18/06                                                                                      9,490,468         9,489,168
    3.49% 12/29/05                                                                                     1,845,196         1,845,188
Deutsche Bank London 3.76% 12/27/05                                                                    2,636,205         2,636,207
Goldman Sachs 3.45% 7/31//06                                                                           9,664,893         9,664,893
Lehman Holdings 3.39% 12/23/05                                                                         8,786,690         8,791,531
Marshall & Ilsley Bank 3.44% 12/29/05                                                                  8,788,728         8,786,531
Merrill Lynch Mortgage Capital 3.41% 8/12/05                                                          11,422,147        11,422,147
Morgan Stanley
   3.49% 7/31/06                                                                                       9,664,893         9,664,893
   3.51% 8/15/05                                                                                       1,757,218         1,757,253
National City Bank 3.31% 1/23/06                                                                      10,016,715        10,016,705
Nordea Bank Norge ASA 3.37% 8/29/06                                                                    8,787,541         8,786,267
Pfizer 3.30% 8/29/06                                                                                   8,434,580         8,434,816
Proctor & Gamble 3.34% 8/29/06                                                                         8,786,425         8,786,267
Royal Bank of Scotland 3.40% 8/29/06                                                                   8,787,031         8,786,267
Sigma Finance
   3.31% 9/30/05                                                                                       8,257,889         8,258,575
   3.33% 3/16/06                                                                                       2,640,456         2,640,752
Sun Trust Bank 3.34% 8/5/05                                                                            4,392,897         4,392,892
Wal-Mart Funding 3.33% 8/22/05                                                                         7,878,055         7,862,562
Washington Mutual Bank 3.49% 9/19/05                                                                   8,786,353         8,786,267
Wells Fargo 3.36% 8/29/06                                                                              8,784,124         8,786,267
Wilmington Trust Company 3.25% 8/9/05                                                                  8,786,492         8,786,340
                                                                                                                    --------------
TOTAL SECURITIES LENDING COLLATERAL (cost $319,345,733)                                                                319,345,733
                                                                                                                    ==============

TOTAL MARKET VALUE OF SECURITIES - 117.86%                                                                           2,075,010,345o
   (cost $1,736,690,236)
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL** - (18.14%)                                                       (319,345,733)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 0.28%                                                      4,876,563
                                                                                                                    ==============
NET ASSETS APPLICABLE TO 88,472,820 SHARES OUTSTANDING - 100.00%                                                    $1,760,541,175
                                                                                                                    ==============


+Non-income producing security for the period ended July 31, 2005. ?Securities have been classified by country of origin.
*Fully or partially on loan.
**See note 4 in "Notes."
oIncludes $306,621,182 of securities loaned.

ADR - American Depositary Receipts

The following foreign currency exchange contracts were outstanding at July 31, 2005:

FOREIGN CURRENCY EXCHANGE CONTRACTS(1)

                                                                                                             UNREALIZED
                                                                 VALUE OF CONTRACT                          APPRECIATION
CONTRACTS TO RECEIVE (DELIVER)             IN EXCHANGE FOR           AT 7/31/05      SETTLEMENT DATE       (DEPRECIATION)
------------------------------             ---------------       -----------------   ---------------       --------------
(53,878,500) British Pounds                US$   93,628,441        $(94,497,712)        10/31/05             $(869,271)
84,932,354 Japanese Yen                    US$     (755,357)            755,385          8/02/05                    28
                                                                                                             ---------
                                                                                                             $(869,243)
                                                                                                             =========

(1)See Note 3 in "Notes."
________________________________________________________________________________

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust -The International Equity Portfolio (the "Portfolio").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before each Portfolio is valued. Short term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

REPURCHASE AGREEMENTS - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by each Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSACTIONS - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments, which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio's understanding of the applicable country's tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At July 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2005, the cost of investments and unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes was as follows:

Cost of investments                  $1,418,842,183
                                     --------------
Aggregate unrealized appreciation       346,582,138
Aggregate unrealized depreciation        (9,759,709)
                                     --------------
Net unrealized appreciation          $  336,822,429
                                     --------------

3. FOREIGN EXCHANGE CONTRACTS
The Portfolio may enter into forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. SECURITIES LENDING
The Portfolio, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Portfolio records security lending income net of such allocation.

At July 31, 2005, the market value of securities on loan was $306,621,182, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Security Lending Collateral."

5. CREDIT AND MARKET RISK
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 10% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At July 31, 2005, there were no Rule 144A securities. None of the securities have been determined to be illiquid under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to the investment advisor the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets.

SCHEDULE OF INVESTMENTS (Unaudited)


DELAWARE POOLED TRUST-THE LABOR SELECT INTERNATIONAL EQUITY PORTFOLIO
---------------------------------------------------------------------

July 31, 2005

                                                                                                       NUMBER OF      MARKET
                                                                                                        SHARES     VALUE (U.S.$)
COMMON STOCK - 93.77%?
Australia - 10.75%
Amcor                                                                                                  1,615,588    $ 8,535,609
Coles Myer                                                                                             1,357,381      9,665,003
Foster's Group                                                                                         3,978,377     16,394,455
National Australia Bank                                                                                  732,893     17,321,549
Telstra                                                                                                3,646,214     13,964,699
Wesfarmers                                                                                                21,688        652,868
                                                                                                                    -----------
                                                                                                                     66,534,183
                                                                                                                    -----------
Belgium - 3.84%
*Electrabel                                                                                               24,070     10,944,873
Fortis                                                                                                   440,160     12,844,422
                                                                                                                    -----------
                                                                                                                     23,789,295
                                                                                                                    -----------
Finland - 1.48%
UPM-Kymmene                                                                                              471,752      9,133,505
                                                                                                                    -----------
                                                                                                                      9,133,505
                                                                                                                    -----------
France - 5.95%
*Societe Generale                                                                                        199,294     21,750,284
*Total                                                                                                    60,220     15,059,313
                                                                                                                    -----------
                                                                                                                     36,809,597
                                                                                                                    -----------
Germany - 8.97%
Bayer                                                                                                    418,660     14,935,565
+Bayerische Hypo-Und Vereinsbank                                                                         646,301     16,916,241
RWE                                                                                                      354,788     23,663,172
                                                                                                                    -----------
                                                                                                                     55,514,978
                                                                                                                    -----------
Hong Kong - 2.71%
HongKong Electric                                                                                      2,060,000      9,781,382
Wharf Holdings                                                                                         1,871,000      7,009,031
                                                                                                                    -----------
                                                                                                                     16,790,413
                                                                                                                    -----------
Italy - 3.52%
Banca Intesa                                                                                           4,489,611     21,798,325
                                                                                                                    -----------
                                                                                                                     21,798,325
                                                                                                                    -----------
Japan - 12.06%
Canon                                                                                                    293,200     14,415,671
*Eisai                                                                                                    93,600      3,182,925
KDDI                                                                                                       2,509     12,091,832
*Matsushita Electric Industrial                                                                          783,000     12,681,868
Millea Holdings                                                                                              517      6,754,077
Takeda Pharmaceutical                                                                                    400,200     20,437,460
West Japan Railway                                                                                         1,505      5,030,140
Yokohama Reito                                                                                             4,000         30,531
                                                                                                                    -----------
                                                                                                                     74,624,504
                                                                                                                    -----------
Netherlands - 5.10%
*ING Groep                                                                                               621,163     18,775,699
*Reed Elsevier                                                                                           940,523     12,800,134
                                                                                                                    -----------
                                                                                                                     31,575,833
                                                                                                                    -----------
New Zealand - 1.86%
*Telecom Corporation of New Zealand                                                                    2,682,511     11,483,817
                                                                                                                    -----------
                                                                                                                     11,483,817
                                                                                                                    -----------
Spain - 8.23%
*Banco Santander Central Hispanoamericano                                                              1,251,152     15,453,121
*Iberdrola                                                                                               796,824     20,257,671
*Telefonica                                                                                              907,556     15,250,066
                                                                                                                    -----------
                                                                                                                     50,960,858
                                                                                                                    -----------
United Kingdom - 29.30%
Aviva                                                                                                    541,425      6,206,116
BG Group                                                                                               2,614,889     21,623,846
BHP Billiton                                                                                             495,282      7,037,177
BOC Group                                                                                                443,504      8,413,884
Boots                                                                                                  1,333,466     14,177,097
BP Amoco                                                                                               1,229,619     13,534,641
Brambles Industries                                                                                    2,441,008     13,412,960

GKN                                                                                                    1,535,554      7,158,136
GlaxoSmithKline                                                                                          825,453     19,425,519
HBOS                                                                                                   1,150,565     17,446,239
Intercontinental Hotels Group                                                                            209,324      2,663,666
Lloyds TSB Group                                                                                       1,678,246     14,187,213
Northern Foods                                                                                         2,897,768      7,824,734
*+Royal Dutch Shell Class A                                                                              582,548     17,912,030
Unilever                                                                                               1,057,345     10,240,239
                                                                                                                    -----------
                                                                                                                    181,263,497
                                                                                                                    -----------
TOTAL COMMON STOCK (cost $465,967,696)                                                                              580,278,805
                                                                                                                    ===========
                                                                                                     PRINCIPAL
                                                                                                     AMOUNT
REPURCHASE AGREEMENTS - 3.65%
With BNP Paribas 3.25% 8/1/05
(dated 7/29/05, to be repurchased at $13,272,594,
collateralized by $7,704,000 U.S. Treasury
Bills due 1/5/06, market value $7,588,253 and
$6,051,000 U.S. Treasury Bills due 1/19/06,
market value $5,951,094)                                                                             $13,269,000     13,269,000

With UBS Warburg 3.23% 8/1/05
(dated 7/29/05, to be repurchased at $9,322,509,
collateralized by $6,281,000 U.S. Treasury Notes 2.00%
due 8/31/05, market value $6,326,099 and $3,214,000
U.S. Treasury Notes 2.50% due 9/30/06, market value
$3,188,482)                                                                                            9,320,000      9,320,000
                                                                                                                    -----------
TOTAL REPURCHASE AGREEMENTS (cost $22,589,000)                                                                       22,589,000
                                                                                                                    ===========

TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING COLLATERAL - 97.42%
   (cost $488,556,696)                                                                                              602,867,805
                                                                                                                    ===========

SECURITIES LENDING COLLATERAL** - 19.21%
Short-Term Investments
Abbey National 3.59% 1/13/06                                                                           2,420,127      2,421,025
Australia New Zealand 3.44% 8/29/06                                                                    3,270,763      3,270,763
Bank of New York
   3.29% 10/28/05                                                                                      1,635,414      1,635,406
   3.32% 4/4/06                                                                                        2,617,118      2,616,610
Bank of the West 3.32% 3/2/06                                                                          3,270,995      3,270,763
Bayerische Landesbank 3.45% 8/25/06                                                                    3,269,900      3,270,763
Bear Stearns
    3.40% 1/30/06                                                                                      3,597,839      3,597,839
    3.60% 1/17/06                                                                                        654,154        654,375
Beta Finance 3.33% 4/18/06                                                                             3,270,733      3,270,517
Calyon 3.77% 12/30/05                                                                                  2,300,399      2,297,694
CDC Financial Product 3.41% 8/29/05                                                                    4,251,992      4,251,992
Citigroup Global Markets
    3.35% 8/1/05                                                                                      25,110,464     25,110,464
    3.38% 8/5/05                                                                                       4,251,992      4,251,992
Credit Swiss First Boston New York
    3.38% 4/18/06                                                                                      3,532,908      3,532,424
    3.49% 12/29/05                                                                                       686,890        686,887
Deutsche Bank London 3.76% 12/27/05                                                                      981,350        981,351
Goldman Sachs 3.45% 7/31//06                                                                           3,597,839      3,597,839
Lehman Holdings 3.39% 12/23/05                                                                         3,270,920      3,272,723
Marshall & Ilsley Bank 3.44% 12/29/05                                                                  3,271,679      3,270,861
Merrill Lynch Mortgage Capital 3.41% 8/12/05                                                           4,251,992      4,251,992
Morgan Stanley
   3.49% 7/31/06                                                                                       3,597,839      3,597,839
   3.51% 8/15/05                                                                                         654,140        654,153
National City Bank 3.31% 1/23/06                                                                       3,728,808      3,728,804
Nordea Bank Norge ASA 3.37% 8/29/06                                                                    3,271,237      3,270,763
Pfizer 3.30% 8/29/06                                                                                   3,139,844      3,139,932
Proctor & Gamble 3.34% 8/29/06                                                                         3,270,822      3,270,763
Royal Bank of Scotland 3.40% 8/29/06                                                                   3,271,047      3,270,763
Sigma Finance
   3.31% 9/30/05                                                                                       3,074,070      3,074,325
   3.33% 3/16/06                                                                                         982,932        983,042
Sun Trust Bank 3.34% 8/5/05                                                                            1,635,293      1,635,292
Wal-Mart Funding 3.33% 8/22/05                                                                         2,932,673      2,926,906
Washington Mutual Bank 3.49% 9/19/05                                                                   3,270,795      3,270,763
Wells Fargo 3.36% 8/29/06                                                                              3,269,965      3,270,763

Wilmington Trust Company 3.25% 8/9/05                                                                  3,270,847      3,270,790
                                                                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL (cost $118,879,178)                                                             118,879,178
                                                                                                                  =============

TOTAL MARKET VALUE OF SECURITIES - 116.63% (cost $607,435,874)                                                      721,746,983o
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL** - (19.21%)                                                    (118,879,178)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 2.58%                                                  15,975,188
                                                                                                                  =============
NET ASSETS APPLICABLE TO 36,002,999 SHARES OUTSTANDING - 100.00%                                                  $ 618,842,993
                                                                                                                  =============

+Non-income producing security for the period ended July 31, 2005. ?Securities have been classified by country of origin.
*Fully or partially on loan.
**See Note 4 in "Notes."
oIncludes $114,043,001 of securities loaned.

The following forward foreign currency exchange contracts were outstanding at July 31, 2005:

FOREIGN CURRENCY EXCHANGE CONTRACTS(1)

                                                                                                               UNREALIZED
                                                                     VALUE OF CONTRACT                        APPRECIATION
CONTRACTS TO RECEIVE (DELIVER)                 IN EXCHANGE FOR           AT 7/31/05      SETTLEMENT DATE     (DEPRECIATION)
------------------------------                 ---------------       -----------------   ---------------     --------------
(30,503,000) British Pounds                   US$   52,910,504          $(53,499,331)       10/31/05          $(588,827)
29,315,436 Japanese Yen                       US$     (260,721)              260,730         8/02/05                  9
                                                                                                              ---------
                                                                                                              $(588,818)
                                                                                                              ==========

(1)See Note 3 in "Notes."
________________________________________________________________________________

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust -The Labor Select International Equity Portfolio (the "Portfolio").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Portfolio is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

REPURCHASE AGREEMENTS - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSACTIONS - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments, which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio's understanding of the applicable country's tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At July 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2005, the cost of investments and unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes was as follows:

Cost of investments                     $488,556,696
                                        ------------
Aggregate unrealized appreciation        115,689,580
Aggregate unrealized depreciation         (1,378,471)
                                        ------------
Net unrealized appreciation             $114,311,109
                                        ------------

3. FOREIGN EXCHANGE CONTRACTS
The Portfolio may enter into forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in receivables and other assets net of liabilities.

4.  SECURITIES LENDING
The Portfolio, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Portfolio records security lending income net of such allocation.

At July 31, 2005, the market value of securities on loan was $114,043,001, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

5. CREDIT AND MARKET RISK
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At July 31, 2005, there were no Rule 144A securities. None of the securities have been determined to illiquid under the Portfolio's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to the investment advisor the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets.

SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE POOLED TRUST - THE LARGE-CAP VALUE EQUITY PORTFOLIO
------------------------------------------------------------

July 31, 2005

                                                     NUMBER OF         MARKET
                                                      SHARES           VALUE
COMMON STOCK - 99.20%
Basic Materials - 6.57%
Air Products & Chemicals                                3,400        $  203,184
Dow Chemical                                            4,400           210,980
duPont (E.I.) deNemours                                 3,400           145,112
International Paper                                     3,075            97,170
                                                                     ----------
                                                                        656,446
                                                                     ----------
Capital Goods - 8.53%
Avery Dennison                                          1,800           102,006
Caterpillar                                             1,900           102,429
General Electric                                       10,000           345,000
Goodrich                                                2,400           106,176
Honeywell International                                 2,500            98,200
Pitney Bowes                                            2,200            98,076
                                                                     ----------
                                                                        851,887
                                                                     ----------
Communication Services - 4.36%
ALLTEL                                                  3,600           239,400
BCE                                                     8,100           195,696
                                                                     ----------
                                                                        435,096
                                                                     ----------
Consumer Cyclical - 7.57%
ARAMARK Class B                                         4,000           111,360
Knight-Ridder                                           2,600           162,656
McDonald's                                              6,000           187,020
NIKE Class B                                            1,400           117,320
Wal-Mart Stores                                         3,600           177,660
                                                                     ----------
                                                                        756,016
                                                                     ----------
Consumer Growth - 18.17%
CIGNA                                                   1,400           149,450
Clorox                                                  1,400            78,190
Disney (Walt)                                           4,900           125,636
+Energizer Holdings                                     1,600           102,240
Gillette                                                  900            48,303
GlaxoSmithKline ADR                                     4,000           189,760
Pfizer                                                 14,800           392,200
Procter & Gamble                                        2,700           150,201
Viacom Class B                                          6,900           231,081
Westwood One                                            5,200           105,924
Wyeth                                                   5,300           242,475
                                                                     ----------
                                                                      1,815,460
                                                                     ----------
Consumer Staples - 3.41%
Anheuser-Busch                                          4,000           177,400
PepsiCo                                                 3,000           163,590
                                                                     ----------
                                                                        340,990
                                                                     ----------
Energy - 7.95%
BP ADR                                                  2,100           138,348
Chevron                                                 3,200           185,632
Exxon Mobil                                             3,708           217,845
Marathon Oil                                            2,600           151,736
Murphy Oil                                              1,900           100,776
                                                                     ----------
                                                                        794,337
                                                                     ----------
Finance-Banks - 15.37%
Bank of America                                         8,530           371,908
Bank of New York                                        6,000           184,680
Citigroup                                               8,500           369,750
JPMorgan Chase                                          6,952           244,293
Mellon Financial                                        3,600           109,656
U.S. Bancorp                                            8,503           255,600
                                                                     ----------
                                                                      1,535,887
                                                                     ----------
Finance-Other - 15.39%
American Express                                        3,700           203,500

MBNA                                                      8,100         203,796
Merrill Lynch                                             5,500         323,290
Morgan Stanley                                            7,000         371,350
PMI Group                                                 3,800         155,610
Progressive                                               1,000          99,690
Prudential Financial                                      2,700         180,630
                                                                     ----------
                                                                      1,537,866
                                                                     ----------
Technology - 9.02%
+Cisco Systems                                            9,700         185,755
Intel                                                     7,200         195,408
Microsoft                                                 8,600         220,246
National Semiconductor                                    7,800         192,738
+Oracle                                                   7,900         107,282
                                                                     ----------
                                                                        901,429
                                                                     ----------
Utilities - 2.86%
Dominion Resources                                        1,300          96,018
Exelon                                                    1,600          85,632
FPL Group                                                 2,400         103,488
                                                                     ----------
                                                                        285,138
                                                                     ----------
TOTAL COMMON STOCK (COST $9,212,014)                                  9,910,552
                                                                     ==========

                                                      PRINCIPAL
                                                        AMOUNT
REPURCHASE AGREEMENTS - 0.83%
With BNP Paribas 3.25% 8/1/05
(dated 7/29/05, to be repurchased at $48,773,
collateralized by $28,310 U.S. Treasury
Bills due 1/5/06, market value $27,882 and
$22,230 U.S. Treasury Bills due 1/19/06,
market value $21,866)                                   $48,760          48,760

With UBS Warburg 3.23% 8/1/05
(dated 7/29/05, to be repurchased at $34,249,
collateralized by $23,080 U.S. Treasury Notes 2.00%
due 8/31/05, market value $23,244 and $11,810
U.S. Treasury Notes 2.50% due 9/30/06, market value
$11,716)                                                 34,240          34,240
                                                                     ----------
TOTAL REPURCHASE AGREEMENTS (COST $83,000)                               83,000
                                                                     ==========


TOTAL MARKET VALUE OF SECURITIES - 100.03%
   (cost $9,295,014)                                                  9,993,552
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS -
 (SEE NOTES) (0.03%)                                                     (2,596)
                                                                     ----------
NET ASSETS APPLICABLE TO 569,022 SHARES OUTSTANDING - 100.00%        $9,990,956
                                                                     ==========

+Non-income producing security for the period ended July 31, 2005.

ADR - American Depositary Receipts
________________________________________________________________________________

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - The Large-Cap Value Equity Portfolio (the "Portfolio").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes has been made in the financial statements.

REPURCHASE AGREEMENTS - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. The Portfolio declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At July 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2005, the cost of investments and unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes was as follows:

Cost of investments                         $9,444,662
                                            ----------
Aggregate unrealized appreciation              873,237
Aggregate unrealized depreciation             (324,347)
                                            ----------
Net unrealized appreciation                 $  548,890
                                            ==========

For federal income tax purposes, at October 31, 2004, capital loss carryforwards of $2,995,418 may be carried forward and applied against future capital gains. These capital loss carryforwards expire in 2011.


3. CREDIT AND MARKET RISK
The Portfolio may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At July 31, 2005, there were no Rule 144A securities. None of the securities have been determined to be illiquid under the Portfolio's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets.

SCHEDULE OF INVESTMENTS (UNAUDITED)


DELAWARE POOLED TRUST  - THE MID-CAP GROWTH EQUITY PORTFOLIO

July 31, 2005
                                                       NUMBER OF        MARKET
                                                        SHARES          VALUE
COMMON STOCK - 91.24%
Basic Industry/Capital Goods - 6.58%
Allegheny Technologies                                    8,200      $  238,374
Graco                                                     7,400         282,902
+Mettler-Toledo International                             7,600         399,000
Rowan                                                    11,600         396,256
                                                                     ----------
                                                                      1,316,532
                                                                     ----------
Business Services - 11.63%
Certegy                                                  10,300         356,586
+Dun & Bradstreet                                         4,200         265,986
Expeditors International Washington                       7,100         390,855
+Fisher Scientific International                          6,200         415,710
National Financial Partners                               8,300         375,575
Robert Half International                                15,400         521,906
                                                                     ----------
                                                                      2,326,618
                                                                     ----------
Consumer Durables - 2.11%
Centex                                                    5,700         421,686
                                                                     ----------
                                                                        421,686
                                                                     ----------
Consumer Non-Durables - 15.56%
American Eagle Outfitters                                 6,100         200,995
Dollar General                                            9,500         193,040
Michaels Stores                                           8,300         340,300
Nordstrom                                                21,400         792,014
Staples                                                  21,000         478,170
+Starbucks                                                6,200         325,810
+Urban Outfitters                                         7,800         473,538
+Williams-Sonoma                                          7,000         309,120
                                                                     ----------
                                                                      3,112,987
                                                                     ----------
Consumer Services - 8.57%
+Cheesecake Factory                                       5,400         193,104
+Getty Images                                               800          64,600
Marriott International Class A                            8,200         561,454
Royal Caribbean Cruises                                   4,200         190,890
Starwood Hotels & Resorts Worldwide                       9,600         607,872
+XM Satellite Radio Holdings Class A                      2,700          96,201
                                                                     ----------
                                                                      1,714,121
                                                                     ----------
Financials - 9.38%
+Affiliated Managers Group                                4,600         327,980
Lehman Brothers Holdings                                  3,700         388,981
PartnerRe                                                 4,600         298,172
Sovereign Bancorp                                        23,700         568,563
UnumProvident                                            15,300         292,995
                                                                     ----------
                                                                      1,876,691
                                                                     ----------
Health Care - 14.81%
+American Pharmaceutical Partners                         4,600         208,794
+Amylin Pharmaceuticals                                  15,100         281,766
+Barr Pharmaceuticals                                     5,950         282,149
+Caremark Rx                                              6,700         298,686
+Cytyc                                                   11,500         287,040
+Invitrogen                                               5,600         480,312
+Medco Health Solutions                                   7,300         353,612
Medicis Pharmaceutical Class A                            5,500         186,560
+MGI Pharma                                              10,000         273,000
+Neurocrine Biosciences                                   6,300         312,354
                                                                     ----------
                                                                      2,964,273
                                                                     ----------
Technology - 22.60%
+Amdocs                                                  12,000         356,280
ASML Holding                                             12,000         211,200
+Broadcom Class A                                         9,700         414,869

+Cadence Design Systems                                                                                   13,300            213,997
+Check Point Software Technologies                                                                        15,000            337,950
+Citrix Systems                                                                                            6,900            164,427
+Juniper Networks                                                                                         17,100            410,229
+Lam Research                                                                                              7,900            224,755
Linear Technology                                                                                         13,000            505,180
+Marvell Technology Group                                                                                  5,900            257,771
+Mercury Interactive                                                                                       5,700            224,409
+Network Appliance                                                                                         6,200            158,162
+NII Holdings                                                                                              3,600            267,984
+PMC - Sierra                                                                                              8,900             87,487
Satyam Computer Services ADR                                                                              13,500            385,830
+VeriSign                                                                                                 11,500            302,565
                                                                                                                          4,523,095
                                                                                                                         ----------
TOTAL COMMON STOCK (COST $14,399,736)                                                                                    18,256,003
                                                                                                                         ==========
                                                                                                     PRINCIPAL
                                                                                                     AMOUNT
REPURCHASE AGREEMENTS- 9.65%
With BNP Paribas 3.25% 8/1/05
(dated 7/29/05, to be repurchased at $1,134,307,
collateralized by $658,000 U.S. Treasury
Bills due 1/5/06, market value $648,339 and
$517,000 U.S. Treasury Bills due 1/19/06,
market value $508,460)                                                                                $1,134,000          1,134,000

With UBS Warburg 3.23% 8/1/05
(dated 7/29/05, to be repurchased at $796,214,
collateralized by $537,000 U.S. Treasury Notes 2.00%
due 8/31/05, market value $540,501 and $275,000
U.S. Treasury Notes 2.50% due 9/30/06, market value
$272,423)                                                                                                796,000            796,000
                                                                                                                        -----------
TOTAL REPURCHASE AGREEMENTS (COST $1,930,000)                                                                             1,930,000
                                                                                                                        ===========
Total Market Value of Securities - 100.89%
   (cost $16,329,736)                                                                                                    20,186,003
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS - (SEE NOTES) (0.89%)                                                      (177,354)
                                                                                                                        -----------
NET ASSETS APPLICABLE TO 5,132,771 SHARES OUTSTANDING - 100.00%                                                         $20,008,649
                                                                                                                        ===========

+Non-income producing security for the period ended July 31, 2005.

ADR - American Depositary Receipts

--------------------------------------------------------------------------------

NOTES


1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - The Mid-Cap Growth Equity Portfolio (the "Portfolio").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

REPURCHASE AGREEMENTS - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At July 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2005, the cost of investments and unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes was as follows:

Cost of investments                       $ 16,427,412
                                          ------------
Aggregate unrealized appreciation            3,851,610
Aggregate unrealized depreciation              (93,019)
                                          ------------
Net unrealized appreciation               $  3,758,591
                                          ============


3. CREDIT AND MARKET RISKS
The Portfolio may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At July 31, 2005, there were no Rule 144A securities. None of the securities have been determined to be illiquid under the Portfolio's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets.

The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

SCHEDULE OF INVESTMENTS (Unaudited)


DELAWARE REIT FUND

July 31, 2005

                                                                                                     NUMBER OF          MARKET
                                                                                                     SHARES             VALUE
COMMON STOCK - 100.69%
Diversified REITs - 6.01%
Vornado Realty Trust                                                                                     413,799       $ 36,679,143
                                                                                                                       ------------
                                                                                                                         36,679,143
                                                                                                                       ------------
Health Care REITs - 2.18%
*Medical Properties Trust                                                                                293,300          3,082,583
#Medical Properties Trust 144A                                                                           293,865          3,088,521
*Nationwide Health Properties                                                                            284,660          7,139,273
                                                                                                                       ------------
                                                                                                                         13,310,377
                                                                                                                       ------------
Hotel REITs - 4.41%
*Hersha Hospitality Trust                                                                                639,810          6,270,138
*Host Marriott                                                                                           343,519          6,406,629
*LaSalle Hotel Properties                                                                                407,915         14,203,601
                                                                                                                       ------------
                                                                                                                         26,880,368
                                                                                                                       ------------
Industrial REITs - 8.45%
AMB Property                                                                                             323,635         14,883,974
*First Potomac Realty Trust                                                                              156,553          4,125,172
ProLogis                                                                                                 713,907         32,525,602
                                                                                                                       ------------
                                                                                                                         51,534,748
                                                                                                                       ------------
Mall REITs - 18.26%
*CBL & Associates Properties                                                                             433,731         19,899,578
*General Growth Properties                                                                               652,654         30,009,031
*Mills                                                                                                   222,074         14,448,134
*Pennsylvania Real Estate Investment Trust                                                               132,517          6,481,406
Simon Property Group                                                                                     508,851         40,575,780
                                                                                                                       ------------
                                                                                                                        111,413,929
                                                                                                                       ------------
Manufactured Housing REITs - 1.64%
Equity Lifestyle Properties                                                                              227,200         10,012,704
                                                                                                                       ------------
                                                                                                                         10,012,704
                                                                                                                       ------------
Mortgage REITs - 4.77%
KKR Financial                                                                                             69,000          1,689,120
+#KKR Financial 144A                                                                                     309,422          7,574,651
*MortgageIT Holdings                                                                                     364,900          7,162,987
+#Peoples Choice 144A                                                                                    828,017          8,073,166
*Saxon Capital                                                                                           286,958          4,617,154
                                                                                                                       ------------
                                                                                                                         29,117,078
                                                                                                                       ------------
Multifamily REITs - 14.05%
*AvalonBay Communities                                                                                   175,426         15,360,301
Camden Property Trust                                                                                    242,826         13,423,421
*Education Realty Trust                                                                                  433,722          8,600,707
*Essex Property Trust                                                                                    136,792         12,565,713
Home Properties                                                                                          324,571         14,858,860
United Dominion Realty Trust                                                                             820,164         20,873,174
                                                                                                                       ------------
                                                                                                                         85,682,176
                                                                                                                       ------------
Office REITs - 24.73%
*Alexandria Real Estate Equities                                                                         217,774         17,519,918
*American Financial Realty Trust                                                                         730,979         10,526,098
*Brandywine Realty Trust                                                                                 392,173         12,706,405
*CarrAmerica Realty                                                                                      581,393         22,581,304
*Equity Office Properties Trust                                                                        1,004,665         35,615,375
*Prentiss Properties Trust                                                                               446,044         18,051,401
*Reckson Associates Realty                                                                               501,893         17,626,482
*SL Green Realty                                                                                         232,953         16,236,824
                                                                                                                       ------------
                                                                                                                        150,863,807
                                                                                                                       ------------
Office/Industrial REITs - 2.68%
*Duke Realty                                                                                             481,665         16,357,343
                                                                                                                       ------------
                                                                                                                         16,357,343
                                                                                                                       ------------

SCHEDULE OF INVESTMENTS (Unaudited)


DELAWARE REIT FUND

Real Estate Operating Companies - 3.01%
*+Great Wolf Resorts                                                                                     363,872          4,945,020
Starwood Hotels & Resorts Worldwide                                                                      212,250         13,439,670
                                                                                                                       ------------
                                                                                                                         18,384,690
                                                                                                                       ------------
Shopping Center REITs - 10.50%
*Developers Diversified Realty                                                                           281,822         13,716,277
*Federal Realty Investment Trust                                                                         290,311         18,960,211
*Kite Realty Group Trust                                                                                 605,304          9,382,212
*Ramco-Gershenson Properties Trust                                                                       296,083          8,823,273
Regency Centers                                                                                          213,161         13,152,034
                                                                                                                       ------------
                                                                                                                         64,034,007
                                                                                                                       ------------
TOTAL COMMON STOCK (cost $425,347,265)                                                                                  614,270,370
                                                                                                                       ============


TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING COLLATERAL - 100.69%
   (cost $425,347,265)                                                                                                  614,270,370
                                                                                                                        ===========

SECURITIES LENDING COLLATERAL** - 15.44%
Short-Term Investments
Abbey National 3.59% 1/13/06                                                                            1,917,615         1,918,326
Australia New Zealand 3.44% 8/29/06                                                                     2,591,626         2,591,626
Bank of New York
   3.29% 10/28/05                                                                                       1,295,839         1,295,832
   3.32% 4/4/06                                                                                         2,073,703         2,073,300
Bank of the West 3.32% 3/2/06                                                                           2,591,810         2,591,626
Bayerische Landesbank 3.45% 8/25/06                                                                     2,590,942         2,591,626
Bear Stearns
    3.40% 1/30/06                                                                                       2,850,788         2,850,788
    3.60% 1/17/06                                                                                         518,326           518,501
Beta Finance 3.33% 4/18/06                                                                              2,591,602         2,591,431
Calyon 3.77% 12/30/05                                                                                   1,822,747         1,820,604
CDC Financial Product 3.41% 8/29/05                                                                     3,369,113         3,369,113
Citigroup Global Markets
    3.35% 8/1/05                                                                                       19,896,556        19,896,556
    3.38% 8/5/05                                                                                        3,369,113         3,369,113
Credit Swiss First Boston New York
    3.38% 4/18/06                                                                                       2,799,339         2,798,956
    3.49% 12/29/05                                                                                        544,265           544,263
Deutsche Bank London 3.76% 12/27/05                                                                       777,583           777,584
Goldman Sachs 3.45% 7/31//06                                                                            2,850,788         2,850,788
Lehman Holdings 3.39% 12/23/05                                                                          2,591,750         2,593,178
Marshall & Ilsley Bank 3.44% 12/29/05                                                                   2,592,352         2,591,703
Merrill Lynch Mortgage Capital 3.41% 8/12/05                                                            3,369,113         3,369,113
Morgan Stanley
   3.49% 7/31/06                                                                                        2,850,788         2,850,788
   3.51% 8/15/05                                                                                          518,315           518,325
National City Bank 3.31% 1/23/06                                                                        2,954,562         2,954,559
Nordea Bank Norge ASA 3.37% 8/29/06                                                                     2,592,001         2,591,626
Pfizer 3.30% 8/29/06                                                                                    2,487,890         2,487,960
Proctor & Gamble 3.34% 8/29/06                                                                          2,591,672         2,591,625
Royal Bank of Scotland 3.40% 8/29/06                                                                    2,591,851         2,591,626
Sigma Finance
   3.31% 9/30/05                                                                                        2,435,774         2,435,976
   3.33% 3/16/06                                                                                          778,837           778,925
Sun Trust Bank 3.34% 8/5/05                                                                             1,295,743         1,295,742
Wal-Mart Funding 3.33% 8/22/05                                                                          2,323,737         2,319,167
Washington Mutual Bank 3.49% 9/19/05                                                                    2,591,651         2,591,626
Wells Fargo 3.36% 8/29/06                                                                               2,590,993         2,591,626
Wilmington Trust Company 3.25% 8/9/05                                                                   2,591,692         2,591,647
                                                                                                                       ------------
TOTAL SECURITIES LENDING COLLATERAL (cost $94,195,245)                                                                   94,195,245
                                                                                                                       ------------
TOTAL MARKET VALUE OF SECURITIES - 116.13%  (cost $519,542,510)                                                         708,465,615o
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL - (15.44%)**                                                         (94,195,245)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) - (0.69%)                                                    (4,222,269)
                                                                                                                       ------------
NET ASSETS APPLICABLE TO 25,967,210 SHARES OUTSTANDING - 100.00%                                                       $610,048,101
                                                                                                                       ============

+Non-income producing security for the period ended July 31, 2005. #Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note 4 in "Notes." *Fully or partially on loan.
**See Note 3 in "Notes."
oIncludes $91,976,917 of securities loaned.

SUMMARY OF ABBREVIATIONS:
REIT - Real Estate Investment Trust

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - Delaware REIT Fund (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gains on investments, if any, annually.

2. INVESTMENTS
At July 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments                    $425,536,397
                                       ------------
Aggregate unrealized appreciation       192,621,907
Aggregate unrealized depreciation        (3,887,934)
                                       ------------

Net unrealized appreciation            $188,733,973
                                       ============

3. SECURITIES LENDING
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JP Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At July 31, 2005, the market value of the securities on loan was $91,976,917, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

4. CREDIT AND MARKET RISK
The Fund concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At July 31, 2005, Rule 144A securities represented approximately 3.07% of total net assets. None of these securities have been determined to be illiquid under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to the investment advisor the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted on the Schedule of Investments.

SCHEDULE OF INVESTMENTS (Unaudited)
Delaware Pooled Trust-The Real Estate Investment Trust Portfolio II

July 31, 2005

                                                                                                     NUMBER OF          MARKET
                                                                                                     SHARES             VALUE
COMMON STOCK - 97.15%
Diversified REITs - 6.11%
Vornado Realty Trust                                                                                      47,200         $4,183,808
                                                                                                                         ----------
                                                                                                                          4,183,808
                                                                                                                         ----------
Health Care REITs - 2.11%
Medical Properties Trust                                                                                  32,900            345,779
#Medical Properties Trust 144A                                                                            33,900            356,289
Nationwide Health Properties                                                                              29,600            742,368
                                                                                                                         ----------
                                                                                                                          1,444,436
                                                                                                                         ----------
Hotel REITs - 3.84%
Hersha Hospitality Trust                                                                                  64,100            628,180
Host Marriott                                                                                             35,900            669,535
LaSalle Hotel Properties                                                                                  38,300          1,333,606
                                                                                                                         ----------
                                                                                                                          2,631,321
                                                                                                                         ----------
Industrial REITs - 8.26%
AMB Property                                                                                              35,780          1,645,522
First Potomac Realty Trust                                                                                16,700            440,045
ProLogis                                                                                                  78,500          3,576,460
                                                                                                                         ----------
                                                                                                                          5,662,027
                                                                                                                         ----------
Mall REITs - 17.35%
CBL & Associates Properties                                                                               45,600          2,092,128
General Growth Properties                                                                                 69,600          3,200,208
Mills                                                                                                     24,800          1,613,488
Pennsylvania Real Estate Investment Trust                                                                 14,700            718,977
Simon Property Group                                                                                      53,470          4,263,698
                                                                                                                         ----------
                                                                                                                         11,888,499
                                                                                                                         ----------
Manufactured Housing REITs - 1.60%
Equity Lifestyle Properties                                                                               24,900          1,097,343
                                                                                                                         ----------
                                                                                                                          1,097,343
                                                                                                                         ----------
Mortgage REITs - 4.67%
KKR Financial                                                                                              7,800            190,944
+#KKR Financial 144A                                                                                      34,600            847,008
MortgageIT Holdings                                                                                       40,500            795,015
+#Peoples Choice 144A                                                                                     87,000            848,250
Saxon Capital                                                                                             32,400            521,316
                                                                                                                         ----------
                                                                                                                          3,202,533
                                                                                                                         ----------

Multifamily REITs - 13.91%
AvalonBay Communities                                                                                     20,100          1,759,956
Camden Property Trust                                                                                     27,300          1,509,144
Education Realty Trust                                                                                    47,000            932,010
Essex Property Trust                                                                                      14,900          1,368,714
Home Properties                                                                                           35,400          1,620,612
United Dominion Realty Trust                                                                              92,000          2,341,400
                                                                                                                         ----------
                                                                                                                          9,531,836
                                                                                                                         ----------
Office REITs - 20.80%
Alexandria Real Estate Equities                                                                           24,300          1,954,935
American Financial Realty Trust                                                                           73,600          1,059,840
Brandywine Realty Trust                                                                                   41,900          1,357,560
CarrAmerica Realty                                                                                        62,390          2,423,228
Equity Office Properties Trust                                                                           105,511          3,740,365
Prentiss Properties Trust                                                                                 50,075          2,026,535
SL Green Realty                                                                                           24,280          1,692,316
                                                                                                                         ----------
                                                                                                                         14,254,779
                                                                                                                         ----------

Office/Industrial REITs - 5.48%
Duke Realty                                                                                               52,540          1,784,258
Reckson Associates Realty                                                                                 56,030          1,967,774
                                                                                                                         ----------
                                                                                                                          3,752,032
                                                                                                                         ----------
Real Estate Operating Companies - 3.00%
+Great Wolf Resorts                                                                                       40,800            554,472
Starwood Hotels & Resorts Worldwide                                                                       23,700          1,500,684
                                                                                                                         ----------
                                                                                                                          2,055,156
                                                                                                                         ----------

Shopping Center REITs - 10.02%
Developers Diversified Realty                                                                             32,000          1,557,440
Federal Realty Investment Trust                                                                           29,900          1,952,769
Kite Realty Group Trust                                                                                   62,300            965,650
Ramco-Gershenson Properties                                                                               32,500            968,500
Regency Centers                                                                                           23,000          1,419,100
                                                                                                                         ----------
                                                                                                                          6,863,459
                                                                                                                         ----------
TOTAL COMMON STOCK (cost $48,048,727)                                                                                    66,567,229
                                                                                                                         ==========

                                                                                                     PRINCIPAL
                                                                                                     AMOUNT

REPURCHASE AGREEMENTS - 3.65%
With BNP Paribas 3.25% 8/1/05 (dated 7/29/05, to be repurchased at $1,470,398, collateralized by $853,000 U.S. Treasury Bills due 1/5/06, market value $840,489 and $670,000 U.S. Treasury Bills due 1/19/06,
market value $659,154)                                                                               $1,470,000          1,470,000

With UBS Warburg 3.23% 8/1/05 (dated 7/29/05, to be repurchased at $1,032,278, collateralized by $696,000 U.S. Treasury Notes 2.00% due 8/31/05, market value
$700,691 and $356,000 U.S. Treasury Notes 2.50% due 9/30/06, market value
$353,162)                                                                                             1,032,000          1,032,000
                                                                                                                        ----------
TOTAL REPURCHASE AGREEMENTS (cost $2,502,000)                                                                            2,502,000
                                                                                                                         =========

TOTAL MARKET VALUE OF SECURITIES - 100.80%
   (cost $50,550,727)                                                                                                    69,069,229
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) - (0.80%)                                                      (546,244)
                                                                                                                        -----------
NET ASSETS APPLICABLE TO 2,375,048 SHARES OUTSTANDING - 100.00%                                                         $68,522,985
                                                                                                                        ===========

+Non-income producing security for the period ended July 31, 2005. #Security exempt from registration under rule 144A of the Securities Act of 1933. See Note 3 in "Notes."

REIT - Real Estate Investment Trust

--------------------------------------------------------------------------------


NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust -The Real Estate Investment Trust Portfolio II (the "Portfolio").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

REPURCHASE AGREEMENTS - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At July 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2005, the cost of investments and unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes was as follows:

Cost of investments                         $50,613,703
                                            -----------
Aggregate unrealized appreciation            18,890,831
Aggregate unrealized depreciation              (435,305)
                                             ----------
Net unrealized appreciation                 $18,455,526
                                            ===========
3. CREDIT AND MARKET RISK
The Portfolio concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Portfolio holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Portfolio is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At July 31, 2005, Rule 144A securities represented approximately 2.99% of total net assets. None of these securities has been determined to be illiquid under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to the investment advisor the day-to-day functions of determining whether individual Rule 144A securities are illiquid for purposes of the Fund's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted on the Schedule of Investments.

SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE POOLED TRUST-THE SMALL-CAP GROWTH EQUITY PORTFOLIO

July 31, 2005
                                                                                                     NUMBER OF          MARKET
                                                                                                     SHARES             VALUE
Common Stock - 96.42%
Basic Industry/Capital Goods - 5.55%
AMCOL International                                                                                       36,200           $718,570
Bucyrus International Class A                                                                              4,200            179,004
+Mettler-Toledo International                                                                             28,900          1,517,250
MSC Industrial Direct Class A                                                                             50,181          1,941,503
+Paxar                                                                                                    44,200            860,132
                                                                                                                         ----------
                                                                                                                          5,216,459
                                                                                                                         ----------
Business Services - 9.06
+Advisory Board                                                                                           22,400          1,168,832
+Bright Horizons Family Solutions                                                                         34,906          1,597,997
+Fisher Scientific International                                                                          29,100          1,951,155
+Monster Worldwide                                                                                        62,200          1,889,014
+Resources Connection                                                                                     63,500          1,905,000
                                                                                                                         ----------
                                                                                                                          8,511,998
                                                                                                                         ----------
Consumer Durables - 1.63%
Gentex                                                                                                    36,500            650,430
Winnebago Industries                                                                                      22,900            883,711
                                                                                                                         ----------
                                                                                                                          1,534,141
                                                                                                                         ----------
Consumer Non-Durables - 10.30%
+Carter's                                                                                                 41,900          2,549,615
+Coach                                                                                                   103,584          3,636,835
+Cost Plus                                                                                                18,846            424,600
+Dick's Sporting Goods                                                                                    11,500            456,780
+Peet's Coffee & Tea                                                                                      18,900            646,569
PETsMART                                                                                                  59,000          1,755,250
+Too                                                                                                       8,000            206,320
                                                                                                                         ----------
                                                                                                                          9,675,969
                                                                                                                         ----------
Consumer Services - 13.67%
+CEC Entertainment                                                                                        24,900            953,919
+Cheesecake Factory                                                                                       49,723          1,778,094
Four Seasons Hotels                                                                                       22,300          1,482,950
+Getty Images                                                                                             24,771          2,000,259
+Kerzner International                                                                                    17,600          1,051,600
+P.F. Chang's China Bistro                                                                                10,400            592,696
+Sonic                                                                                                    52,375          1,587,486
+West                                                                                                     42,963          1,718,090
+Wynn Resorts                                                                                             29,700          1,672,110
                                                                                                                         ----------
                                                                                                                         12,837,204
                                                                                                                         ----------
Energy - 0.51%
Carbo Ceramics                                                                                             5,500            477,895
                                                                                                                         ----------
                                                                                                                            477,895
                                                                                                                         ----------
Financial - 8.62%
City National                                                                                             17,300          1,264,111
Delphi Financial Group Class A                                                                            13,150            637,907
Downey Financial                                                                                          13,100          1,014,464
IPC Holdings                                                                                              19,700            796,865
PartnerRe                                                                                                 21,300          1,380,666
Sovereign Bancorp                                                                                         42,200          1,012,378
Webster Financial                                                                                         24,100          1,161,620
Westcorp                                                                                                  14,200            822,890
                                                                                                                         ----------
                                                                                                                          8,090,901
                                                                                                                         ----------
Health Care - 19.47%
+Align Technology                                                                                         82,100            535,292
+Amylin Pharmaceuticals                                                                                   68,000          1,268,880
+#Conceptus                                                                                               56,500            451,435
+CV Therapeutics                                                                                          25,800            726,786
+Cytyc                                                                                                    39,100            975,936
+Digene                                                                                                   32,000            930,880
+Encysive Pharmaceuticals                                                                                116,900          1,485,799

+Exelixis                                                                                                 54,100            479,326
+First Horizon Pharmaceutical                                                                             43,400            923,552
Medicis Pharmaceutical Class A                                                                            24,400            827,648
+MGI Pharma                                                                                               44,800          1,223,040
+Nektar Therapeutics                                                                                      93,068          1,745,956
+Neurocrine Biosciences                                                                                   19,900            986,642
+Par Pharmaceuticals                                                                                      24,800            580,816
+Protein Design Labs                                                                                     113,500          2,586,665
+Telik                                                                                                    68,100          1,157,700
+United Therapeutics                                                                                      26,200          1,397,770
                                                                                                                         ----------
                                                                                                                         18,284,123
                                                                                                                         ----------
Technology - 24.40%
+Akamai Technologies                                                                                      77,000          1,175,790
+American Reprographics                                                                                   38,100            678,180
+Avocent                                                                                                  24,100            840,126
+Cymer                                                                                                    34,800          1,207,560
+Fairchild Semiconductor Class A                                                                          60,500          1,020,030
+FormFactor                                                                                                7,700            201,278
+Foundry Networks                                                                                        109,600          1,297,664
Henry (Jack) & Associates                                                                                 70,530          1,358,407
+Hyperion Solutions                                                                                       24,900          1,171,794
+Integrated Circuit Systems                                                                               56,200          1,229,656
+Micrel                                                                                                   74,371            899,145
+NAVTEQ                                                                                                   26,700          1,173,999
+Opsware                                                                                                 172,000            963,200
+Polycom                                                                                                  68,800          1,140,016
+Power Integrations                                                                                       42,000            970,200
+RSA Security                                                                                             61,800            800,310
+salesforce.com                                                                                           52,900          1,245,795
+Sanmina-SCI                                                                                              87,800            419,684
+Semtech                                                                                                  16,700            306,612
+Silicon Image                                                                                            78,700            930,234
+Skyworks Solutions                                                                                       58,300            427,339
+Tekelec                                                                                                  73,805          1,225,901
+Vishay Intertechnology                                                                                   66,000            925,320
+Websense                                                                                                 15,600            777,504
+Wind River Systems                                                                                       31,100            531,499
                                                                                                                         ----------
                                                                                                                         22,917,243
                                                                                                                         ----------
Transportation - 3.21%
Hunt (J.B.) Transport                                                                                     71,700          1,407,471
UTi Worldwide                                                                                             22,500          1,605,600
                                                                                                                         ----------
                                                                                                                          3,013,071
                                                                                                                         ----------
TOTAL COMMON STOCK (cost $61,957,224)                                                                                    90,559,004
                                                                                                                         ==========

                                                                                                     PRINCIPAL
                                                                                                     AMOUNT
Repurchase Agreements - 6.11%
With BNP Paribas 3.25% 8/1/05 (dated 7/29/05, to be repurchased at $3,368,912, collateralized by $1,956,000 U.S. Treasury Bills due 1/5/06, market value
$1,926,205 and $1,536,000 U.S. Treasury Bills due 1/19/06,
market value $1,510,628)                                                                              $3,368,000          3,368,000

With UBS Warburg 3.23% 8/1/05 (dated 7/29/05, to be repurchased at $2,366,637, collateralized by $1,594,000 U.S. Treasury Notes 2.00% due 8/31/05, market value
$1,605,819 and $816,000 U.S. Treasury Notes 2.50% due 9/30/06, market value
$809,365)                                                                                              2,366,000          2,366,000
                                                                                                                        -----------
TOTAL REPURCHASE AGREEMENTS (cost $5,734,000)                                                                             5,734,000
                                                                                                                        ===========
Total Market Value of Securities - 102.53%
   (cost $67,691,224)                                                                                                    96,293,004
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) - (2.53%)                                                    (2,377,340)
                                                                                                                        -----------
NET ASSETS APPLICABLE TO 5,854,219 SHARES OUTSTANDING - 100.00%                                                         $93,915,664
                                                                                                                        ===========

+Non-income producing security for the period ended July 31, 2005.
#Restricted Security. Investment in a security not registered under the Securities Act of 1933. This security has certain restrictions on resale which may limit its liquidity. At July 31, 2005, the aggregate amount of the restricted security equals $451,435 or 0.48% of the Portfolio's net assets. See
Note 3 in "Notes."

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Pooled Trust
- The Small-Cap Growth Equity Portfolio (the "Portfolio").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

REPURCHASE AGREEMENTS - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At July 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2005, the cost of investments and unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes were as follows:

Cost of investments                      $68,700,799
                                         -----------
Aggregate unrealized appreciation         29,349,499
Aggregate unrealized depreciation         (1,757,294)
                                         -----------
Net unrealized appreciation              $27,592,205
                                         ===========

For federal income tax purposes, at October 31, 2004, capital loss carryforwards of $14,404,447 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $9,177,581 expires in 2009, $3,721,802 expires in 2010 and $1,505,064 expires in 2011.

3. CREDIT AND MARKET RISK
The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At July 31, 2005, there were no Rule 144A securities. None of these securities has been determined to be illiquid under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to the investment advisor the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets.

The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

SCHEDULE OF INVESTMENTS (Unaudited)
Delaware Pooled Trust - The Small-Cap Growth II Equity Portfolio

July 31, 2005

                                                                                                     NUMBER OF          MARKET
                                                                                                     SHARES             VALUE
COMMON STOCK - 92.87%
Basic Industry/Capital Goods - 3.98%
Engineered Support Systems                                                                                   750            $27,735
Lincoln Electric Holdings                                                                                    900             32,949
+NCI Building Systems                                                                                        800             30,896
                                                                                                                           --------
                                                                                                                             91,580
                                                                                                                           --------
usiness Services - 6.44%
+Advisory Board                                                                                              500             26,090
+aQuantive                                                                                                 1,200             22,632
+Collectors Universe                                                                                       1,500             23,955
+iVillage                                                                                                  2,000             11,000
+Portfolio Recovery Associates                                                                               600             25,320
+Resources Connection                                                                                      1,300             39,000
                                                                                                                           --------
                                                                                                                            147,997
                                                                                                                           --------
Consumer Non-Durables - 16.94%
+America's Car-Mart                                                                                          750             16,373
+Build-A-Bear Workshop                                                                                       700             16,800
+Carter's                                                                                                    500             30,425
+Coach                                                                                                     2,400             84,263
+Guitar Center                                                                                               700             45,217
+Hibbett Sporting Goods                                                                                    1,600             64,048
+Tractor Supply                                                                                              300             16,866
+Urban Outfitters                                                                                          1,300             78,923
+Warnaco Group Class A                                                                                     1,500             36,525
                                                                                                                           --------
                                                                                                                            389,440
                                                                                                                           --------
Consumer Services - 9.77%
+BJ's Restaurants                                                                                          2,900             70,354
+Cheesecake Factory                                                                                          900             32,184
+First Cash Financial Services                                                                             1,000             23,850
Four Seasons Hotels                                                                                          400             26,600
+RARE Hospitality International                                                                              700             21,812
+Sonic                                                                                                     1,150             34,857
+TRM                                                                                                         800             15,088
                                                                                                                           --------
                                                                                                                            224,745
                                                                                                                           --------
Financial - 8.96%
Brookline Bancorp                                                                                          1,200             19,212
Delphi Financial Group Class A                                                                             1,000             48,510
Downey Financial                                                                                             300             23,232
RAIT Investment Trust                                                                                        300              9,507
+Signature Bank                                                                                            1,200             36,036
Westcorp                                                                                                   1,200             69,540
                                                                                                                           --------
                                                                                                                            206,037
                                                                                                                           --------
Health Care - 20.50%
+Align Technology                                                                                          2,500             16,300
+Amylin Pharmaceuticals                                                                                    1,500             27,990
+Animas                                                                                                    1,600             33,488
+Conceptus                                                                                                 2,200             17,578
+Conor Medsystems                                                                                            800             12,976
+CV Therapeutics                                                                                           2,100             59,157
+Digene                                                                                                      700             20,363
+Encysive Pharmaceuticals                                                                                  2,000             25,420
+Immucor                                                                                                   1,100             30,217
+Isolagen                                                                                                  2,900             16,211
+Keryx Biopharmaceuticals                                                                                    900             15,093
Medicis Pharmaceutical Class A                                                                               600             20,352
+MGI Pharma                                                                                                1,100             30,030
+Nektar Therapeutics                                                                                       2,200             41,272
+POZEN                                                                                                       700              5,775
+Protein Design Labs                                                                                       1,500             34,185
+Rigel Pharmaceuticals                                                                                     1,000             21,645
+SeraCare Life Sciences                                                                                      700             11,340
+United Therapeutics                                                                                         600             32,010
                                                                                                                           --------
                                                                                                                            471,402
                                                                                                                           --------

Technology - 23.34%
+Agile Software                                                                                            2,200             14,278
+Akamai Technologies                                                                                       2,100             32,067
+Cymer                                                                                                       800             27,760
+Hittite Microwave                                                                                           300              5,814
+InPhonic                                                                                                    800             12,800
+Integrated Device Technology                                                                              1,800             20,808
+Interwoven                                                                                                2,600             20,592
+Jupitermedia                                                                                              2,200             48,158
+Manhattan Associates                                                                                        800             16,560
+Marchex                                                                                                   2,200             36,146
+MatrixOne                                                                                                 4,000             19,760
+Mattson Technology                                                                                        2,600             22,100
+Merix                                                                                                     1,900             11,951
+NMS Communications                                                                                        2,900              9,773
+O2Micro International                                                                                     2,500             42,900
+Power Integrations                                                                                        1,200             27,720
+RSA Security                                                                                                600              7,770
+Secure Computing                                                                                            200              2,472
+Semtech                                                                                                     448              8,225
+SiRF Technology Holdings                                                                                  1,600             34,960
+Skyworks Solutions                                                                                        1,300              9,529
+SupportSoft                                                                                               2,900             15,950
+Tessera Technologies                                                                                      1,400             49,167
+TIBCO Software                                                                                            3,200             24,608
+Websense                                                                                                    300             14,952
                                                                                                                         ----------
                                                                                                                            536,820
                                                                                                                         ----------
Transportation - 2.94%
Knight Transportation                                                                                        950             22,468
+Old Dominion Freight Line                                                                                   700             23,184
+Universal Truckload Services                                                                              1,200             21,900
                                                                                                                         ----------
                                                                                                                             67,552
                                                                                                                         ----------
TOTAL COMMON STOCK (COST $1,770,929)                                                                                      2,135,573
                                                                                                                         ==========
                                                                                                     PRINCIPAL
                                                                                                     AMOUNT
FEDERAL AGENCY (DISCOUNT NOTE) - 6.08%
^Fannie Mae 3.157% 8/9/05                                                                               $140,000            139,902
                                                                                                                         ----------
TOTAL FEDERAL AGENCY (DISCOUNT NOTE) (COST $139,933)                                                                        139,902
                                                                                                                         ----------

TOTAL MARKET VALUE OF SECURITIES - 98.95%
   (cost $1,910,862)                                                                                                      2,275,475
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 1.05%                                                          24,057
                                                                                                                         ----------
NET ASSETS APPLICABLE TO 235,295 SHARES OUTSTANDING - 100.00%                                                            $2,299,532
                                                                                                                         ==========

+ Non-income producing security for the period ended July 31, 2005.
^Zero coupon security. The interest rate shown is the yield at the time of purchase.

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Pooled Trust
- The Small Cap Growth II Equity Portfolio (the "Portfolio").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At July 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2005, the cost of investments and unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes were as follows:

Cost of investments                         $1,914,242
                                            ----------
Aggregate unrealized appreciation              479,768
Aggregate unrealized depreciation             (118,535)
                                            ----------
Net unrealized appreciation                 $  361,233
                                            ==========

For federal income tax purposes, at October 31, 2004, capital loss carryforwards of $46,490 may be carried forward and applied against future capital gains. These capital loss carryforwards expire in 2012.

3. CREDIT AND MARKET RISKS
The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At July 31, 2005, there were no Rule 144A securities. None of the securities have been determined to be illiquid under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets.

The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

SCHEDULE OF INVESTMENTS (Unaudited)
Delaware Pooled Trust - The Smid-Cap Growth Equity Portfolio

July 31, 2005

                                                                                                     NUMBER OF          MARKET
                                                                                                     SHARES             VALUE
COMMON STOCK - 97.38%
Basic Industry/Capital Goods - 4.95%
Allegheny Technologies                                                                                       900            $26,163
Engineered Support Systems                                                                                   650             24,037
MSC Industrial Direct Class A                                                                                900             34,821
+TurboChef Technologies                                                                                    1,300             22,529
                                                                                                                         ----------
                                                                                                                            107,550
                                                                                                                         ----------
Business Services - 7.18%
+Bright Horizons Family Solutions                                                                            700             32,046
+Fisher Scientific International                                                                             500             33,525
+Lamar Advertising                                                                                         1,100             48,411
+Resources Connection                                                                                      1,400             42,000
                                                                                                                         ----------
                                                                                                                            155,982
                                                                                                                         ----------
Consumer Durables - 2.12%
Gentex                                                                                                       600             10,692
+Hovnanian Enterprises Class A                                                                               500             35,340
                                                                                                                         ----------
                                                                                                                             46,032
                                                                                                                         ----------
Consumer Non-Durables - 12.52%
American Eagle Outfitters                                                                                  1,400             46,130
+Coach                                                                                                     2,400             84,264
+Design Within Reach                                                                                         600             11,190
+Orange 21                                                                                                 1,800             11,484
PETsMART                                                                                                   1,300             38,675
+Urban Outfitters                                                                                            400             24,284
+Warnaco Group Class A                                                                                     1,400             34,090
+Williams-Sonoma                                                                                             500             22,080
                                                                                                                         ----------
                                                                                                                            272,197
                                                                                                                         ----------
Consumer Services - 12.45%
+Cheesecake Factory                                                                                        1,050             37,548
Four Seasons Hotels                                                                                          600             39,900
+Getty Images                                                                                                400             32,300
Host Marriott                                                                                              1,400             26,110
+P.F. Chang's China Bistro                                                                                   500             28,495
Royal Caribbean Cruises                                                                                      500             22,725
+Sonic                                                                                                     1,100             33,341
+Wynn Resorts                                                                                                700             39,410
+XM Satellite Radio Holdings Class A                                                                         300             10,689
                                                                                                                         ----------
                                                                                                                            270,518
                                                                                                                         ----------
Financial - 8.50%
+Affiliated Managers Group                                                                                   400             28,520
City National                                                                                                400             29,228
Downey Financial                                                                                             300             23,232
PartnerRe                                                                                                    500             32,410
Sovereign Bancorp                                                                                          2,100             50,379
UnumProvident                                                                                              1,100             21,065
                                                                                                                         ----------
                                                                                                                            184,834
                                                                                                                         ----------
Health Care - 22.23%
+American Pharmaceutical Partners                                                                            500             22,695
+Amylin Pharmaceuticals                                                                                    1,600             29,856
+Animas                                                                                                    1,600             33,488
+Barr Pharmaceuticals                                                                                        400             18,968
+CV Therapeutics                                                                                           2,000             56,340
+Encysive Pharmaceuticals                                                                                  1,900             24,149
+Express Scripts Class A                                                                                     600             31,380
+First Horizon Pharmaceutical                                                                              1,800             38,304
+Immucor                                                                                                   1,100             30,217
+Invitrogen                                                                                                  500             42,885
Medicis Pharmaceutical Class A                                                                               600             20,352
+MGI Pharma                                                                                                  900             24,570
+Micrus Endovascular                                                                                       2,000             24,600
+POZEN                                                                                                       200              1,650

+Protein Design Labs                                                                                       1,600             36,464
+Rigel Pharmaceuticals                                                                                     1,000             21,645
+Telik                                                                                                     1,500             25,500
                                                                                                                         ----------
                                                                                                                            483,063
                                                                                                                         ----------
TECHNOLOGY/COMMUNICATIONS - 4.78%
+Avocent                                                                                                     300             10,458
+C-COR                                                                                                     3,800             31,654
+O2Micro International                                                                                     2,200             37,752
+SafeNet                                                                                                     700             23,933
                                                                                                                         ----------
                                                                                                                            103,797
                                                                                                                         ----------
Technology/Hardware - 7.41%
+Cadence Design Systems                                                                                    1,400             22,526
+Cymer                                                                                                       800             27,760
+Faro Technologies                                                                                         1,100             26,048
Intersil                                                                                                     900             17,433
+Lam Research                                                                                                800             22,760
+Micrel                                                                                                    1,700             20,553
+PMC - Sierra                                                                                              1,000              9,830
+TTM Technologies                                                                                          2,000             14,180
                                                                                                                         ----------
                                                                                                                            161,090
                                                                                                                         ----------
Technology/Software - 13.02%
+Akamai Technologies                                                                                       1,700             25,959
+Amdocs                                                                                                    1,200             35,628
+Check Point Software Technology                                                                           1,100             24,783
+Citrix Systems                                                                                              800             19,064
Henry (Jack) & Associates                                                                                  1,600             30,816
+Informatica                                                                                               2,200             23,254
+Mercury Interactive                                                                                         600             23,622
+Perot Systems Class A                                                                                     2,300             32,384
Satyam Computer Services ADR                                                                               1,500             42,870
+TIBCO Software                                                                                            3,200             24,608
                                                                                                                         ----------
                                                                                                                            282,988
                                                                                                                         ----------
Transportation - 2.22%
Hunt (J.B.) Transport                                                                                      1,000             19,630
UTi Worldwide                                                                                                400             28,544
                                                                                                                             48,174
                                                                                                                         ----------
TOTAL COMMON STOCK (COST $1,897,715)                                                                                      2,116,225
                                                                                                                         ==========

TOTAL MARKET VALUE OF SECURITIES - 97.38%
   (cost $1,897,715)                                                                                                      2,116,225
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 2.62%                                                          57,031
                                                                                                                         ----------
NET ASSETS APPLICABLE TO 235,295 SHARES OUTSTANDING - 100.00%                                                            $2,173,256
                                                                                                                         ==========

+ Non-income producing security for the period ended July 31, 2005.

ADR - American Depositary Receipts

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Pooled Trust
- The Smid-Cap Growth Equity Portfolio (the "Portfolio").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At July 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2005, the cost of investments and unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes were as follows:


Cost of investments                        $  1,897,715
                                           ------------
Aggregate unrealized appreciation               254,594
Aggregate unrealized depreciation               (36,084)
                                           ------------
Net unrealized appreciation                $    218,510
                                           ============

3. CREDIT AND MARKET RISK
The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At July 31, 2005, there were no Rule 144A securities. None of the securities have been determined to be illiquid under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets.

The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

ITEM 2.  CONTROLS AND PROCEDURES.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:



                                  CERTIFICATION

I, Jude T. Driscoll, certify that:

1.       I have reviewed this report on Form N-Q of Delaware Pooled Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


JUDE T. DRISCOLL
------------------------------
By:    Jude T. Driscoll
Title: Chief Executive Officer
Date:  September 29, 2005

                                  CERTIFICATION

I, Michael P. Bishof, certify that:

1.       I have reviewed this report on Form N-Q of Delaware Pooled Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


MICHAEL P. BISHOF
--------------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  September 29, 2005

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE POOLED TRUST


JUDE T. DRISCOLL
--------------------------------
By:    Jude T. Driscoll
Title: Chief Executive Officer
Date:  September 29, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JUDE T. DRISCOLL
--------------------------------
By:    Jude T. Driscoll
Title: Chief Executive Officer
Date:  September 29, 2005


MICHAEL P. BISHOF
--------------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  September 29, 2005